Document and Entity Information	12 Months Ended
Dec. 31, 2012
Document and Entity Information
Entity Registrant Name	UNION SECURITY INSURANCE CO
Entity Central Index Key	0000823533
Document Type	S-1
Document Period End Date	Dec 31, 2012
Amendment Flag	false
Post-Effective Amendment Number	5
Entity Filer Category	Non-accelerated Filer

Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Investments:
Fixed maturity securities available for sale, at fair value (amortized cost - $2,441,051 in 2012 and $2,526,001 in 2011)	$ 2,925,500	$ 2,865,934
Equity securities available for sale, at fair value (cost - $76,808 in 2012 and $81,143 in 2011)	91,093	80,881
Commercial mortgage loans on real estate, at amortized cost	628,506	671,104
Policy loans	12,802	12,822
Short-term investments	40,317	82,664
Collateral held/pledged under securities agreements	42,540	42,666
Other investments	109,547	103,053
Total investments	3,850,305	3,859,124
Cash and cash equivalents	3,943	5,741
Premiums and accounts receivable, net	67,873	66,510
Reinsurance recoverables	1,803,405	1,820,067
Accrued investment income	39,648	42,266
Deferred acquisition costs	20,600	18,637
Deferred income taxes, net	0	2,936
Goodwill	17,285	17,285
Value of business acquired	13,105	14,833
Other intangible assets, net	18,335	20,123
Other assets	7,939	10,528
Assets held in separate accounts	1,510,458	1,469,782
Total assets	7,352,896	7,347,832
Liabilities
Future policy benefits and expenses	2,804,648	2,897,210
Unearned premiums	29,545	32,291
Claims and benefits payable	1,694,327	1,760,577
Commissions payable	15,897	14,333
Deferred gain on disposal of businesses	73,529	86,034
Obligation under securities agreements	42,534	42,830
Accounts payable and other liabilities	137,231	152,317
Deferred income taxes, net	70,020	0
Tax payable	13,182	11,938
Liabilities related to separate accounts	1,510,458	1,469,782
Total liabilities	6,391,371	6,467,312
Commitments and contingencies (Note 16)
Stockholder's equity
Common stock, par value $5 per share, 1,000,000 shares authorized, issued, and outstanding	5,000	5,000
Additional paid-in capital	497,211	497,211
Retained earnings	138,743	161,239
Accumulated other comprehensive income	320,571	217,070
Total stockholder's equity	961,525	880,520
Total liabilities and stockholder's equity	$ 7,352,896	$ 7,347,832

Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Consolidated Balance Sheets
Fixed maturity securities available for sale, amortized cost (in dollars)	$ 2,441,051	$ 2,526,001
Equity securities available for sale, cost (in dollars)	$ 76,808	$ 81,143
Common stock, par value (in dollars per share)	$ 5	$ 5
Common stock, shares authorized	1,000,000	1,000,000
Common stock, shares issued	1,000,000	1,000,000
Common stock, shares outstanding	1,000,000	1,000,000

Consolidated Statements of Operations (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenues
Net earned premiums and other considerations	$ 988,208	$ 1,053,182	$ 1,116,247
Net investment income	198,660	203,535	212,475
Net realized gains on investments, excluding other-than-temporary investment losses	10,026	3,435	11,458
Total other-than-temporary investment losses	(53)	(3,296)	(4,263)
Portion of net loss (gain) recognized in other comprehensive income, before taxes	0	312	(12)
Net other-than-temporary investment losses recognized in earnings	(53)	(2,984)	(4,275)
Amortization of deferred gains on disposal of businesses	12,506	13,862	(2,876)
Fees and other income	8,405	7,891	6,148
Total revenues	1,217,752	1,278,921	1,339,177
Benefits, losses and expenses
Policyholder benefits	720,636	805,582	834,149
Amortization of deferred acquisition costs and value of business acquired	28,758	28,785	28,445
Underwriting, general and administrative expenses	340,594	343,649	360,756
Goodwill impairment	0	0	64,288
Total benefits, losses and expenses	1,089,988	1,178,016	1,287,638
Income before provision for income taxes	127,764	100,905	51,539
Provision for income taxes	40,260	23,710	34,604
Net income	$ 87,504	$ 77,195	$ 16,935

Consolidated Statements of Comprehensive Income (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Net income	$ 87,504	$ 77,195	$ 16,935
Other comprehensive income:
Change in unrealized gains on securities, net of taxes of $(53,850), $(55,833), and $(41,445), respectively	100,008	103,690	77,000
Change in other-than-temporary impairment gains (losses) recognized in other comprehensive income, net of taxes of $(1,881), $343, and $(1,305), respectively	3,493	(637)	2,424
Total other comprehensive income	103,501	103,053	79,424
Total comprehensive income	$ 191,005	$ 180,248	$ 96,359

Consolidated Statements of Comprehensive Income (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Consolidated Statements of Comprehensive Income
Net change in unrealized gains on securities, taxes	$ (53,850)	$ (55,833)	$ (41,445)
Net change in other-than-temporary impairment gains (losses) recognized in other comprehensive income, taxes	$ (1,881)	$ 343	$ (1,305)

Consolidated Statements of Changes in Stockholder's Equity (USD $) In Thousands, unless otherwise specified	Total	Common Stock	Additional Paid-in Capital	Retained Earnings	Accumulated Other Comprehensive Income
Balance at Dec. 31, 2009 (As Previously Reported)	$ 718,337	$ 5,000	$ 475,635	$ 203,109	$ 34,593
Balance (Effect of Change)	(46,000)	0	0	(46,000)	0
Balance at Dec. 31, 2009	672,337	5,000	475,635	157,109	34,593
Equity
Dividends	(58,000)	0	0	(58,000)	0
Capital contribution (Note 7)	0
Net income	16,935	0	0	16,935	0
Other comprehensive income	79,424	0	0	0	79,424
Balance at Dec. 31, 2010	710,696	5,000	475,635	116,044	114,017
Equity
Dividends	(32,000)	0	0	(32,000)	0
Capital contribution (Note 7)	21,576	0	21,576	0	0
Net income	77,195	0	0	77,195	0
Other comprehensive income	103,053	0	0	0	103,053
Balance at Dec. 31, 2011	880,520	5,000	497,211	161,239	217,070
Equity
Dividends	(110,000)	0	0	(110,000)	0
Capital contribution (Note 7)	0
Net income	87,504	0	0	87,504	0
Other comprehensive income	103,501	0	0	0	103,501
Balance at Dec. 31, 2012	$ 961,525	$ 5,000	$ 497,211	$ 138,743	$ 320,571

Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011		Dec. 31, 2010
Operating activities
Net income	$ 87,504	$ 77,195		$ 16,935
Adjustments to reconcile net income to net cash used in operating activities:
Change in reinsurance recoverable	16,662	(75,379)		(310,283)
Change in premiums and accounts receivable	(1,968)	6,280		9,676
Depreciation and amortization	6,159	6,238		4,805
Change in deferred acquisition costs and value of business acquired	(235)	2,893		7,760
Change in accrued investment income	2,618	(337)		(453)
Change in insurance policy reserves and expenses	(161,558)	(20,862)		188,477
Change in accounts payable and other liabilities	(11,960)	(5,613)		(35,745)
Change in commissions payable	1,564	(333)		1,424
Amortization of deferred gain on disposal of businesses	(12,506)	(13,862)		2,876
Change in income taxes	18,468	(10,693)		13,847
Net realized gains on investments	(9,973)	(451)		(7,183)
Goodwill impairment	0	0		64,288
Other	(3,118)	685		2,712
Net cash used in operating activities	(68,343)	(34,240)		(40,864)
Sales of:
Fixed maturity securities available-for-sale	288,573	232,195		323,152
Equity securities available for sale	28,584	46,629		44,045
Other invested assets	18,553	10,942		8,426
Maturities, prepayments, and scheduled redemption of:
Fixed maturity securities available for sale	224,966	199,936		170,173
Commercial mortgage loans on real estate	63,099	42,182		66,719
Purchase of:
Fixed maturity securities available-for-sale	(424,618)	(419,265)		(531,646)
Equity securities available for sale	(26,491)	(3,500)		(7,340)
Commercial mortgage loans on real estate	(20,412)	(14,661)		0
Other invested assets	(18,076)	(17,994)		(11,807)
Property and equipment	0	0		(22)
Change in short-term investments	42,347	(29,418)		17,983
Change in collateral held under securities lending	296	14,637		49,857
Change in policy loans	20	419		740
Net cash provided by investing activities	176,841	62,102		130,280
Financing activities
Dividends paid	(110,000)	(32,000)		(58,000)
Change in obligation under securities lending	(296)	(14,637)		(50,719)
Net cash used in financing activities	(110,296)	(46,637)	[1]	(108,719)
Change in cash and cash equivalents	(1,798)	(18,775)		(19,303)
Cash and cash equivalents at beginning of period	5,741	24,516		43,819
Cash and cash equivalents at end of period	3,943	5,741		24,516
Supplemental information:
Income taxes paid, net of refunds received	$ 21,792	$ 34,402		$ 20,727

[1]	During 2011, a $21,576 non-cash capital contribution in the form of a deferred tax asset was made from the Parent. See Note 7 for more information.

Consolidated Statements of Cash Flows (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Consolidated Statements of Cash Flows
Non-cash capital contribution	$ 0	$ 21,576	$ 0

Nature of Operations	12 Months Ended
Dec. 31, 2012
Nature of Operations
Nature of Operations

1. NATURE OF OPERATIONS

Union Security Insurance Company (the "Company") is a provider of life and health insurance products, including group disability insurance, group dental insurance, group life insurance, group vision insurance, supplemental worksite insurance, small employer group health insurance and pre-funded funeral insurance ("preneed"). The Company is an indirect wholly-owned subsidiary of Assurant, Inc. (the "Parent"). The Parent's common stock is traded on the New York Stock Exchange under the symbol AIZ. The Company distributes its products in the District of Columbia and in all states except New York.

Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2012
Summary of Significant Accounting Policies
Summary of Significant Accounting Policies

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation

The consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP"). Amounts are presented in United States of America ("U.S.") dollars and all amounts are in thousands, except for number of shares, per share amounts and number of securities in an unrealized loss position.

Principles of Consolidation

The consolidated financial statements include the accounts of the Company and its wholly owned subsidiary. All inter-company transactions and balances are eliminated in consolidation.

Use of Estimates

The preparation of consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities. The items on the Company's balance sheets affected by the use of estimates include but are not limited to, investments, premiums and accounts receivable, reinsurance recoverables, deferred acquisition costs ("DAC"), deferred income taxes and associated valuation allowances, goodwill, valuation of business acquired ("VOBA"), future policy benefits and expenses, unearned premiums, claims and benefits payable, deferred gain on disposal of businesses, and commitments and contingencies. The estimates are sensitive to market conditions, investment yields, mortality, morbidity, commissions and other acquisition expenses, policyholder behavior and other factors. Actual results could differ from the estimates recorded. The Company believes all amounts reported are reasonable and adequate.

Comprehensive Income

Comprehensive income is comprised of net income, net unrealized gains and losses on securities classified as available-for-sale and net unrealized gains and losses on other-than-temporarily impaired securities, less deferred income taxes.

Reclassifications

Certain prior period amounts have been reclassified to conform to the 2012 presentation.

Fair Value

The Company uses an exit price for its fair value measurements. An exit price is defined as the amount received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In measuring fair value, the Company gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities and the lowest priority to unobservable inputs. See Note 4 for further information.

Investments

Fixed maturity and equity securities are classified as available-for-sale, as defined in the investments guidance, and reported at fair value. If the fair value is higher than the amortized cost for fixed maturity securities or the purchase cost for equity securities, the excess is an unrealized gain; and, if lower than cost, the difference is an unrealized loss. Net unrealized gains and losses on securities classified as available-for-sale, less deferred income taxes, are included in accumulated other comprehensive income ("AOCI").

Commercial mortgage loans on real estate are reported at unpaid balances, adjusted for amortization of premium or discount, less allowance for losses. The allowance is based on management's analysis of factors including actual loan loss experience, specific events based on geographical, political or economic conditions, industry experience, loan groupings that have probable and estimable losses and individually impaired loan loss analysis. A loan is considered individually impaired when it becomes probable the Company will be unable to collect all amounts due, including principal and interest, according to the contractual terms of the loan agreement. Indicative factors of impairment include, but are not limited to, whether the loan is current, the value of the collateral and the financial position of the borrower. If a loan is individually impaired, the Company uses one of the following valuation methods based on the individual loan's facts and circumstances to measure the impairment amount: (1) the present value of expected future cash flows, (2) the loan's observable market price, or (3) the fair value of collateral. Changes in the allowance for loan losses are recorded in net realized losses on investments, excluding other-than-temporary impairment ("OTTI") losses.

The Company places loans on non-accrual status after 90 days of delinquent payments (unless the loan is both well secured and in the process of collection). A loan may be placed on non-accrual status before this time if information is available that suggests its impairment is probable.

Policy loans are reported at unpaid principal balances, which do not exceed the cash surrender value of the underlying policies.

Short-term investments include money market funds and short maturity investments. These amounts are reported at cost, which approximates fair value.

The Company engages in collateralized transactions in which fixed maturity securities, especially bonds issued by the U.S. government, government agencies and authorities, and U.S. corporations, are loaned to selected broker/dealers. The collateral held under these securities lending transactions is reported at fair value and the obligation is reported at the amount of the collateral received. The difference between the collateral held and obligations under securities lending is recorded as an unrealized loss and is included as part of AOCI.

Other investments consist primarily of investments in joint ventures and partnerships. The joint ventures and partnerships are valued according to the equity method of accounting. In applying the equity method the Company uses financial information provided by the investee, generally on a three month lag.

The Company monitors its investment portfolio to identify investments that may be other-than-temporarily impaired. In addition, securities, aggregated by issuer, whose market price is equal to 80% or less of their original purchase price or which had a discrete credit event resulting in the debtor defaulting or seeking bankruptcy protection are added to a potential write-down list, which is discussed at quarterly meetings attended by members of the Company's investment, accounting and finance departments. See Note 3 for further information.

Realized gains and losses on sales of investments are recognized on the specific identification basis.

Investment income is recorded as earned net of investment expenses. The Company uses the interest method to recognize interest income on its commercial mortgage loans.

The Company anticipates prepayments of principal in the calculation of the effective yield for mortgage-backed securities and structured securities. The retrospective method is used to adjust the effective yield.

Cash and Cash Equivalents

The Company considers cash on hand, all operating cash and working capital cash to be cash equivalents. These amounts are carried at cost, which approximates fair value. Cash balances are reviewed at the end of each reporting period to determine if negative cash balances exist. If negative cash balances do exist, the cash accounts are netted with other positive cash accounts of the same bank provided the right of offset exists between the accounts. If the right of offset does not exist, the negative cash balances are reclassified to accounts payable.

Uncollectible Receivable Balance

The Company maintains allowances for doubtful accounts for probable losses resulting from the inability to collect payments.

Reinsurance

Reinsurance recoverables include amounts related to paid benefits and estimated amounts related to unpaid policy and contract claims, future policyholder benefits and policyholder contract deposits. The cost of reinsurance is recognized over the terms of the underlying reinsured policies using assumptions consistent with those used to account for the policies. Amounts recoverable from reinsurers are estimated in a manner consistent with claim and claim adjustment expense reserves or future policy benefits reserves and are reported in the consolidated balance sheets. The cost of reinsurance related to long-duration contracts is recognized over the life of the underlying reinsured policies. The ceding of insurance does not discharge the Company's primary liability to insureds, thus a credit exposure exists to the extent that any reinsurer is unable to meet the obligation assumed in the reinsurance agreements. To mitigate this exposure to reinsurance insolvencies, the Company evaluates the financial condition of its reinsurers and holds collateral (in the form of funds withheld, trusts, and letters of credit) as security under the reinsurance agreements. An allowance for doubtful accounts is recorded on the basis of periodic evaluations of balances due from reinsurers (net of collateral), reinsurer solvency, management's experience and current economic conditions.

Funds withheld under reinsurance represent amounts contractually held from assuming companies in accordance with reinsurance agreements.

Reinsurance premiums assumed are calculated based upon payments received from ceding companies together with accrual estimates, which are based on both payments received and in force policy information received from ceding companies. Any subsequent differences arising on such estimates are recorded in the period in which they are determined.

Income Taxes

The Company reports its taxable income in a consolidated federal income tax return along with other affiliated subsidiaries of the Parent. Income tax expense or benefit is allocated among the affiliated subsidiaries by applying corporate income tax rates to taxable income or loss determined on a separate return basis according to a tax allocation agreement. Entities with losses record current tax benefits to the extent such losses are recognized in the consolidated federal tax return.

Current federal income taxes are recognized based upon amounts estimated to be payable or recoverable as a result of taxable operations for the current year. Deferred income taxes are recorded for temporary differences between the financial reporting basis and income tax basis of assets and liabilities, based on enacted tax laws and statutory tax rates applicable to the periods in which the Company expects the temporary differences to reverse. A valuation allowance is established for deferred tax assets when it is more likely than not that an amount will not be realized.

The Company classifies net interest expense related to tax matters and any applicable penalties as a component of income tax expense.

Deferred Acquisition Costs

Only direct incremental costs associated with the successful acquisition of new or renewal insurance contracts are deferred to the extent that such costs are deemed recoverable from future premiums or gross profits. Acquisition costs primarily consist of commissions and compensation to sales representatives. Certain direct response advertising expenses are deferred when the primary purpose of the advertising is to elicit sales to customers who can be shown to have specifically responded to the advertising and the direct response advertising results in probable future benefits.

Premium deficiency testing is performed annually and generally reviewed quarterly. Such testing involves the use of best estimate assumptions including the anticipation of investment income to determine if anticipated future policy premiums are adequate to recover all DAC and related claims, benefits and expenses. To the extent a premium deficiency exists, it is recognized immediately by a charge to the consolidated statements of operations and a corresponding reduction in DAC. If the premium deficiency is greater than unamortized DAC, a liability will be accrued for the excess deficiency.

Long Duration Contracts

Acquisition costs for pre-funded funeral ("preneed") life insurance policies and certain life insurance policies no longer offered are deferred and amortized in proportion to anticipated premiums over the premium-paying period. These acquisition costs consist primarily of first year commissions paid to agents.

Acquisition costs relating to group worksite insurance products consist primarily of first year commissions to brokers, costs of issuing new certificates, and compensation to sales representatives. These acquisition costs are front-end loaded, thus they are deferred and amortized over the estimated terms of the underlying contracts.

For preneed investment-type annuities, DAC is amortized in proportion to the present value of estimated gross profits from investment, mortality, expense margins and surrender charges over the estimated life of the policy or contract. The assumptions used for the estimates are consistent with those used in computing the policy or contract liabilities.

Acquisition costs on Fortis Financial Group ("FFG") and Long-Term Care ("LTC") disposed businesses were written off when the businesses were sold.

Short Duration Contracts

Acquisition costs relating to monthly pay credit insurance business consist mainly of direct response advertising costs and are deferred and amortized over the estimated average terms and balances of the underlying contracts.

Acquisition costs relating to group term life, group disability, group dental and group vision consist primarily of compensation to sales representatives. These acquisition costs are front-end loaded; thus, they are deferred and amortized over the estimated terms of the underlying contracts.

Property and Equipment

Property and equipment are included in other assets and reported at cost less accumulated depreciation. Depreciation is calculated on a straight-line basis over estimated useful lives with a maximum of 39.5 years for buildings, a maximum of 7 years for furniture and a maximum of 5 years for equipment. Expenditures for maintenance and repairs are charged to income as incurred. Expenditures for improvements are capitalized and depreciated over the remaining useful life of the asset.

Property and equipment also includes capitalized software costs, which represent costs directly related to obtaining, developing or upgrading internal use software. Such costs are capitalized and amortized using the straight-line method over their estimated useful lives. Property and equipment are assessed for impairment when impairment indicators exist.

Goodwill

Goodwill represents the excess of acquisition costs over the net fair value of identifiable assets acquired and liabilities assumed in a business combination. Goodwill is deemed to have an indefinite life and is not amortized, but rather is tested at least annually for impairment. The Company reviews goodwill annually in the fourth quarter for impairment, or more frequently if indicators of impairment exist. The Company regularly assesses whether any indicators of impairment exist. Such indicators include, but are not limited to: significant adverse change in legal factors, adverse action or assessment by a regulator, unanticipated competition, loss of key personnel, or a significant decline in expected future cash flows due to changes in company-specific factors or the broader business climate. The evaluation of such factors requires considerable management judgment.

At the time of the annual goodwill test, the Company has the option to first assess qualitative factors to determine whether it is necessary to perform the current two-step goodwill impairment test. The Company is required to perform step one if it determines qualitatively that it is more likely than not (that is, a likelihood of more than 50 percent) that the fair value is less than its carrying amount, including goodwill. Otherwise, no further testing is required.

If the Company does not take the option to perform the qualitative assessment or the qualitative assessment performed indicates that it is more likely than not that the fair value is less than the carrying value, the Company will then compare its estimated fair value with its net book value ("Step 1"). If the estimated fair value exceeds its net book value, goodwill is deemed not to be impaired, and no further testing is necessary. If the net book value exceeds its estimated fair value, the Company would perform a second test to measure the amount of impairment, if any. To determine the amount of any impairment, the Company would determine the implied fair value of goodwill in the same manner as if the Company were being acquired in a business combination ("Step 2"). Specifically, the Company would determine the fair value of all of the assets and liabilities, including any unrecognized intangible assets, in a hypothetical calculation that would yield the implied fair value of goodwill. If the implied fair value of goodwill is less than the recorded goodwill, the Company would record an impairment charge for the difference.

In 2012 and 2011, the Company did not take the option to perform a qualitative assessment, thus Step 1 was performed and we concluded the estimated fair value exceeded its respective book value and therefore goodwill was not impaired. See Note 4 & 13 for further information.

Value of Businesses Acquired

VOBA is an identifiable intangible asset representing the value of the insurance businesses acquired. The amount is determined using best estimates for mortality, lapse, maintenance expenses and investment returns at date of purchase. The amount determined represents the purchase price paid to the seller for producing the business. Similar to the amortization of DAC, the amortization of VOBA is over the premium payment period for traditional life insurance policies. For all other products, the amortization of VOBA is over the expected lifetime of the policies.

VOBA is tested annually in the fourth quarter for recoverability. If it is determined that future policy premiums and investment income or gross profits are not adequate to cover related losses or loss expenses, then an expense is reported in current earnings. Based on 2012 and 2011 testing, future policy premiums and investment income or gross profits were deemed adequate to cover related losses or loss expenses.

Other Assets

Other assets primarily include prepaid items.

Other Intangible Assets

Other intangible assets that have finite lives, including but not limited to, customer contracts, are amortized over their estimated useful lives. Other intangible assets deemed to have indefinite useful lives, primarily certain state licenses, are not amortized and are subject to at least annual impairment tests. At the time of the annual impairment test, the Company has the option to first assess qualitative factors to determine whether it is necessary to perform a quantitative impairment test for indefinite-lived intangible assets. Impairment exists if the carrying amount of the indefinite-lived other intangible asset exceeds its fair value. For other intangible assets with finite lives, impairment is recognized if the carrying amount is not recoverable and exceeds the fair value of the other intangible asset. Generally other intangible assets with finite lives are only tested for impairment if there are indicators ("triggers") of impairment identified. Triggers include, but are not limited to, a significant adverse change in the extent, manner or length of time in which the other intangible asset is being used or a significant adverse change in legal factors or in the business climate that could affect the value of the other intangible asset. In certain cases, the Company does perform an annual impairment test for other intangible assets with finite lives even if there are no triggers present. There were no impairments of finite-lived or indefinite-lived other intangible assets in either 2012 or 2011.

Amortization expense is included in underwriting, general and administrative expenses in the consolidated statements of operations.

Separate Accounts

Assets and liabilities associated with separate accounts relate to premium and annuity considerations for variable life and annuity products for which the contract-holder, rather than the Company, bears the investment risk. Separate account assets (with matching liabilities) are reported at fair value. Revenues and expenses related to the separate account assets and liabilities, to the extent of benefits paid or provided to the separate account policyholders, are excluded from the amounts reported in the accompanying consolidated statements of operations because the accounts are administered by reinsurers.

Reserves

Reserves are established in accordance with GAAP, using generally accepted actuarial methods. Factors used in their calculation include experience derived from historical claim payments and actuarial assumptions. Such assumptions and other factors include trends, the incidence of incurred claims, the extent to which all claims have been reported, and internal claims processing charges. The process used in computing reserves cannot be exact, particularly for liability coverages, since actual claim costs are dependent upon such complex factors as inflation, changes in doctrines of legal liabilities and damage awards. The methods of making such estimates and establishing the related liabilities are periodically reviewed and updated.

Reserves do not represent an exact calculation of exposure, but instead represent our best estimates of what we expect the ultimate settlement and administration of a claim or group of claims will cost based on facts and circumstances known at the time of calculation. The adequacy of reserves may be impacted by future trends in claims severity, frequency, judicial theories of liability and other factors. These variables are affected by both external and internal events, including but not limited to: changes in the economic cycle, changes in the social perception of the value of work, emerging medical perceptions regarding physiological or psychological causes of disability, emerging health issues and new methods of treatment or accommodation, inflation, judicial trends, legislative changes and claims handling procedures.

Many of these items are not directly quantifiable. Reserve estimates are refined as experience develops. Adjustments to reserves, both positive and negative, are reflected in the consolidated statements of operations in the period in which such estimates are updated. Because establishment of reserves is an inherently uncertain process involving estimates of future losses, there can be no certainty that ultimate losses will not exceed existing claims reserves. Future loss development could require reserves to be increased, which could have a material adverse effect on our earnings in the periods in which such increases are made. However, based on information currently available, we believe our reserve estimates are adequate.

Long Duration Contracts

The Company's long duration contracts include preneed life insurance policies and annuity contracts, traditional life insurance policies no longer offered, policies disposed of via reinsurance (FFG and LTC contracts), group worksite policies, group life conversion policies and certain medical policies.

Future policy benefits and expense reserves for LTC, certain life and annuity insurance policies no longer offered, the traditional life insurance contracts within FFG and group worksite contracts are equal to the present value of future benefits to policyholders plus related expenses less the present value of the future net premiums. These amounts are estimated based on assumptions as to the expected investment yield, inflation, mortality, morbidity and withdrawal rates as well as other assumptions that are based on the Company's experience. These assumptions reflect anticipated trends and include provisions for possible unfavorable deviations.

Future policy benefits and expense reserves for preneed investment-type annuities, and the variable life insurance and investment-type annuity contracts in FFG consist of policy account balances before applicable surrender charges and certain deferred policy initiation fees that are being recognized in income over the terms of the policies. Policy benefits charged to expense during the period include amounts paid in excess of policy account balances and interest credited to policy account balances. An unearned revenue reserve is also recorded for those preneed investment-type annuities which represents the balance of the excess of gross premiums over net premiums that is still recognized in future years' income in a constant relationship to estimated gross profits.

Future policy benefits and expense reserves for preneed life insurance contracts are reported at the present value of future benefits to policyholders and related expenses less the present value of future net premiums. Reserve assumptions are selected using best estimates for expected investment yield, inflation, mortality and withdrawal rates. These assumptions reflect current trends, are based on Company experience and include provision for possible unfavorable deviation. An unearned revenue reserve is also recorded for these contracts which represents the balance of the excess of gross premiums over net premiums that is still to be recognized in future years' income in a constant relationship to insurance in force.

Reserves for group worksite policies include case reserves and incurred but not reported ("IBNR") reserves which equal the net present value of the expected future claims payments. Worksite group disability reserves are discounted to the valuation date at the valuation interest rate. The valuation interest rate is reviewed quarterly by taking into consideration actual and expected earned rates on our asset portfolio.

Risks related to the reserves recorded for policies under FFG and LTC have been 100% ceded via reinsurance. While the Company has not been released from the contractual obligation to the policyholders, changes in and deviations from economic mortality, morbidity, and expense assumptions used in the calculation of these reserves will not directly affect our results of operations unless there is a default by the assuming reinsurer.

Changes in the estimated liabilities are reported as a charge or credit to policyholder benefits as the estimates are revised.

Short Duration Contracts

The Company's short duration contracts include group term life contracts, group disability contracts, medical contracts, dental contracts, vision contracts and credit life and disability contracts. For short duration contracts, claims and benefits payable reserves are recorded when insured events occur. The liability is based on the expected ultimate cost of settling the claims. The claims and benefits payable reserves include: (1) case reserves for known but unpaid claims as of the balance sheet date; (2) IBNR reserves for claims where the insured event has occurred but has not been reported to the Company as of the balance sheet date; and (3) loss adjustment expense reserves for the expected handling costs of settling the claims.

For group disability, the case reserves and the IBNR reserves are recorded at an amount equal to the net present value of the expected future claims payments. Group long-term disability and group term life waiver of premiums reserves are discounted to the valuation date at the valuation interest rate. The valuation interest rate is reviewed quarterly by taking into consideration actual and expected earned rates on our asset portfolio. Group long term disability and group term life reserve adequacy studies are performed annually, and morbidity and mortality assumptions are adjusted where appropriate.

Changes in the estimated liabilities are recorded as a charge or credit to policyholder benefits as estimates are revised.

Deferred Gain on Disposal of Businesses

The Company recorded a deferred gain on disposal of businesses utilizing reinsurance. On March 1, 2000, the Company sold its LTC business using a coinsurance contract. On April 2, 2001, the Company sold its FFG business using coinsurance and a modified coinsurance contract. Since the form of sale did not discharge the Company's primary liability to the insureds, the gain on these disposals was deferred and reported as a liability. The liability is decreased and recognized as revenue over the estimated life of the contracts' terms. The Company reviews and evaluates the estimates affecting the deferred gain on disposal of businesses annually or when significant information affecting the estimates becomes known to the Company, and adjusts the revenue recognized accordingly. Based on the Company's annual review in the fourth quarters of 2012 and 2011, there were no adjustments to the estimates affecting the deferred gain.

Premiums

Long Duration Contracts

Currently, the Company's long duration contracts which are actively being sold are group worksite insurance policies. Revenues are recognized ratably as earned income over the premium-paying periods of the policies for the group worksite insurance products.

For life insurance policies previously sold by the preneed business (no longer offered), revenue is recognized when due from policyholders.

For investment-type annuity contracts previously sold by the preneed business (no longer offered), revenues consist of charges assessed against policy balances.

Premiums for LTC insurance and traditional life insurance contracts within FFG are recognized as revenue when due from the policyholder. For universal life insurance and investment-type annuity contracts within FFG, revenues consist of charges assessed against policy balances. For the FFG and LTC businesses previously sold, all revenue is ceded.

Short Duration Contracts

The Company's short duration contracts are those on which the Company recognizes revenue on a pro-rata basis over the contract term. The Company's short duration contracts primarily include group term life, group disability, medical, dental, vision and credit life and disability.

Total Other-Than-Temporary Impairment Losses

For debt securities with credit losses and non-credit losses or gains, total OTTI losses is the total of the decline in fair value from either the most recent OTTI determination or a prior period end in which the fair value declined until the current period end valuation date. This amount does not include any securities that had fair value increases. For equity securities and debt securities that the Company has the intent to sell or if it is more likely than not that it will be required to sell for equity securities that have an OTTI or for debt securities if there are only credit losses, total other-than-temporary impairment losses is the total amount by which the fair value of the security is less than its amortized cost basis at the period end valuation date and the decline in fair value is deemed to be other-than-temporary.

Fees and Other Income

Income earned on preneed life insurance policies with discretionary death benefit growth issued after 2008 is presented within fees and other income.

The Company also derives fees and other income from providing administrative services. These fees are recognized monthly when services are performed.

Underwriting, General and Administrative Expenses

Underwriting, general and administrative expenses consist primarily of commissions, premium taxes, licenses, fees, salaries and personnel benefits and other general operating expenses.

Leases

The Company records expenses for operating leases on a straight-line basis over the lease term.

Contingencies

The Company evaluates each contingent matter separately. A loss contingency is recorded if reasonably estimable and probable. The Company establishes reserves for these contingencies at the best estimate, or if no one estimated number within the range of possible losses is more probable than any other, the Company records an estimated reserve at the low end of the estimated range. Contingencies affecting the Company primarily relate to litigation matters which are inherently difficult to evaluate and are subject to significant changes. The Company believes the contingent amounts recorded are adequate and reasonable.

Recent Accounting Pronouncements — Adopted

On September 30, 2012, the Company adopted the amended intangibles-goodwill and other guidance. This guidance allows an entity to first assess qualitative factors to determine whether it is necessary to perform a quantitative impairment test for indefinite-lived intangible assets. Under this amended guidance, an entity would not be required to calculate the fair value of an indefinite-lived intangible asset, unless the entity determines, based on qualitative assessment, that it is more likely than not that its fair value is less than its carrying amount. The amended guidance includes a number of events and circumstances for an entity to consider in conducting the qualitative assessment and did not have an impact on the Company's financial position or results of operations.

On January 1, 2012, the Company adopted the guidance on fair value measurement. This amended guidance changes certain fair value measurement principles and expands required disclosures to include quantitative and qualitative information about unobservable inputs in Level 3 measurements to achieve common fair value measurement and disclosure requirements in GAAP and International Financial Reporting Standards. The adoption of this guidance did not have an impact on the Company's financial position or results of operations.

On January 1, 2012, the Company adopted the amendments to existing guidance on accounting for costs associated with acquiring or renewing insurance contracts. The amendments modified the definition of the types of costs incurred by insurance entities that can be capitalized in the acquisition of new and renewal contracts. Under this amended guidance, only direct incremental costs associated with successful insurance contract acquisitions or renewals are deferrable. This guidance was adopted retrospectively and has been applied to all prior period financial information contained in these consolidated financial statements. As of January 1, 2010, the beginning of the earliest period presented, the cumulative effect adjustment recorded to reflect this guidance resulted in a decrease of $46,000 in total stockholder's equity.

The effect of adoption of this new guidance on the December 31, 2011 consolidated balance sheet was as follows:

	As Previously Reported	Effect of Change	As Currently Reported
Deferred acquisition costs	$29,419	$(10,782)	$18,637
Deferred income taxes, net	0	2,936	2,936
Total assets	7,355,678	(7,846)	7,347,832
Future policy benefits and expenses	2,846,881	50,329	2,897,210
Deferred income taxes, net	18,453	(18,453)	0
Total liabilities	6,435,436	31,876	6,467,312
Retained earnings	200,961	(39,722)	161,239
Total stockholder's equity	920,242	(39,722)	880,520
Total liabilities and stockholder's equity	7,355,678	(7,846)	7,347,832

The effect of adoption of this new guidance on the December 31, 2010 consolidated balance sheet was as follows:

	As Previously Reported	Effect of Change	As Currently Reported
Deferred acquisition costs	$31,222	$(11,556)	$19,666
Deferred income taxes, net	8,115	23,047	31,162
Total assets	7,518,571	11,493	7,530,064
Future policy benefits and expenses	2,881,526	54,294	2,935,820
Total liabilities	6,765,073	54,294	6,819,367
Retained earnings	158,846	(42,802)	116,044
Total stockholder's equity	753,498	(42,802)	710,696
Total liabilities and stockholder's equity	7,518,571	11,493	7,530,064

The effect of adoption of this new guidance on the consolidated statement of operations for the year ended December 31, 2011 was as follows:

	As Previously Reported	Effect of Change	As Currently Reported
Policyholder benefits	$809,548	$(3,966)	$805,582
Amortization of deferred acquisition costs and value of business acquired	41,349	(12,564)	28,785
Underwriting, general and administrative expenses	331,858	11,791	343,649
Total benefits, losses and expenses	1,182,755	(4,739)	1,178,016
Income before provision for income taxes	96,166	4,739	100,905
Provision for income taxes	22,051	1,659	23,710
Net income	74,115	3,080	77,195

The effect of adoption of this new guidance on the consolidated statement of operations for the year ended December 31, 2010 was as follows:

	As Previously Reported	Effect of Change	As Currently Reported
Policyholder benefits	$838,055	$(3,906)	$834,149
Amortization of deferred acquisition costs and value of business acquired	41,372	(12,927)	28,445
Underwriting, general and administrative expenses	348,842	11,914	360,756
Total benefits, losses and expenses	1,292,557	(4,919)	1,287,638
Income before provision for income taxes	46,620	4,919	51,539
Provision for income taxes	32,883	1,721	34,604
Net income	13,737	3,198	16,935

On December 31, 2011, the Company adopted the new guidance related to the presentation of comprehensive income. This guidance provides two alternatives for presenting comprehensive income. An entity can report comprehensive income either in a single continuous financial statement or in two separate but consecutive financial statements. Each component of net income and each component of other comprehensive income, together with totals for comprehensive income and its two parts, net income and other comprehensive income, are displayed under either alternative. The statement(s) are to be presented with equal prominence as the other primary financial statements. The new guidance eliminates the Company's previously applied option to report other comprehensive income and its components in the statement of changes in stockholder's equity. The guidance does not change the items that constitute net income or other comprehensive income, and does not change when an item of other comprehensive income must be reclassified to net income. The Company chose to early adopt this guidance and therefore is reporting comprehensive income in a separate but consecutive statement, with full retrospective application as required by the guidance. The adoption of the new presentation requirements did not have an impact on the Company's financial position or results of operations.

On October 1, 2011, the Company adopted the amended intangibles-goodwill and other guidance. This guidance allows an entity to first assess qualitative factors to determine whether it is necessary to perform the two-step quantitative goodwill impairment test. Under this amended guidance, an entity would not be required to calculate the fair value of a reporting unit unless the entity determines, based on a qualitative assessment, that it is more likely than not that its fair value is less than its carrying amount. The amended guidance includes a number of events and circumstances for an entity to consider in conducting the qualitative assessment. The Company chose to early adopt the revised standard and applied the amended guidance to its fourth quarter annual goodwill impairment test. The adoption of the amended guidance results in a change to the procedures for assessing goodwill impairment and did not have an impact on the Company's financial position or results of operations. See Notes 2 and 13 for more information.

Recent Accounting Pronouncements — Not Yet Adopted

In July 2011, the Financial Accounting Standards Board ("FASB") issued amendments to the other expenses guidance to address how health insurers should recognize and classify in their income statements fees mandated by the Affordable Care Act. The Affordable Care Act imposes an annual fee on health insurers for each calendar year beginning on or after January 1, 2014. The amendments specify that the liability for the fee should be estimated and recorded in full once the entity provides qualifying health insurance in the applicable calendar year in which the fee is payable with a corresponding deferred cost that is amortized to expense ratably over the calendar year during which it is payable. The guidance is effective for calendar years beginning after December 31, 2013, when the fee initially becomes effective. Therefore, the Company is required to adopt this guidance on January 1, 2014. The Company is currently evaluating the requirements of the amendments and the potential impact on the Company's financial position and results of operations.

Investments	12 Months Ended
Dec. 31, 2012
Investments
Investments

3. INVESTMENTS

The following tables show the cost or amortized cost, gross unrealized gains and losses, fair value and OTTI of our fixed maturity and equity securities as of the dates indicated:

	December 31, 2012
	Cost or Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value	OTTI in AOCI
Fixed maturity securities:
United States Government and government agencies and authorities	$2,725	$395	$0	$3,120	$0
States, municipalities and political subdivisions	48,315	5,120	0	53,435	0
Foreign governments	25,908	3,794	(817)	28,885	0
Asset-backed	950	33	0	983	0
Commercial mortgage-backed	6,403	619	0	7,022	0
Residential mortgage-backed	78,868	8,347	(1)	87,214	1,654
Corporate	2,277,882	469,260	(2,301)	2,744,841	12,554
Total fixed maturity securities	$2,441,051	$487,568	$(3,119)	$2,925,500	$14,208
Equity securities:
Common stocks	$92	$205	$0	$297	$0
Non-redeemable preferred stocks	76,716	14,855	(775)	90,796	0
Total equity securities	$76,808	$15,060	$(775)	$91,093	$0
	December 31, 2011
	Cost or Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value	OTTI in AOCI
Fixed maturity securities:
United States Government and government agencies and authorities	$2,084	$407	$0	$2,491	$0
States, municipalities and political subdivisions	53,880	3,183	0	57,063	0
Foreign governments	34,161	2,798	(766)	36,193	0
Asset-backed	1,899	44	0	1,943	0
Commercial mortgage-backed	9,581	590	0	10,171	0
Residential mortgage-backed	97,140	7,797	(139)	104,798	340
Corporate	2,327,256	344,704	(18,685)	2,653,275	8,494
Total fixed maturity securities	$2,526,001	$359,523	$(19,590)	$2,865,934	$8,834
Equity securities:
Common stocks	$92	$77	$0	$169	$0
Non-redeemable preferred stocks	81,051	7,641	(7,980)	80,712	0
Total equity securities	$81,143	$7,718	$(7,980)	$80,881	$0

Our states, municipalities and political subdivisions holdings are highly diversified across the United States, with no individual state's exposure (including both general obligation and revenue securities) exceeding 0.5% of the overall investment portfolio as of December 31, 2012 and December 31, 2011. The securities include general obligation and revenue bonds issued by states, cities, counties, school districts and similar issuers. As of December 31, 2012 and December 31, 2011, revenue bonds account for 46% and 42% of the holdings, respectively. The revenue sources supporting these bonds were sales tax, airport, marina and miscellaneous (which includes bond banks, finance authorities and appropriations). These provided for 100% of the revenue sources, as of December 31, 2012 and December 31, 2011.

The Company's largest European investment exposure in its corporate fixed maturity and equity securities is the country of the United Kingdom. The United Kingdom represents approximately 5% of our corporate securities as of December 31, 2012 and December 31, 2011. No other European country represented more than 2% of our corporate securities as of December 31, 2012 and December 31, 2011. All the European investments are denominated in U.S. dollars. The Company's international investments are managed as part of our overall portfolio with the same approach to risk management and focus on diversification.

The cost or amortized cost and fair value of fixed maturity securities at December 31, 2012 by contractual maturity are shown below. Expected maturities may differ from contractual maturities because issuers of the securities may have the right to call or prepay obligations with or without call or prepayment penalties.

	Cost or Amortized Cost	Fair Value
Due in one year or less	$39,170	$39,997
Due after one year through five years	282,899	304,871
Due after five years through ten years	526,634	597,971
Due after ten years	1,506,127	1,887,442
Total	2,354,830	2,830,281
Asset-backed	950	983
Commercial mortgage-backed	6,403	7,022
Residential mortgage-backed	78,868	87,214
Total	$2,441,051	$2,925,500

Major categories of net investment income were as follows:

	Years Ended December 31,
	2012	2011	2010
Fixed maturity securities	$152,544	$158,007	$160,844
Equity securities	5,676	7,696	9,960
Commercial mortgage loans on real estate	39,767	42,448	46,977
Policy loans	789	792	788
Short-term investments	56	78	204
Other investments	6,314	1,263	1,042
Cash and cash equivalents	0	8	16
Total investment income	205,146	210,292	219,831
Investment expenses	(6,486)	(6,757)	(7,356)
Net investment income	$198,660	$203,535	$212,475

No material investments of the Company were non-income producing for the years ended December 31, 2012, 2011 and 2010.

The following table summarizes the proceeds from sales of available-for-sale securities and the gross realized gains and gross realized losses that have been included in earnings as a result of those sales.

	For the Years Ended December 31,
	2012	2011	2010
Proceeds from sales	$316,622	$278,234	$368,551
Gross realized gains	11,995	10,309	17,592
Gross realized losses	4,046	6,701	2,326

For securities sold at a loss during 2012, the average period of time these securities were trading continuously at a price below book value was approximately 35 months.

The following table sets forth the net realized gains (losses), including other-than-temporary impairments, recognized in the statement of operations as follows:

	Years Ended December 31,
	2012	2011	2010
Net realized gains (losses) related to sales and other:
Fixed maturity securities	$10,496	$6,457	$12,287
Equity securities	(2,203)	(2,343)	3,051
Commercial mortgage loans on real estate	1,734	(679)	(3,882)
Short-term investments	(1)	0	0
Other investments	0	0	2
Total net realized gains related to sales and other	10,026	3,435	11,458
Net realized losses related to other-than-temporary impairments:
Fixed maturity securities	(14)	(2,974)	(4,045)
Equity securities	(39)	(10)	(230)
Total net realized losses related to other-than-temporary impairments	(53)	(2,984)	(4,275)
Total net realized gains	$9,973	$451	$7,183

Other-Than-Temporary Impairments

The Company follows the OTTI guidance which requires entities to separate an OTTI of a debt security into two components when there are credit related losses associated with the impaired debt security for which the Company asserts that it does not have the intent to sell, and it is more likely than not that it will not be required to sell before recovery of its cost basis. Under the OTTI guidance, the amount of the OTTI related to a credit loss is recognized in earnings, and the amount of the OTTI related to other, non-credit, factors (e.g., interest rates, market conditions, etc.) is recorded as a component of other comprehensive income. In instances where no credit loss exists but the Company intends to sell the security or it is more likely than not that the Company will have to sell the debt security prior to the anticipated recovery, the decline in market value below amortized cost is recognized as an OTTI in earnings. In periods after the recognition of an OTTI on debt securities, the Company accounts for such securities as if they had been purchased on the measurement date of the OTTI at an amortized cost basis equal to the previous amortized cost basis less the OTTI recognized in earnings. For debt securities for which OTTI was recognized in earnings, the difference between the new amortized cost basis and the cash flows expected to be collected will be accreted or amortized into net investment income.

For the twelve months ended December 31, 2012, the Company recorded $53 of OTTI all of which was related to credit losses and recorded as net OTTI losses recognized in earnings. For the twelve months ended December 31, 2011, the Company recorded $3,296 of OTTI, of which $2,984 was related to credit losses and recorded as net OTTI losses recognized in earnings, with the remaining amount, $312, related to all other factors and was recorded as an unrealized loss component of AOCI.

The following table sets forth the amount of credit loss impairments recognized within the results of operations on fixed maturity securities held by the Company as of the dates indicated, for which a portion of the OTTI loss was recognized in AOCI, and the corresponding changes in such amounts.

	Years Ended December 31,
	2012	2011	2010
Balance, beginning of year	$29,374	$29,322	$29,247
Additions for credit loss impairments recognized in the current period on securities not previously impaired	0	554	1,045
Additions for credit loss impairments recognized in the current period on securities previously impaired	14	445	251
Reductions for securities which the amount previously recognized in other comprehensive income was recognized in earnings because the entity intends to sell the security	0	0	(75)
Reductions for increases in cash flows expected to be collected that are recognized over the remaining life of the security	(403)	(153)	(201)
Reductions for credit loss impairments previously recognized on securities which matured, paid down, prepaid or were sold during the period	(2,015)	(794)	(945)
Balance, end of year	$26,970	$29,374	$29,322

We regularly monitor our investment portfolio to ensure investments that may be other-than-temporarily impaired are identified in a timely fashion, properly valued, and charged against earnings in the proper period. The determination that a security has incurred an other-than-temporary decline in value requires the judgment of management. Assessment factors include, but are not limited to, the length of time and the extent to which the market value has been less than cost, the financial condition and rating of the issuer, whether any collateral is held, the intent and ability of the Company to retain the investment for a period of time sufficient to allow for recovery for equity securities and the intent to sell or whether it is more likely than not that the Company will be required to sell for fixed maturity securities. Inherently, there are risks and uncertainties involved in making these judgments. Changes in circumstances and critical assumptions such as a continued weak economy, a more pronounced economic downturn or unforeseen events which affect one or more companies, industry sectors, or countries could result in additional impairments in future periods for other-than-temporary declines in value. Any equity security whose price decline is deemed other-than-temporary is written down to its then current market value with the amount of the impairment reported as a realized loss in that period. The impairment of a fixed maturity security that the Company has the intent to sell or that it is more likely than not that the Company will be required to sell is deemed other-than-temporary and is written down to its market value at the balance sheet date with the amount of the impairment reported as a realized loss in that period. For all other-than-temporarily impaired fixed maturity securities that do not meet either of these two criteria, the Company is required to analyze its ability to recover the amortized cost of the security by calculating the net present value of projected future cash flows. For these other-than-temporarily impaired fixed maturity securities, the net amount recognized in earnings is equal to the difference between the amortized cost of the fixed maturity security and its net present value.

The Company considers different factors to determine the amount of projected future cash flows and discounting methods for corporate debt and residential and commercial mortgage-backed or asset-backed securities. For corporate debt securities, the split between the credit and non-credit losses is driven principally by assumptions regarding the amount and timing of projected future cash flows. The net present value is calculated by discounting the Company's best estimate of projected future cash flows at the effective interest rate implicit in the security at the date of acquisition. For residential and commercial mortgage-backed and asset-backed securities, cash flow estimates, including prepayment assumptions, are based on data from widely accepted third-party data sources or internal estimates. In addition to prepayment assumptions, cash flow estimates vary based on assumptions regarding the underlying collateral including default rates, recoveries and changes in value. The net present value is calculated by discounting the Company's best estimate of projected future cash flows at the effective interest rate implicit in the fixed maturity security prior to impairment at the balance sheet date. The discounted cash flows become the new amortized cost basis of the fixed maturity security.

In periods subsequent to the recognition of OTTI, the Company generally accretes the discount (or amortizes the reduced premium) into net investment income, up to the non-discounted amount of projected future cash flows, resulting from the reduction in cost basis, based upon the amount and timing of the expected future cash flows over the estimated period of cash flows.

The investment category and duration of the Company's gross unrealized losses on fixed maturity securities and equity securities at December 31, 2012 and 2011 were as follows:

	December 31, 2012
	Less than 12 months		12 Months or More		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
Fixed maturity securities:
Foreign governments	$0	$0	$6,248	$(817)	$6,248	$(817)
Residential mortgage-backed	547	(1)	0	0	547	(1)
Corporate	58,846	(1,235)	20,176	(1,066)	79,022	(2,301)
Total fixed maturity securities	$59,393	$(1,236)	$26,424	$(1,883)	$85,817	$(3,119)
Equity securities:
Non-redeemable preferred stocks	$4,086	$(41)	$9,245	$(734)	$13,331	$(775)
	December 31, 2011
	Less than 12 months		12 Months or More		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
Fixed maturity securities:
Foreign governments	$0	$0	$6,300	$(766)	$6,300	$(766)
Residential mortgage-backed	2,125	(125)	163	(14)	2,288	(139)
Corporate	203,802	(9,974)	66,636	(8,711)	270,438	(18,685)
Total fixed maturity securities	$205,927	$(10,099)	$73,099	$(9,491)	$279,026	$(19,590)
Equity securities:
Non-redeemable preferred stocks	$8,297	$(1,675)	$24,356	$(6,305)	$32,653	$(7,980)

Total gross unrealized losses represent less than 4% and 9% of the aggregate fair value of the related securities at December 31, 2012 and 2011, respectively. Approximately 33% and 43% of these gross unrealized losses have been in a continuous loss position for less than twelve months at December 31, 2012 and 2011, respectively. The total gross unrealized losses are comprised of 120 and 277 individual securities at December 31, 2012 and 2011, respectively. In accordance with its policy described above, the Company concluded that for these securities an adjustment to its results of operations for other-than-temporary impairments of the gross unrealized losses was not warranted at December 31, 2012 and 2011. These conclusions were based on a detailed analysis of the underlying credit and expected cash flows of each security. As of December 31, 2012, the gross unrealized losses that have been in a continuous loss position for twelve months or more were concentrated in the Company's corporate fixed maturity securities and in non-redeemable preferred stocks. Within the Company's corporate fixed maturity securities, the majority of the loss position relates to securities in the retail, financial and industrial industry sectors. The retail, financial and industrial industry sector's gross unrealized losses of twelve months or more were $857, or 80%, of the corporate fixed maturity total. The non-redeemable preferred stocks are perpetual preferred securities that have characteristics of both debt and equity securities. To evaluate these securities, we apply an impairment model similar to that used for our fixed maturity securities. As of December 31, 2012, the Company did not intend to sell these securities and it was not more likely than not that the Company would be required to sell them and no underlying cash flow issues were noted. Therefore, the Company did not recognize an OTTI on those perpetual preferred securities that had been in a continuous unrealized loss position for twelve months or more. As of December 31, 2012, the Company did not intend to sell the fixed maturity securities and it was not more likely than not that the Company would be required to sell the securities before the anticipated recovery of their amortized cost basis. The gross unrealized losses are primarily attributable to widening credit spreads associated with an underlying shift in overall credit risk premium.

The cost or amortized cost and fair value of available-for-sale fixed maturity securities in an unrealized loss position at December 31, 2012, by contractual maturity, is shown below:

	Cost or Amortized Cost	Fair Value
Due in one year or less	$77	$76
Due after one year through five years	15,691	15,447
Due after five years through ten years	30,889	29,996
Due after ten years	41,731	39,751
Total	88,388	85,270
Residential mortgage-backed	548	547
Total	$88,936	$85,817

The Company has exposure to sub-prime and related mortgages within our fixed maturity security portfolio. At December 31, 2012, approximately 6.0% of the residential mortgage-backed holdings had exposure to sub-prime mortgage collateral. This represented approximately 0.2% of the total fixed income portfolio and 0.3% of the total unrealized gain position. Of the securities with sub-prime exposure, approximately 33% are rated as investment grade. All residential mortgage-backed securities, including those with sub-prime exposure, are reviewed as part of the ongoing other-than-temporary impairment monitoring process.

The Company has made commercial mortgage loans, collateralized by the underlying real estate, on properties located throughout the U.S. At December 31, 2012, approximately 39% of the outstanding principal balance of commercial mortgage loans was concentrated in the states of California, New York and Utah. Although the Company has a diversified loan portfolio, an economic downturn could have an adverse impact on the ability of its debtors to repay their loans. The outstanding balance of commercial mortgage loans range in size from $36 to $11,588 at December 31, 2012 and from $66 to $11,979 at December 31, 2011.

Credit quality indicators for commercial mortgage loans are loan-to-value and debt-service coverage ratios. Loan-to-value and debt-service coverage ratios are measures commonly used to assess the credit quality of commercial mortgage loans. The loan-to-value ratio compares the principal amount of the loan to the fair value of the underlying property collateralizing the loan, and is commonly expressed as a percentage. The debt-service coverage ratio compares a property's net operating income to its debt-service payments and is commonly expressed as a ratio. The loan-to-value and debt-service coverage ratios are generally updated annually in the third quarter.

The following summarizes our loan-to-value and average debt-service coverage ratios as of the dates indicated:

	December 31, 2012
	Carrying Value	% of Gross Mortgage Loans	Debt- Service Coverage ratio
Loan-to-Value
70% and less	$545,156	86.2%	1.98
71 - 80%	41,449	6.6%	1.31
81 - 95%	31,378	5.0%	0.92
Greater than 95%	14,169	2.2%	1.06
Gross commercial mortgage loans	632,152	100.0%	1.86
Less valuation allowance	(3,646)
Net commercial mortgage loans	$628,506
	December 31, 2011
	Carrying Value	% of Gross Mortgage Loans	Debt- Service Coverage ratio
Loan-to-Value
70% and less	$542,401	80.2%	2.17
71 - 80%	78,255	11.6%	1.40
81 - 95%	34,538	5.1%	1.19
Greater than 95%	21,291	3.1%	0.63
Gross commercial mortgage loans	676,485	100.0%	1.98
Less valuation allowance	(5,381)
Net commercial mortgage loans	$671,104

All commercial mortgage loans that are individually impaired have an established mortgage loan valuation allowance for losses. Changing economic conditions affect our valuation of commercial mortgage loans. Changing vacancies and rents are incorporated into the discounted cash flow analysis that we perform for monitored loans and may contribute to the establishment of (or an increase or decrease in) a commercial mortgage loan valuation allowance for losses. In addition, we continue to monitor the entire commercial mortgage loan portfolio to identify risk. Areas of emphasis are properties that have exposure to earthquakes, have deteriorating credits or have experienced a reduction in debt-service coverage ratio. Where warranted, we have established or increased a valuation allowance based upon this analysis.

The commercial mortgage loan valuation allowance for losses was $3,646 and $5,381 at December 31, 2012 and 2011, respectively. In 2012, the loan valuation allowance was decreased $1,735, due to changing economic conditions and geographic concentrations. In 2011, the loan valuation allowance was decreased $7,053, primarily due to the direct write down of one individually impaired mortgage loan resulting in no impact to realized capital gains and losses on commercial mortgage loans. The remaining decrease was due to changing economic conditions and geographic concentrations.

The Company has fixed maturities of $6,972 and $6,935 at December 31, 2012 and 2011, respectively, on deposit with various governmental authorities as required by law.

The Company utilizes derivative instruments in managing the pre-arranged funeral business exposure to inflation risk. The derivative instruments, Consumer Price Index Caps (the "CPI CAPs"), limits the inflation risk on certain policies. The CPI CAPs do not qualify under GAAP as effective hedges; therefore, they are marked-to-market on a quarterly basis and the accumulated gain or loss is recognized in the statement of operations in fees and other income. As of December 31, 2012 and 2011, the CPI CAPs included in other assets amounted to $5,110 and $7,027, respectively. The loss recorded in the results of operations totaled $1,917, $1,052, and $2,327 for the years ended December 31, 2012, 2011 and 2010, respectively.

Collateralized Transactions

The Company engages in transactions in which fixed maturity securities, primarily bonds issued by the U.S. government and government agencies and authorities, and U.S. corporations, are loaned to selected broker/dealers. Collateral, greater than or equal to 102% of the fair value of the securities lent, plus accrued interest, is received in the form of cash and cash equivalents held by a custodian bank for the benefit of the Company. The use of cash collateral received is unrestricted. The Company reinvests the cash collateral received, generally in investments of high credit quality that are designated as available-for-sale. The Company monitors the fair value of securities loaned and the collateral received, with additional collateral obtained, as necessary. The Company is subject to the risk of loss to the extent there is a loss on the re-investment of cash collateral.

As of December 31, 2012 and 2011, our collateral held under securities lending, of which its use is unrestricted, was $42,540 and $42,666, respectively, and is included in the consolidated balance sheets under the collateral held/pledged under securities agreements. Our liability to the borrower for collateral received was $42,534 and $42,830, respectively, and is included in the consolidated balance sheets under the obligation under securities agreements. The difference between the collateral held and obligations under securities lending is recorded as an unrealized gain (loss) and is included as part of AOCI. All securities are in an unrealized gain position as of December 31, 2012. All securities with unrealized losses as of December 31, 2011 had been in a continuous loss position for twelve months or longer. The Company includes the available-for-sale investments purchased with the cash collateral in its evaluation of other-than-temporary impairments.

Cash proceeds that the Company receives as collateral for the securities it lends and subsequent repayment of the cash are regarded by the Company as cash flows from financing activities, since the cash received is considered a borrowing. Since the Company reinvests the cash collateral generally in investments that are designated as available-for-sale, the reinvestment is presented as cash flows from investing activities.

Fair Value Disclosures	12 Months Ended
Dec. 31, 2012
Fair Value Disclosures
Fair Value Disclosures

4. FAIR VALUE DISCLOSURES

Fair Values, Inputs and Valuation Techniques for Financial Assets and Liabilities Disclosures

The fair value measurements and disclosure guidance defines fair value and establishes a framework for measuring fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In accordance with this guidance, the Company has categorized its recurring basis financial assets and liabilities into a three-level fair value hierarchy based on the priority of the inputs to the valuation technique.

The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, the level in the fair value hierarchy within which the fair value measurement in its entirety falls has been determined based on the lowest level input that is significant to the fair value measurement in its entirety. The Company's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the asset or liability.

The levels of the fair value hierarchy are described below:

•  Level 1 inputs utilize quoted prices (unadjusted) in active markets for identical assets or liabilities that the Company can access.

•  Level 2 inputs utilize other than quoted prices included in Level 1 that are observable for the asset, either directly or indirectly, for substantially the full term of the asset. Level 2 inputs include quoted prices for similar assets in active markets, quoted prices for identical or similar assets in markets that are not active and inputs other than quoted prices that are observable in the marketplace for the asset. The observable inputs are used in valuation models to calculate the fair value for the asset.

•  Level 3 inputs are unobservable but are significant to the fair value measurement for the asset, and include situations where there is little, if any, market activity for the asset. These inputs reflect management's own assumptions about the assumptions a market participant would use in pricing the asset.

A review of fair value hierarchy classifications is conducted on a quarterly basis. Changes in the observability of valuation inputs may result in a reclassification of levels for certain securities within the fair value hierarchy.

The following tables present the Company's fair value hierarchy for assets and liabilities measured at fair value on a recurring basis as of December 31, 2012 and December 31, 2011. The amounts presented below for Collateral held/pledged under securities agreements, Cash equivalents, Other assets and Assets and Liabilities held in separate accounts differ from the amounts presented in the consolidated balance sheets because only certain investments or certain assets and liabilities within these line items are measured at estimated fair value. The fair value amount and the majority of the associated levels presented for Assets and Liabilities held in separate accounts are received directly from third parties.

The following tables present the Company's fair value hierarchy for those recurring basis assets and liabilities as of December 31, 2012 and 2011.

	December 31, 2012
	Total	Level 1		Level 2		Level 3
Financial Assets
Fixed maturity securities:
United States Government and government agencies and authorities	$3,120	$0		$3,120		$0
State, municipalities and political subdivisions	53,435	0		53,435		0
Foreign governments	28,885	0		28,316		569
Asset-backed	983	0		983		0
Commercial mortgage-backed	7,022	0		6,384		638
Residential mortgage-backed	87,214	0		86,073		1,141
Corporate	2,744,841	0		2,712,465		32,376
Equity securities:
Common stocks	297	297		0		0
Non-redeemable preferred stocks	90,796	0		90,786		10
Short-term investments	40,317	40,317	(b)	0		0
Collateral held/pledged under securities agreements	33,540	30,950	(b)	2,590	(c)	0
Other assets	5,110	0		0		5,110	(d)
Assets held in separate accounts	1,509,404	1,437,165	(a)	72,239	(c)	0
Total financial assets	$4,604,964	$1,508,729		$3,056,391		$39,844
Financial Liabilities
Liabilities related to separate accounts	$1,509,404	$1,437,165	(a)	$72,239	(c)	$0
	December 31, 2011
	Total	Level 1		Level 2		Level 3
Financial Assets
Fixed maturity securities:
United States Government and government agencies and authorities	$2,491	$0		$2,491		$0
State, municipalities and political subdivisions	57,063	0		57,063		0
Foreign governments	36,193	0		35,658		535
Asset-backed	1,943	0		1,943		0
Commercial mortgage-backed	10,171	0		9,719		452
Residential mortgage-backed	104,798	0		104,798		0
Corporate	2,653,275	0		2,622,569		30,706
Equity securities:
Common stocks	169	169		0		0
Non-redeemable preferred stocks	80,712	0		80,702		10
Short-term investments	82,664	82,664	(b)	0		0
Collateral held/pledged under securities agreements	31,666	23,398	(b)	8,268	(c)	0
Cash equivalents	2,049	2,049	(b)	0		0
Other assets	7,027	0		0		7,027	(d)
Assets held in separate accounts	1,468,119	1,383,928	(a)	84,191	(c)	0
Total financial assets	$4,538,340	$1,492,208		$3,007,402		$38,730
Financial Liabilities
Liabilities related to separate accounts	$1,468,119	$1,383,928	(a)	$84,191	(c)	$0

(a)  Mainly includes mutual funds.

(b)  Mainly includes money market funds.

(c)  Mainly includes fixed maturity securities.

(d)  Mainly includes the CPI Caps.

There were no transfers between Level 1 and Level 2 financial assets during the period. However, there were transfers between Level 2 and Level 3 financial assets during the period, which are reflected in the "Transfers in" and "Transfers out" columns below. Transfers between Level 2 and Level 3 most commonly occur when market observable inputs that were previously available become unavailable in the current period. The remaining unpriced securities are submitted to independent brokers who provide non-binding broker quotes or are priced by other qualified sources.

The following tables summarize the change in balance sheet carrying value associated with Level 3 financial assets carried at fair value during the years ended December 31, 2012 and 2011:

	Year Ended December 31, 2012
	Balance, beginning of period	Total (losses) gains (realized/ unrealized) included in earnings	Net unrealized gains included in stockholder's equity	Purchases	Sales	Transfers in (1)	Transfers out (1)	Balance, end of period
Fixed maturity securities
Foreign governments	$535	$0	$34	$0	$0	$0	$0	$569
Commercial mortgage-backed	452	13	1	0	(552)	724	0	638
Residential mortgage-backed	0	(4)	48	0	(140)	1,237	0	1,141
Corporate	30,706	(115)	2,678	3,424	(5,917)	1,600	0	32,376
Equity securities
Non-redeemable preferred stocks	10	0	9	0	0	3	(12)	10
Other assets	7,027	(1,917)	0	0	0	0	0	5,110
Total level 3 assets	$38,730	$(2,023)	$2,770	$3,424	$(6,609)	$3,564	$(12)	$39,844
	Year Ended December 31, 2011
	Balance, beginning of period	Total (losses) gains (realized/ unrealized) included in earnings	Net unrealized gains (losses) included in stockholder's equity	Purchases	Sales	Transfers in (1)	Transfers out (1)	Balance, end of period
Fixed maturity securities
Foreign governments	$537	$1	$(3)	$0	$0	$0	$0	$535
Commercial mortgage-backed	540	0	(15)	0	(73)	0	0	452
Corporate	27,018	(324)	1,263	6,788	(5,275)	2,150	(914)	30,706
Equity securities
Non-redeemable preferred stocks	95	(6)	16	0	(96)	1	0	10
Other assets	8,079	(1,052)	0	0	0	0	0	7,027
Total level 3 assets	$36,269	$(1,381)	$1,261	$6,788	$(5,444)	$2,151	$(914)	$38,730

(1)  Transfers are primarily attributable to changes in the availability of observable market information and re-evaluation of the observability of pricing inputs.

Three different valuation techniques can be used in determining fair value for financial assets and liabilities: the market, income or cost approaches. The three valuation techniques described in the fair value measurements and disclosures guidance are consistent with generally accepted valuation methodologies. The market approach valuation techniques use prices and other relevant information generated by market transactions involving identical or comparable assets or liabilities. When possible, quoted prices (unadjusted) in active markets are used as of the period-end date (such as for mutual funds and money market funds). Otherwise, valuation techniques consistent with the market approach including matrix pricing and comparables are used. Matrix pricing is a mathematical technique employed principally to value debt securities without relying exclusively on quoted prices for those securities but rather by relying on the securities' relationship to other benchmark quoted securities. Market approach valuation techniques often use market multiples derived from a set of comparables. Multiples might lie in ranges with a different multiple for each comparable. The selection of where within the range the appropriate multiple falls requires judgment, considering both qualitative and quantitative factors specific to the measurement.

Income approach valuation techniques convert future amounts, such as cash flows or earnings, to a single present amount, or a discounted amount. These techniques rely on current market expectations of future amounts as of the period-end date. Examples of income approach valuation techniques include present value techniques, option-pricing models, binomial or lattice models that incorporate present value techniques, and the multi-period excess earnings method.

Cost approach valuation techniques are based upon the amount that would be required to replace the service capacity of an asset at the period-end date, or the current replacement cost. That is, from the perspective of a market participant (seller), the price that would be received for the asset is determined based on the cost to a market participant (buyer) to acquire or construct a substitute asset of comparable utility, adjusted for obsolescence.

While not all three approaches are applicable to all financial assets or liabilities, where appropriate, one or more valuation techniques may be used. For all the classes of financial assets and liabilities included in the above hierarchy, excluding the CPI Caps and certain privately placed corporate bonds, the market valuation technique is generally used. For certain privately placed corporate bonds and the CPI Caps, the income valuation technique is generally used. For the years ended December 31, 2012 and 2011, the application of the valuation technique applied to the Company's classes of financial assets and liabilities has been consistent.

Level 1 Securities

The Company's investments and liabilities classified as Level 1 as of December 31, 2012 and December 31, 2011, consisted of mutual funds, money market funds and common stocks that are publicly listed and/or actively traded in an established market.

Level 2 Securities

The Company's Level 2 securities are valued using various observable market inputs obtained from a pricing service. The pricing service prepares estimates of fair value measurements for our Level 2 securities using proprietary valuation models based on techniques such as matrix pricing which include observable market inputs. The fair value measurements and disclosures guidance defines observable market inputs as the assumptions market participants would use in pricing the asset or liability developed on market data obtained from sources independent of the Company. The extent of the use of each observable market input for a security depends on the type of security and the market conditions at the balance sheet date. Depending on the security, the priority of the use of observable market inputs may change as some observable market inputs may not be relevant or additional inputs may be necessary. The following observable market inputs ("standard inputs"), listed in the approximate order of priority, are utilized in the pricing evaluation of Level 2 securities: benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, offers and reference data including market research data. Further details for level 2 investment types follow:

United States Government and government agencies and authorities: United States government and government agencies and authorities securities are priced by our pricing vendor utilizing standard inputs. Included in this category are U.S. Treasury securities which are priced using vendor trading platform data in addition to the standard inputs.

State, municipalities and political subdivisions: State, municipalities and political subdivisions securities are priced by our pricing service utilizing material event notices and new issue data inputs in addition to the standard inputs.

Foreign governments: Foreign government securities are priced by our pricing service utilizing standard inputs. The pricing service also evaluates each security based on relevant market information including relevant credit information, perceived market movements and sector news.

Commercial mortgage-backed, residential mortgage-backed and asset-backed: Commercial mortgage-backed, residential mortgage-backed and asset-backed securities are priced by our pricing vendor utilizing monthly payment information and collateral performance information in addition to standard inputs. Additionally, commercial mortgage-backed securities and asset-backed securities utilize new issue data while residential mortgage-backed securities utilize vendor trading platform data.

Corporate: Corporate securities are priced by our pricing vendor utilizing standard inputs. Non-investment grade securities within this category are priced by our pricing vendor utilizing observations of equity and credit default swap curves related to the issuer in addition to standard inputs. Certain privately placed corporate bonds are priced by a non-pricing service source using a model with observable inputs including, but not limited to, the credit rating, credit spreads, sector add-ons, and issuer specific add-ons.

Non-redeemable preferred stocks: Non-redeemable preferred stocks are priced by our pricing vendor utilizing observations of equity and credit default swap curves related to the issuer in addition to standard inputs.

Short-term investments, collateral held/pledged under securities, cash equivalents, and assets/liabilities held in separate accounts: To price the fixed maturity securities in these categories, the pricing service utilizes the standard inputs.

Valuation models used by the pricing service can change period to period, depending on the appropriate observable inputs that are available at the balance sheet date to price a security. When market observable inputs are unavailable to the pricing service, the remaining unpriced securities are submitted to independent brokers who provide non-binding broker quotes or are priced by other qualified sources. If the Company cannot corroborate the non-binding broker quotes with Level 2 inputs, these securities are categorized as Level 3 securities.

Level 3 Securities

The Company's investments classified as Level 3 as of December 31, 2012 and 2011, consisted of fixed maturity securities and derivatives. All of the Level 3 fixed maturity securities are priced using non-binding broker quotes which cannot be corroborated with Level 2 inputs. Of our total Level 3 fixed maturity and equity securities, $19,532 and $22,134 were priced by a pricing service using single broker quotes due to insufficient information to provide an evaluated price as of December 31, 2012 and 2011, respectively. The single broker quotes are provided by market makers or broker-dealers who are recognized as market participants in the markets in which they are providing the quotes. The remaining $15,202 and $9,569 were priced internally using independent and non-binding broker quotes as of December 31, 2012 and December 31, 2011, respectively. The inputs factoring into the broker quotes include trades in the actual bond being priced, trades of comparable bonds, quality of the issuer, optionality, structure and liquidity. Significant changes in interest rates, issuer credit, liquidity, and overall market conditions would result in a significantly lower or higher broker quote. The prices received from both the pricing service and internally are reviewed for reasonableness by management and if necessary, management works with the pricing service or broker to further understand how they developed their price. Further details on Level 3 derivative investment types follow:

Other assets: A non-pricing service source prices the CPI Cap derivatives using a model with inputs including, but not limited to, the time to expiration, the notional amount, the strike price, the forward rate, implied volatility and the discount rate.

Management evaluates the following factors in order to determine whether the market for a financial asset is inactive. The factors include, but are not limited to:

•  There are few recent transactions,

•  Little information is released publicly,

•  The available prices vary significantly over time or among market participants,

•  The prices are stale (i.e., not current), and

•  The magnitude of the bid-ask spread.

Illiquidity did not have a material impact in the fair value determination of the Company's financial assets.

The Company generally obtains one price for each financial asset. The Company performs a monthly analysis to assess if the evaluated prices represent a reasonable estimate of their fair value. This process involves quantitative and qualitative analysis and is overseen by investment and accounting professionals. Examples of procedures performed include, but are not limited to, initial and on-going review of pricing service methodologies, review of the prices received from the pricing service, review of pricing statistics and trends, and comparison of prices for certain securities with two different appropriate price sources for reasonableness. Following this analysis, the Company generally uses the best estimate of fair value based upon all available inputs. On infrequent occasions, a non-pricing service source may be more familiar with the market activity for a particular security than the pricing service. In these cases the price used is taken from the non-pricing service source. The pricing service provides information to indicate which securities were priced using market observable inputs so that the Company can properly categorize our financial assets in the fair value hierarchy.

Disclosures for Non-Financial Assets Measured at Fair Value on a Non-Recurring Basis

The Company also measures the fair value of certain assets on a non-recurring basis, generally on an annual basis, or when events or changes in circumstances indicate that the carrying amount of the assets may not be recoverable. These assets include commercial mortgage loans, goodwill and finite-lived intangible assets.

For its 2012 and 2011 fourth quarter annual goodwill impairment test, the Company performed a Step 1 analysis. Based on these analyses, it was determined that goodwill was not impaired. For its 2010 fourth quarter annual goodwill impairment test, the carrying amount of the Company was greater than its estimated fair values as determined in Step 1 of the impairment test. As such, the Company was required to measure the fair value of its goodwill in Step 2 of the impairment test. Goodwill of the Company with carrying amount of $81,573 was written down to its implied fair values of $17,285, resulting in impairment charges of $64,288, which was included in earnings for that period. See Note 13 for further information.

The Company utilizes both the income and market valuation approaches to measure its fair value when required. Under the income approach, the Company determined the fair value considering distributable earnings, which were estimated from operating plans. The resulting cash flows were then discounted using a market participant weighted average cost of capital. After discounting the future discrete earnings to their present value, the Company estimated the terminal value attributable to the years beyond the discrete operating plan period. The discounted terminal value was then added to the aggregate discounted distributable earnings from the discrete operating plan period to estimate the fair value. Under the market approach, the Company derived the fair value based on various financial multiples, including but not limited to: price to tangible book value of equity, price to estimated 2012 earnings and price to estimated 2013 earnings, which were estimated based on publicly available data related to comparable guideline companies. In addition, financial multiples were also estimated from publicly available purchase price data for acquisitions of companies operating in the insurance industry. The estimated fair value was more heavily weighted towards the income approach because in the current economic environment the earnings capacity of a business is generally considered the most important factor in the valuation of a business enterprise. The fair value determination was categorized as Level 3 (unobservable) in the fair value hierarchy.

There was no remaining goodwill measured at fair value on a non-recurring basis on which an impairment charge was recorded as of December 31, 2012, 2011 and 2010.

The following table presents the goodwill impairment charges as of December 31, 2012, 2011 and 2010:

	Impairment Charges Twelve Months Ended December 31,
	2012	2011	2010
Goodwill	$0	$0	$64,288

Fair Value of Financial Instruments Disclosures

The financial instruments guidance requires disclosure of fair value information about financial instruments, as defined therein, for which it is practicable to estimate such fair value. Therefore, it requires fair value disclosure for financial instruments that are not recognized or are not carried at fair value in the consolidated balance sheets. However, this guidance excludes certain financial instruments, including those related to insurance contracts and those accounted for under the equity method and joint ventures guidance (such as real estate joint ventures).

For the financial instruments included within the following financial assets and financial liabilities, the carrying value in the consolidated balance sheets equals or approximates fair value. Please refer to the Fair Value Inputs and Valuation Techniques for Financial Assets and Liabilities Disclosures section above for more information on the financial instruments included within the following financial assets and financial liabilities and the methods and assumptions used to estimate fair value:

•  Cash and cash equivalents

•  Fixed maturity securities

•  Equity securities

•  Short-term investments

•  Collateral held/pledged under securities agreements

•  Other assets

•  Assets held in separate accounts

•  Liabilities related to separate accounts

In estimating the fair value of the financial instruments that are not recognized or are not carried at fair value in the consolidated balance sheets, the Company used the following methods and assumptions:

Commercial mortgage loans: the fair values of mortgage loans are estimated using discounted cash flow models. The model inputs include mortgage amortization schedules and loan provisions, an internally developed credit spread based on the credit risk associated with the borrower and the U.S. Treasury spot curve. Mortgage loans with similar characteristics are aggregated for purposes of the calculations.

Policy loans: the carrying value of policy loans reported in the balance sheets approximates fair value.

Policy reserves under investment products: the fair values for the Company's policy reserves under investment products are determined using discounted cash flow analysis. Key inputs to the valuation include projections of policy cash flows, reserve run-off, market yields and risk margins.

Obligations under securities agreements: obligation under securities agreements is reported at the amount of cash received from the selected broker/dealers.

The following table discloses the carrying value and fair value of the financial instruments that are not recognized or are not carried at fair value in the consolidated balance sheets as of December 31, 2012 and 2011.

	December 31, 2012
	Fair Value
	Carrying Value	Total	Level 1	Level 2	Level 3
Financial assets
Commercial mortgage loans on real estate	$628,506	$704,414	$0	$0	$704,414
Policy loans	12,802	12,802	12,802	0	0
Total financial assets	$641,308	$717,216	$12,802	$0	$704,414
Financial liabilities
Policy reserves under investment products (Individual and group annuities, subject to discretionary withdrawal)	$240,633	$265,756	$0	$0	$265,756
Obligation under securities agreements	42,534	42,534	42,534	0	0
Total financial liabilities	$283,167	$308,290	$42,534	$0	$265,756
	December 31, 2011
	Fair Value
	Carrying Value	Total	Level 1	Level 2	Level 3
Financial assets
Commercial mortgage loans on real estate	$671,104	$739,515	$0	$0	$739,515
Policy loans	12,822	12,822	12,822	0	0
Total financial assets	$683,926	$752,337	$12,822	$0	$739,515
Financial liabilities
Policy reserves under investment products (Individual and group annuities, subject to discretionary withdrawal)	$243,743	$264,155	$0	$0	$264,155
Obligation under securities agreements	42,830	42,830	42,830	0	0
Total financial liabilities	$286,573	$306,985	$42,830	$0	$264,155

Only the fair value of the Company's policy reserves for investment-type contracts (those without significant mortality or morbidity risk) are reflected in the table above.

Income Taxes	12 Months Ended
Dec. 31, 2012
Income Taxes
Income Taxes

5. INCOME TAXES

The Company is subject to U.S. tax and files a U.S. consolidated federal income tax return with its Parent, Assurant Inc. Information about the Company's current and deferred tax expense (benefit) follows:

	Year Ended December 31,
	2012	2011	2010
Current expense:
Federal and state	$22,405	$29,374	$27,586
Foreign	3	4	0
Total current expense	22,408	29,378	27,586
Deferred expense (benefit):
Federal and state	17,852	(5,668)	7,018
Total income tax expense	$40,260	$23,710	$34,604

A reconciliation of the federal income tax rate to the Company's effective income tax rate follows:

	December 31,
	2012	2011	2010
Federal income tax rate:	35.0%	35.0%	35.0%
Reconciling items:
Dividends-received deduction	(1.7)	(2.3)	(5.8)
Change in liability for prior years' taxes	(2.2)	0.1	(4.8)
Change in valuation allowance	0.0	(10.4)	0.2
Goodwill impairment*	0.0	0.0	43.7
Permanent nondeductible expenses	0.3	0.6	0.8
Tax exempt interest	(0.2)	(0.2)	(0.3)
Other	0.3	0.7	(1.7)
Effective income tax rate	31.5%	23.5%	67.1%

*  See Note 13 for more information on goodwill impairment.

The 2012 decrease in the deduction for dividends received was due mainly to the increase in pre-tax income. The 2011 decrease in the deduction for dividends received is due mainly to the increase in pre-tax income, and partially due to a decrease in the Company's eligible dividends. The valuation allowance was eliminated in 2011.

A reconciliation of the beginning and ending amounts of unrecognized tax benefits for the years ended December 31, 2012, 2011, and 2010, is as follows:

	Years Ended December 31,
	2012	2011	2010
Balance at beginning of year	$(2,187)	$(2,169)	$(5,044)
Additions based on tax positions related to the current year	0	0	(1)
Reductions based on tax positions related to the current year	42	831	319
Additions for tax positions of prior years	(1,585)	(937)	0
Reductions for tax positions of prior years	2,043	88	2,528
Lapses	0	0	0
Settlements	911	0	29
Balance at end of year	$(776)	$(2,187)	$(2,169)

The total unrecognized tax benefit, $240, $2,967 and $2,900, for 2012, 2011 and 2010, respectively, which includes interest, would impact the Company's consolidated effective tax rate if recognized. The liability for unrecognized tax benefits is included in the Company's tax payable on its consolidated balance sheets.

The Company's continuing practice is to recognize interest related to income tax matters in income tax expense. During the years ended December 31, 2012 and 2010, the Company recognized $564 and $130 of interest income, respectively, related to income tax matters. During the year ended December 31, 2011, the Company recognized $103 of interest expense related to income tax matters. The Company had $2,286 and $1,179 of interest accrued at December 31, 2012 and 2011, respectively. No penalties have been accrued.

The Company files income tax returns in the U.S. and various state jurisdictions. The Company has substantially concluded all U.S. federal income tax matters for years through 2008. The next federal audit cycle will include tax years 2009-2011 and should begin in 2013. Substantially all state and non-U.S. income tax matters have been concluded for years through 2006.

The tax effects of temporary differences that result in significant deferred tax assets and deferred tax liabilities are as follows:

	December 31,
	2012	2011
Deferred tax assets
Deferred gain on disposal of businesses	$25,822	$30,212
Investments, net	67,923	73,374
Policyholder and separate account reserves	1,774	7,246
Deferred acquisition costs	16,928	19,776
Compensation related	905	719
Employee and post-retirement benefits	902	899
Total deferred tax asset	114,254	132,226
Less: valuation allowance	0	0
Deferred tax assets, net of valuation allowance	114,254	132,226
	December 31,
	2012	2011
Deferred Tax Liabilities
Net unrealized appreciation on securities	$174,640	$118,828
Accrued liabilities	1,402	715
Other	8,232	9,747
Total deferred tax liability	184,274	129,290
Net deferred income tax (liability) asset	$(70,020)	$2,936

The Company's total valuation allowance against deferred tax assets was eliminated in 2011. The calculation of the valuation allowance is made at the consolidated return group level. A portion of the valuation allowance is assigned to the Company based on the provisions of the tax sharing agreement. No cumulative valuation allowance has been recorded because it is management's assessment that it is more likely than not that deferred tax assets of $114,254 will be realized.

The Company's ability to realize deferred tax assets depends on its ability to generate sufficient taxable income of the same character within the carryback or carryforward periods. In assessing future taxable income, the Company has considered all sources of taxable income available to realize the deferred tax asset, including the future reversal of existing temporary differences, future taxable income exclusive of reversing temporary differences and carryforwards, taxable income in carryback years and tax-planning strategies. If changes occur in the assumptions underlying the Company's tax planning strategies or in the scheduling of the reversal of the Company's deferred tax liabilities, the valuation allowance may need to be adjusted in the future.

At December 31, 2012, the Company had no net operating or capital loss carryforwards for U.S. federal income tax purposes.

Premiums and Accounts Receivable	12 Months Ended
Dec. 31, 2012
Premiums and Accounts Receivable
Premiums and Accounts Receivable

6. PREMIUMS AND ACCOUNTS RECEIVABLE

Receivables are reported net of an allowance for uncollectible items. A summary of such receivables is as follows:

	As of December 31,
	2012	2011
Insurance premiums receivable	$56,909	$53,741
Other receivables	15,510	17,467
Allowance for uncollectible amounts	(4,546)	(4,698)
Total	$67,873	$66,510

Stockholder's Equity	12 Months Ended
Dec. 31, 2012
Stockholder's Equity
Stockholder's Equity

7. STOCKHOLDER'S EQUITY

The Board of Directors of the Company has authorized 1,000,000 shares of common stock with a par value of $5.00 per share. All the shares are issued and outstanding as of December 31, 2012 and 2011. All the outstanding shares at December 31, 2012 are owned by the Parent (see Note 1). The Company paid dividends of $110,000, $32,000 and $58,000 at December 31, 2012, 2011 and 2010, respectively.

The maximum amount of dividends which can be paid by the Company to its shareholder without prior approval of the Insurance Commissioner is subject to restrictions relating to statutory surplus (see Note 8).

The Company received contributed capital of $21,576 from its Parent in the year ending December 31, 2011, in the form of a deferred tax asset. The tax allocation agreement was amended in 2011 to contribute a capital loss deferred tax asset of an affiliated entity to offset the Company's net capital gains. There was no contributed capital in 2012 or 2010.

Statutory Information	12 Months Ended
Dec. 31, 2012
Statutory Information
Statutory Information

8. STATUTORY INFORMATION

The Company prepares consolidated financial statements on the basis of statutory accounting principles ("SAP") prescribed or permitted by the Kansas Insurance Department. Prescribed SAP includes the Accounting Practices and Procedures Manual of the National Association of Insurance Commissioners ("NAIC") as well as state laws, regulations and administrative rules.

The principal differences between SAP and GAAP are: 1) policy acquisition costs are expensed as incurred under SAP, but are deferred and amortized under GAAP; 2) the value of business acquired is not capitalized under SAP but is under GAAP; 3) amounts collected from holders of universal life-type and annuity products are recognized as premiums when collected under SAP, but are initially recorded as contract deposits under GAAP, with cost of insurance recognized as revenue when assessed and other contract charges recognized over the periods for which services are provided; 4) the classification and carrying amounts of investments in certain securities are different under SAP than under GAAP; 5) the criteria for providing asset valuation allowances, and the methodologies used to determine the amounts thereof, are different under SAP than under GAAP; 6) the timing of establishing certain reserves, and the methodologies used to determine the amounts thereof, are different under SAP than under GAAP; 7) certain assets are not admitted for purposes of determining surplus under SAP; 8) methodologies used to determine the amounts of deferred taxes and goodwill are different under SAP than under GAAP; and 9) the criteria for obtaining reinsurance accounting treatment is different under SAP than under GAAP.

The Company's statutory net income and capital and surplus are as follows:

	Years ended and at December 31,
	2012	2011	2010
Statutory net income	$95,272	$69,147	$81,041
Statutory capital and surplus	$438,848	$455,848	$449,615

Insurance enterprises are required by state insurance departments to adhere to minimum risk-based capital ("RBC") requirements developed by the NAIC. The Company exceeds the minimum RBC requirements.

Dividend distributions to the Parent are restricted as to the amount by state regulatory requirements. The Company declared and paid dividends of $110,000, of which $77,141 was ordinary and $32,859 was extraordinary during the year ended December 31, 2012. The Company declared and paid ordinary dividends of $32,000 during the year ended December 31, 2011. No extraordinary dividends were declared and paid in 2011. A dividend is considered extraordinary when combined with all other dividends and distributions made within the preceding 12 months exceeds the greater of 10% of the insurer's surplus as regards to policyholders on December 31 of the next preceding year, or the net gain from operations. Dividends may only be paid out of earned surplus. The Company has the ability, under state regulatory requirements, to dividend up to approximately $87,930 to its Parent in 2013 without permission from Kansas regulators. No assurance can be given that there will not be further regulatory actions restricting the ability of the Company to pay dividends.

Reinsurance	12 Months Ended
Dec. 31, 2012
Reinsurance
Reinsurance

9. REINSURANCE

In the ordinary course of business, the Company is involved in both the assumption and cession of reinsurance with non-affiliated companies. The following table provides details of the reinsurance recoverables balance as of December 31:

	2012	2011
Ceded future policyholder benefits and expenses	$1,548,052	$1,600,007
Ceded unearned premium	18,485	19,856
Ceded claims and benefits payable	222,575	190,250
Ceded paid losses	14,293	9,954
Total	$1,803,405	$1,820,067

A key credit quality indicator for reinsurance recoverables is the A.M. Best financial strength ratings of the reinsurer. The A.M. Best ratings are an independent opinion of a reinsurer's ability to meet ongoing obligations to policyholders. The A.M. Best ratings for new reinsurance agreements where there is material credit exposure are reviewed at the time of execution. The A.M. Best ratings for existing reinsurance agreements are reviewed on a periodic basis, at least annually.

The following table provides the reinsurance recoverable as of December 31, 2012 grouped by A.M. Best rating:

A. M. Best ratings of reinsurer	Ceded future policyholder benefits and expense	Ceded unearned premiums	Ceded claims and benefits payable	Ceded paid losses	Total
A++ or A+	$876,423	$18,272	$211,802	$424	$1,106,921
A or A–	633,326	49	7,872	21	641,268
B++ or B+	37,989	164	92	0	38,245
Not rated	314	0	2,809	13,848	16,971
Reinsurance recoverable	$1,548,052	$18,485	$222,575	$14,293	$1,803,405

A.M. Best ratings for The Hartford and John Hancock Life Insurance Company ("John Hancock"), a subsidiary of Manulife Financial Corporation, the reinsurers with the largest reinsurance recoverable balances, are A and A+, respectively. A.M. Best currently maintains a stable outlook on the financial strength ratings of John Hancock. The Hartford's rating is under review with negative implications. The total amount of recoverable for these two reinsurers is $1,691,282 as of December 31, 2012. Most of the assets backing reserves relating to reinsurance recoverables from these two counterparties are held in trust.

The effect of reinsurance on premiums earned and benefits incurred was as follows:

	Years ended December 31,
	2012			2011			2010
	Long Duration	Short Duration	Total	Long Duration	Short Duration	Total	Long Duration	Short Duration	Total
Direct earned premiums and other considerations	$212,727	$807,270	$1,019,997	$213,074	$835,861	$1,048,935	$228,876	$853,599	$1,082,475
Assumed premiums	11,983	146,130	158,113	12,093	181,799	193,892	7,159	218,074	225,233
Ceded premiums	(175,042)	(14,860)	(189,902)	(176,115)	(13,530)	(189,645)	(179,703)	(11,758)	(191,461)
Net earned premiums and other considerations	$49,668	$938,540	$988,208	$49,052	$1,004,130	$1,053,182	$56,332	$1,059,915	$1,116,247
Direct policyholder benefits	$344,022	$523,790	$867,812	$459,153	$558,545	$1,017,698	$719,071	$557,884	$1,276,955
Assumed policyholder benefits	24,519	133,285	157,804	27,198	171,506	198,704	21,031	198,254	219,285
Ceded policyholder benefits	(297,768)	(7,212)	(304,980)	(404,044)	(6,776)	(410,820)	(656,716)	(5,375)	(662,091)
Net policyholder benefits	$70,773	$649,863	$720,636	$82,307	$723,275	$805,582	$83,386	$750,763	$834,149

The Company had $866,022 and $810,555, respectively, of invested assets held in trusts or by custodians as of December 31, 2012 and 2011, respectively, for the benefit of others related to certain reinsurance arrangements.

The Company utilizes ceded reinsurance primarily for loss protection and business dispositions.

Loss Protection and Capital Management

As part of the Company's overall risk and capacity management strategy, the Company purchases reinsurance for certain risks underwritten by the Company, including significant individual or catastrophic claims. Under indemnity reinsurance transactions in which the Company is the ceding insurer, the Company remains liable for policy claims if the assuming company fails to meet its obligations. To mitigate this risk, the Company has control procedures to evaluate the financial condition of reinsurers and to monitor the concentration of credit risk. The selection of reinsurance companies is based on criteria related to solvency and reliability and, to a lesser degree, diversification.

Business Divestitures

The Company has used reinsurance to exit certain businesses.

In 2005, the Parent signed an agreement with Forethought Life Insurance Company whereby the Company agreed to discontinue writing new preneed insurance policies in the United States via independent funeral homes and funeral homes other than those owned and operated by Service Corporation International for a period of ten years.

In 2001, the Parent entered into a reinsurance agreement with The Hartford for the sale of the FFG division. In 2000, the Company divested its LTC operations to John Hancock. Assets supporting liabilities ceded relating to these businesses are mainly held in trusts and the separate accounts relating to FFG are still reflected in the Company's balance sheet. If the reinsurers became insolvent, we would be exposed to the risk that the assets in the trusts and/or the separate accounts would be insufficient to support the liabilities that would revert back to us. The reinsurance recoverable from The Hartford was $592,972 and $608,430 as of December 31, 2012 and 2011, respectively. The reinsurance recoverable from John Hancock was $1,098,310 and $1,103,506 as of December 31, 2012 and 2011, respectively.

The reinsurance agreement associated with the FFG sale also stipulates that The Hartford contribute funds to increase the value of the separate account assets relating to Modified Guaranteed Annuity business sold if such value declines below the value of the associated liabilities. If The Hartford fails to fulfill these obligations, the Company will be obligated to make these payments.

In addition, the Company would be responsible for administering this business in the event of reinsurer insolvency. We do not currently have the administrative systems and capabilities to process this business. Accordingly, we would need to obtain those capabilities in the event of an insolvency of one or more of the reinsurers of these businesses. We might be forced to obtain such capabilities on unfavorable terms with a resulting material adverse effect on our results of operations and financial condition.

As of December 31, 2012, we were not aware of any regulatory actions taken with respect to the solvency of the insurance subsidiaries of The Hartford or John Hancock that reinsure the FFG and LTC businesses, and the Company has not been obligated to fulfill any of such reinsurers' obligations.

John Hancock and The Hartford have paid their obligations when due and there have been no disputes.

Reserves	12 Months Ended
Dec. 31, 2012
Reserves
Reserves

10. RESERVES

The following table provides reserve information of the Company's major product lines at the dates shown:

	December 31, 2012				December 31, 2011
			Claims and Benefits Payable				Claims and Benefits Payable
	Future Policy Benefits and Expenses	Unearned Premiums	Case Reserves	Incurred But Not Reported Reserves	Future Policy Benefits and Expenses	Unearned Premiums	Case Reserves	Incurred But Not Reported Reserves
Long Duration Contracts:
Preneed funeral life insurance policies and investment-type annuity contracts	$1,045,632	$203	$4,115	$3,419	$1,108,102	$455	$3,264	$3,490
Life insurance no longer offered	266,556	535	2,577	4,155	273,920	582	852	4,159
FFG, LTC and other disposed businesses	1,458,326	18,282	194,014	15,197	1,507,307	19,629	164,302	14,727
All other	34,134	447	15,418	8,710	7,881	337	43,590	6,852
Short Duration Contracts:
Group term life	0	3,558	163,124	29,483	0	4,038	170,832	35,157
Group disability	0	2,067	1,113,761	115,664	0	2,320	1,159,280	129,190
Medical	0	331	2,181	1,678	0	793	1,755	2,253
Dental	0	3,983	1,746	14,939	0	4,055	1,811	16,486
Credit life and disability	0	2	0	1,698	0	3	0	1,663
All other	0	137	196	2,252	0	79	125	789
Total	$2,804,648	$29,545	$1,497,132	$197,195	$2,897,210	$32,291	$1,545,811	$214,766

The following table provides a roll forward of the Company's product lines with the most significant short duration claims and benefits payable balances: group term life and group disability lines of business. Claims and benefits payable is comprised of case and IBNR reserves.

	Group Term Life	Group Disability
Balance as of December 31, 2009, gross of reinsurance	$215,580	$1,347,370
Less: Reinsurance ceded and other (1)	(1,384)	(32,468)
Balance as of January 1, 2010, net of reinsurance	214,196	1,314,902
Incurred losses related to:
Current year	127,413	341,152
Prior year's interest	8,017	57,312
Prior year (s)	(24,736)	(79,457)
Total incurred losses	110,694	319,007
Paid losses related to:
Current year	77,735	66,432
Prior year (s)	43,125	286,271
Total paid losses	120,860	352,703
Balance as of December 31, 2010, net of reinsurance	204,030	1,281,206
Plus: Reinsurance ceded and other (1)	2,711	33,721
Balance as of December 31, 2010, gross of reinsurance	206,741	1,314,927
Less: Reinsurance ceded and other (1)	(2,711)	(33,721)
Balance as of January 1, 2011, net of reinsurance	204,030	1,281,206
Incurred losses related to:
Current year	135,665	314,115
Prior year's interest	7,723	56,778
Prior year (s)	(24,094)	(64,669)
Total incurred losses	119,294	306,224
Paid losses related to:
Current year	82,629	63,057
Prior year (s)	37,815	268,612
Total paid losses	120,444	331,669
Balance as of December 31, 2011, net of reinsurance	202,880	1,255,761
Plus: Reinsurance ceded and other (1)	3,109	32,709

Balance as of December 31, 2011 gross of reinsurance	$205,989	$1,288,470
Less: Reinsurance ceded and other (1)	(3,109)	(32,709)
Balance as of January 1, 2012, net of reinsurance	202,880	1,255,761
Incurred losses related to:
Current year	121,051	280,183
Prior year's interest	7,575	54,696
Prior year (s)	(25,441)	(56,891)
Total incurred losses	103,185	277,988
Paid losses related to:
Current year	76,377	67,069
Prior year (s)	39,693	270,749
Total paid losses	116,070	337,818
Balance as of December 31, 2012, net of reinsurance	189,995	1,195,931
Plus: Reinsurance ceded and other (1)	2,612	33,494
Balance as of December 31, 2012 gross of reinsurance	$192,607	$1,229,425

(1)  Reinsurance ceded and other includes claims and benefits payable balances that have either been (a) reinsured to third parties, (b) established for claims related expenses whose subsequent payment is not recorded as a paid claim, or (c) reserves established for obligations that would persist even if contracts were cancelled (such as extension of benefits), which cannot be analyzed appropriately under a roll-forward approach.

Short Duration Contracts

The Company's short duration contracts are comprised of group term life, group disability, medical, dental, vision and credit life and disability. The principal products and services included in these categories are described in the summary of significant accounting policies. See Note 2 for further information.

Case and IBNR reserves are developed using actuarial principles and assumptions that consider, among other things, contractual requirements, historical utilization trends and payment patterns, benefit changes, medical inflation, seasonality, membership, product mix, legislative and regulatory environment, economic factors, disabled life mortality and claim termination rates and other relevant factors. The Company consistently applies the principles and assumptions listed above from year to year, while also giving due consideration to the potential variability of these factors.

Since case and IBNR reserves include estimates developed from various actuarial methods, the Company's actual losses incurred may be more or less than the Company's previously developed estimates. As shown in the table above, if the amounts listed on the line labeled "Incurred losses related to: Prior years" are negative (redundant) this means that the Company's actual losses incurred related to prior years for these lines were less than the estimates previously made by the Company. If the line labeled "Incurred losses related to: Prior years" are positive (deficient) this means that the Company's actual losses incurred related to prior years for these lines were greater than the estimates previously made by the Company.

The Group Term Life case and IBNR reserve redundancies in all years are due to actual mortality rates running below those assumed in prior year reserves, and actual recovery rates running higher than those assumed in prior year reserves.

Group Disability case and IBNR reserves show redundancies in all years due to actual claim recovery rates exceeding those assumed in prior year reserves.

The Company's group disability products include short and long term disability coverage. Case reserves and IBNR for long-term disability claims incurred in 2010 and earlier have been discounted at 5.25% while they have been discounted 4.75% for claims incurred in 2011 and later. The December 31, 2012 and 2011 liabilities net of reinsurance include $1,167,682 and $1,228,356, respectively, of such reserves. The amount of discounts deducted from outstanding reserves as of December 31, 2012 and 2011 are $388,934 and $414,145, respectively.

Long Duration Contracts

The Company's long duration contracts are primarily comprised of preneed life insurance policies and annuity policies, life insurance policies (no longer offered), and FFG and LTC disposed businesses. The principal products and services included in these categories are described in the summary of significant accounting policies. See Note 2 for further information.

Preneed Business

Interest and discount rates for preneed life insurance vary by year of issuance and product, and ranged from 4.7% to 7.3% in 2012 and 2011 before provisions for adverse deviation, which ranged from 0.2% to 0.5% in both 2012 and 2011.

Interest and discount rates for traditional life insurance (no longer offered) vary by year of issuance and products and were 7.5% grading to 5.3% over 20 years in 2012 and 2011 with the exception of a block of pre-1980 business which had a level 8.8% discount rate in both 2012 and 2011.

Mortality assumptions are based upon pricing assumptions and modified to allow for provisions for adverse deviation. Surrender rates vary by product and are based upon pricing assumptions.

Future assumed policy benefit increases on preneed life insurance policies ranged from 1.0% to 7.0% in 2012 and 2011. Some policies have future policy benefit increases that are guaranteed or tied to equal some measure of inflation. The inflation assumption for most of these inflation-linked benefits was 3.0% in both 2012 and 2011 with the exception of most policies issued in 2005 through 2007 where the assumption was 2.3%.

The reserves for preneed annuities are based on assumed interest rates credited on deferred annuities, which vary by year of issue, and ranged from 1.5% to 5.5% in 2012 and 2011. Withdrawal charges, if any, can range from 7.0% to 0.0% and grade to zero over a period of seven years.

FFG and LTC

The reserves for businesses previously disposed of by FFG and LTC are included in the Company's reserves in accordance with the insurance guidance. The Company maintains an offsetting reinsurance recoverable related to these reserves. See Note 9 for further information.

Retirement and Other Employee Benefits	12 Months Ended
Dec. 31, 2012
Retirement and Other Employee Benefits
Retirement and Other Employee Benefits

11. RETIREMENT AND OTHER EMPLOYEE BENEFITS

The Parent sponsors a non-contributory, qualified defined benefit pension plan and certain non-contributory, non-qualified post retirement benefits covering employees who meet eligibility requirements as to age and length of service. Plan assets of the qualified defined benefit plan are not specifically identified by each participating subsidiary. Therefore, a breakdown of plan assets is not reflected in these Consolidated Financial Statements. The Company has no legal obligation for benefits under these plans. The benefits are based on years of service and career compensation. The Parent's pension plan funding policy is to contribute amounts to the plan sufficient to meet the minimum funding requirements set forth in the Employee Retirement Income Security Act of 1974, plus additional amounts as the Parent may determine to be appropriate from time to time up to the maximum permitted, and to charge each subsidiary an allocable amount based on its employee pensionable earnings. Pension costs allocated to the Company amounted to $8,143, $6,180 and $6,056 for 2012, 2011 and 2010, respectively.

The Parent sponsors a defined contribution plan covering substantially all employees. The defined contribution plan provides benefits payable to participants on retirement or disability and to beneficiaries of participants in the event of the participant's death. The amounts expensed by the Company related to this plan were $5,688, $5,616 and $5,005 for 2012, 2011 and 2010, respectively.

With respect to retirement benefits, the Company participates in other health care and life insurance benefit plans (postretirement benefits) for retired employees, sponsored by the Parent. On July 1, 2011, the Parent terminated certain health care benefits for employees who do not qualify for "grandfathered" status and will no longer offer these benefits to new hires. The Parent contribution, plan design and other terms of remaining benefits will not change for those grandfathered employees. The Parent has the right to modify or terminate these benefits. During 2012, 2011 and 2010 the Company incurred expenses related to postretirement benefits of $309, $414 and $1,132, respectively.

Deferred Acquisition Costs	12 Months Ended
Dec. 31, 2012
Deferred Acquisition Costs
Deferred Acquisition Costs

12. DEFERRED ACQUISITION COSTS

Information about deferred acquisition costs is as follows:

	Years ended December 31,
	2012	2011	2010
Beginning balance	$18,637	$19,666	$25,340
Costs deferred	28,993	25,892	20,685
Amortization	(27,030)	(26,921)	(26,359)
Ending balance	$20,600	$18,637	$19,666

Refer to Note 2, Recent Accounting Pronouncements — Adopted, for more information on amendments to existing accounting guidance.

Goodwill, VOBA and Other Intangible Assets	12 Months Ended
Dec. 31, 2012
Goodwill, VOBA and Other Intangible Assets
Goodwill, VOBA and Other Intangible Assets

13. GOODWILL, VOBA AND OTHER INTANGIBLE ASSETS

Information about goodwill is as follows:

	Goodwill for the years ended December 31,
	2012	2011	2010
Balance as of January 1:
Goodwill	$156,817	$156,817	$156,817
Accumulated impairment loss	(139,532)	(139,532)	(75,244)
	17,285	17,285	81,573
Impairments*	0	0	(64,288)
Goodwill	156,817	156,817	156,817
Accumulated impairment losses	(139,532)	(139,532)	(139,532)
Balance as of December 31:	$17,285	$17,285	$17,285

*  See Notes 2 and 4 for further information.

In accordance with the goodwill guidance, goodwill is deemed to have an indefinite life and should not be amortized, but rather must be tested, at least annually, for impairment. In addition, goodwill should be tested for impairment between annual tests if an event occurs or circumstances change that would "more likely than not" reduce the estimated fair value of the Company below its carrying value.

The goodwill impairment test has two steps. Step 1 of the test identifies potential impairments, by comparing the estimated fair value of the Company to its net book value. If the estimated fair value exceeds its net book value, there is no impairment of goodwill and Step 2 is unnecessary. However, if the net book value exceeds the estimated fair value, then Step 1 is failed, and Step 2 is performed to determine the amount of the potential impairment. Step 2 utilizes acquisition accounting guidance and requires the fair value calculation of all individual assets and liabilities of the Company (excluding goodwill, but including any unrecognized intangible assets). The net fair value of assets less liabilities is then compared to the Company's total estimated fair value as calculated in Step 1. The excess of fair value over the net asset value equals the implied fair value of goodwill. The implied fair value of goodwill is then compared to the carrying value of goodwill to determine the Company's goodwill impairment.

During September 2011, the FASB issued amended intangibles — goodwill and other guidance. This guidance provides the option to first assess qualitative factors to determine whether the existence of events or circumstances leads to a determination that it is more likely than not that the fair value of an entity is less than its carrying amount. If, after assessing the totality of events or circumstances, an entity determines it is not more likely than not that its fair value is less than its carrying amount, then performing the two-step impairment test is unnecessary. However, if an entity concludes otherwise, then it is required to perform the first step of the two-step impairment test, described above.

In the fourth quarters of 2012, 2011 and 2010, the Company conducted its annual assessments of goodwill.

In 2012 and 2011, the Company performed a Step 1 test. Based on these tests, it was determined that goodwill was not impaired.

Based on the results of the 2010 assessment, the Company concluded that its net book values exceeded its estimated fair values and therefore performed a Step 2 test. Based on the results of the Step 2 test, the Company recorded impairment charges of $64,288. The 2010 impairment reflected the effects of the low interest rate environment, continuing high unemployment, the slow pace of the economic recovery and an increased net book value of the Company, primarily related to its investment portfolio.

Information about VOBA is as follows:

	For the years ended December 31,
	2012	2011	2010
Beginning balance	$14,833	$16,697	$18,783
Amortization, net of interest accrued	(1,728)	(1,864)	(2,086)
Ending balance	$13,105	$14,833	$16,697

As of December 31, 2012, the entire outstanding balance of VOBA relates to the Company's preneed business. VOBA in this business assumes an interest rate ranging from 5.4% to 7.5%.

At December 31, 2012 the estimated amortization of VOBA for the next five years and thereafter is as follows:

Year	Amount
2013	$1,550
2014	1,425
2015	1,323
2016	1,227
2017	1,131
Thereafter	6,449
Total	$13,105

Information about other intangible assets is as follows:

	As of December 31,
	2012			2011
	Carrying Value	Accumulated Amortization	Net Other Intangible Assets	Carrying Value	Accumulated Amortization	Net Other Intangible Assets
Contract based intangibles	$38,020	$(19,685)	$18,335	$38,020	$(17,897)	$20,123

Other intangible assets that have finite lives are amortized over their useful lives. The estimated amortization of other intangible assets, which mainly include customers contracts, are as follows:

Year	Amount
2013	$1,788
2014	1,788
2015	1,788
2016	1,788
2017	1,788
Thereafter	9,395
Total other intangible assets with finite lives	$18,335

Accumulated Other Comprehensive Income	12 Months Ended
Dec. 31, 2012
Accumulated Other Comprehensive Income
Accumulated Other Comprehensive Income

14. ACCUMULATED OTHER COMPREHENSIVE INCOME

Certain amounts included in the consolidated statements of comprehensive income are net of reclassification adjustments. The following table summarizes those reclassification adjustments as of the dates indicated:

	Year Ended December 31,
	2012	2011	2010
Reclassification of net realized gains on sales of securities included in net income, net of taxes	$3,973	$662	$5,762
Reclassification of net realized losses on sales of securities previously written down included in net income, net of taxes	$(31)	$(662)	$(168)

Related Party Transactions	12 Months Ended
Dec. 31, 2012
Related Party Transactions
Related Party Transactions

15. RELATED PARTY TRANSACTIONS

The Company receives various services from the Parent and its affiliates. These services include assistance in benefit plan administration, corporate insurance, accounting, tax, information technology, auditing, investment, actuarial and other administrative functions. The net fees paid for these services to the Parent and affiliates for the years ended December 31, 2012, 2011 and 2010, were $73,653, $86,863 and $86,694, respectively.

Administrative expenses allocated for the Company may be greater or less than the expenses that would be incurred if the Company were operating as a separate company.

In prior years, the Company assumed group disability business from an affiliate, Union Security Life Insurance Company of New York ("USLICoNY"). On January 1, 2010, the Company terminated this reinsurance agreement for new business written. Effective July 1, 2010, the Company commuted the existing reinsured business under the same agreement, which involved a release of $26,920 in reserves and cash paid to USLICoNY of $29,172. The commutation resulted in a $2,252 loss for the Company, and was reflected in the policyholder benefits in the consolidated statements of operations. The Company assumed premiums of $67 from USLICoNY in 2010.

Commitments and Contingencies	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies.
Commitments and Contingencies

16. COMMITMENTS AND CONTINGENCIES

The Company leases office space and equipment under operating lease arrangements. Certain facility leases contain escalation clauses based on increases in the lessors' operating expenses. At December 31, 2012, the aggregate future minimum lease payments under these operating lease agreements that have initial or non-cancelable terms in excess of one year are:

2013	$6,377
2014	6,041
2015	5,403
2016	5,243
2017	1,031
Thereafter	567
Total minimum future lease payments	$24,662

Rent expense was $6,377, $6,697 and $8,438 for 2012, 2011 and 2010, respectively.

The Company is involved in litigation in the ordinary course of business, both as a defendant and as a plaintiff. The Company may from time to time be subject to a variety of legal and regulatory actions relating to the Company's current and past business operations. Although the Company cannot predict the outcome of any pending or future litigation, examination or investigation, it is possible that the outcome of such matters could have a material adverse effect on the Company's consolidated results of operations or cash flows for an individual reporting period. However, based on currently available information, management does not believe that any pending matter is likely to have a material adverse effect, individually or in the aggregate, on the Company's financial condition.

Subsequent Events	12 Months Ended
Dec. 31, 2012
Subsequent Events
Subsequent Events

17. SUBSEQUENT EVENTS

The Company evaluated subsequent events through the date the accompanying consolidated financial statements were issued. Ownership of nine affiliate dental insurers transferred from 100% directly owned by Interfinancial Inc. to 100% owned by the Company during the first quarter of 2013. The Company is a directly owned subsidiary of Interfinancial Inc.

Schedule I-Summary of Investments Other -Than-Investments in Related Parties	12 Months Ended
Dec. 31, 2012
Schedule I-Summary of Investments Other-Than-Investments in Related Parties
Schedule I-Summary of Investments Other-Than-Investments in Related Parties

Union Security Insurance Company
at December 31, 2012
Schedule I — Summary of Investments Other-Than-Investments in Related Parties

	Cost or Amortized Cost	Fair Value	Amount at which shown in Balance Sheet
	(in thousands)
Fixed maturity securities:
United States Government and government agencies and authorities	$2,725	$3,120	$3,120
States, municipalities and political subdivisions	48,315	53,435	53,435
Foreign governments	25,908	28,885	28,885
Asset-backed	950	983	983
Commercial mortgage-backed	6,403	7,022	7,022
Residential mortgage-backed	78,868	87,214	87,214
Corporate	2,277,882	2,744,841	2,744,841
Total fixed maturity securities	2,441,051	2,925,500	2,925,500
Equity securities:
Common stocks	92	297	297
Non-redeemable preferred stocks	76,716	90,796	90,796
Total equity securities	76,808	91,093	91,093
Commercial mortgage loans on real estate, at amortized cost	628,506	704,414	628,506
Policy loans	12,802	12,802	12,802
Short-term investments	40,317	40,317	40,317
Collateral held/pledged under securities agreements	42,534	42,540	42,540
Other investments	109,547	109,547	109,547
Total investments	$3,351,565	$3,926,213	$3,850,305

Schedule III-Supplementary Insurance Information	12 Months Ended
Dec. 31, 2012
Schedule III-Supplementary Insurance Information
Schedule III-Supplementary Insurance Information

Union Security Insurance Company
for the years ended December 31, 2012, 2011 & 2010
Schedule III — Supplementary Insurance Information

	Deferred acquisition costs	Future policy benefits and expenses	Unearned premiums	Claims and benefits payable	Premium revenues and other considerations	Net investment income	Benefits claims, losses and settlement expenses	Amortization of deferred policy acquisition costs	Other* operating expenses
	(in thousands)
2012	$20,600	$2,804,648	$29,545	$1,694,327	$988,208	$198,660	$720,636	$27,030	$342,322
2011	$18,637	$2,897,210	$32,291	$1,760,577	$1,053,182	$203,535	$805,582	$26,921	$345,513
2010	$19,666	$2,935,819	$33,871	$1,741,250	$1,116,247	$212,475	$834,149	$26,359	$427,130

*  Includes amortization of value of business acquired, underwriting, general and administration expenses and goodwill impairment.

Schedule IV - Reinsurance	12 Months Ended
Dec. 31, 2012
Schedule IV - Reinsurance
Schedule IV - Reinsurance

Union Security Insurance Company
for the years ended December 31, 2012
Schedule IV — Reinsurance

	Direct amount	Assumed from other Companies	Ceded to other Companies	Net amount	Percentage of amount assumed to net
Life Insurance in Force	$71,453,196	$981,157	$10,860,008	$61,574,345	1.6%
Premiums:
Life insurance	$279,385	$8,176	$89,869	$197,692	4.1%
Accident and health insurance	740,612	149,937	100,033	790,516	19.0%
Total earned premiums	$1,019,997	$158,113	$189,902	$988,208	16.0%
Benefits:
Life insurance	$392,126	$21,674	$253,829	$159,971	13.5%
Accident and health insurance	475,686	136,130	51,151	560,665	24.3%
Total policyholder benefits	$867,812	$157,804	$304,980	$720,636	21.9%

Union Security Insurance Company
for the years ended December 31, 2011
Schedule IV — Reinsurance

	Direct amount	Assumed from other Companies	Ceded to other Companies	Net amount	Percentage of amount assumed to net
Life Insurance in Force	$71,604,673	$6,534,460	$11,811,625	$66,327,508	9.9%
Premiums:
Life insurance	$285,047	$15,746	$94,132	$206,661	7.6%
Accident and health insurance	763,888	178,146	95,513	846,521	21.0%
Total earned premiums	$1,048,935	$193,892	$189,645	$1,053,182	18.4%
Benefits:
Life insurance	$427,479	$34,276	$272,036	$189,719	18.1%
Accident and health insurance	590,219	164,428	138,784	615,863	26.7%
Total policyholder benefits	$1,017,698	$198,704	$410,820	$805,582	24.7%

Union Security Insurance Company
for the years ended December 31, 2010
Schedule IV — Reinsurance

	Direct amount	Assumed from other Companies	Ceded to other Companies	Net amount	Percentage of amount assumed to net
Life Insurance in Force	$72,241,115	$6,579,297	$12,791,301	$66,029,111	10.0%
Premiums:
Life insurance	$292,452	$17,758	$98,636	$211,574	8.4%
Accident and health insurance	790,023	207,475	92,825	904,673	22.9%
Total earned premiums	$1,082,475	$225,233	$191,461	$1,116,247	20.2%
Benefits:
Life insurance	$424,279	$32,201	$279,406	$177,074	18.2%
Accident and health insurance	852,676	187,084	382,685	657,075	28.5%
Total policyholder benefits	$1,276,955	$219,285	$662,091	$834,149	26.3%

Schedule V-Valuation and Qualifying Accounts	12 Months Ended
Dec. 31, 2012
Schedule V-Valuation and Qualifying Accounts
Schedule V-Valuation and Qualifying Accounts

Union Security Insurance Company
as of December 31, 2012, 2011 and 2010
Schedule V — Valuation and Qualifying Accounts

		Additions
	Balance at Beginning of Year	Charged to Costs and Expenses	Charged to Other Accounts	Deductions	Balance at End of Year
2012:
Valuation allowance for mortgage loans on real estate	$5,381	$(1,735)	$0	$0	$3,646
Valuation allowance for uncollectible agents balances	4,655	(67)	0	58	4,530
Valuation allowance for uncollectible accounts	43	(27)	0	0	16
Total	$10,079	$(1,829)	$0	$58	$8,192
2011:
Valuation allowance for deferred tax assets	$10,523	$(10,523)	$0	$0	$0
Valuation allowance for mortgage loans on real estate	12,434	679	0	7,732	5,381
Valuation allowance for uncollectible agents balances	4,671	(16)	0	0	4,655
Valuation allowance for uncollectible accounts	0	43	0	0	43
Total	$27,628	$(9,817)	$0	$7,732	$10,079
2010:
Valuation allowance for deferred tax assets	$10,415	$108	$0	$0	$10,523
Valuation allowance for mortgage loans on real estate	8,552	3,882	0	0	12,434
Valuation allowance for uncollectible agents balances	4,811	(121)	0	19	4,671
Total	$23,778	$3,869	$0	$19	$27,628

Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2012
Summary of Significant Accounting Policies
Basis of Presentation

Basis of Presentation

The consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP"). Amounts are presented in United States of America ("U.S.") dollars and all amounts are in thousands, except for number of shares, per share amounts and number of securities in an unrealized loss position.

Principles of Consolidation

Principles of Consolidation

The consolidated financial statements include the accounts of the Company and its wholly owned subsidiary. All inter-company transactions and balances are eliminated in consolidation.

Use of Estimates

Use of Estimates

The preparation of consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities. The items on the Company's balance sheets affected by the use of estimates include but are not limited to, investments, premiums and accounts receivable, reinsurance recoverables, deferred acquisition costs ("DAC"), deferred income taxes and associated valuation allowances, goodwill, valuation of business acquired ("VOBA"), future policy benefits and expenses, unearned premiums, claims and benefits payable, deferred gain on disposal of businesses, and commitments and contingencies. The estimates are sensitive to market conditions, investment yields, mortality, morbidity, commissions and other acquisition expenses, policyholder behavior and other factors. Actual results could differ from the estimates recorded. The Company believes all amounts reported are reasonable and adequate.

Comprehensive Income

Comprehensive Income

Comprehensive income is comprised of net income, net unrealized gains and losses on securities classified as available-for-sale and net unrealized gains and losses on other-than-temporarily impaired securities, less deferred income taxes.

Reclassifications	Reclassifications Certain prior period amounts have been reclassified to conform to the 2012 presentation.
Fair Value

Fair Value

The Company uses an exit price for its fair value measurements. An exit price is defined as the amount received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In measuring fair value, the Company gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities and the lowest priority to unobservable inputs. See Note 4 for further information.

Investments

Investments

Fixed maturity and equity securities are classified as available-for-sale, as defined in the investments guidance, and reported at fair value. If the fair value is higher than the amortized cost for fixed maturity securities or the purchase cost for equity securities, the excess is an unrealized gain; and, if lower than cost, the difference is an unrealized loss. Net unrealized gains and losses on securities classified as available-for-sale, less deferred income taxes, are included in accumulated other comprehensive income ("AOCI").

Commercial mortgage loans on real estate are reported at unpaid balances, adjusted for amortization of premium or discount, less allowance for losses. The allowance is based on management's analysis of factors including actual loan loss experience, specific events based on geographical, political or economic conditions, industry experience, loan groupings that have probable and estimable losses and individually impaired loan loss analysis. A loan is considered individually impaired when it becomes probable the Company will be unable to collect all amounts due, including principal and interest, according to the contractual terms of the loan agreement. Indicative factors of impairment include, but are not limited to, whether the loan is current, the value of the collateral and the financial position of the borrower. If a loan is individually impaired, the Company uses one of the following valuation methods based on the individual loan's facts and circumstances to measure the impairment amount: (1) the present value of expected future cash flows, (2) the loan's observable market price, or (3) the fair value of collateral. Changes in the allowance for loan losses are recorded in net realized losses on investments, excluding other-than-temporary impairment ("OTTI") losses.

The Company places loans on non-accrual status after 90 days of delinquent payments (unless the loan is both well secured and in the process of collection). A loan may be placed on non-accrual status before this time if information is available that suggests its impairment is probable.

Policy loans are reported at unpaid principal balances, which do not exceed the cash surrender value of the underlying policies.

Short-term investments include money market funds and short maturity investments. These amounts are reported at cost, which approximates fair value.

The Company engages in collateralized transactions in which fixed maturity securities, especially bonds issued by the U.S. government, government agencies and authorities, and U.S. corporations, are loaned to selected broker/dealers. The collateral held under these securities lending transactions is reported at fair value and the obligation is reported at the amount of the collateral received. The difference between the collateral held and obligations under securities lending is recorded as an unrealized loss and is included as part of AOCI.

Other investments consist primarily of investments in joint ventures and partnerships. The joint ventures and partnerships are valued according to the equity method of accounting. In applying the equity method the Company uses financial information provided by the investee, generally on a three month lag.

The Company monitors its investment portfolio to identify investments that may be other-than-temporarily impaired. In addition, securities, aggregated by issuer, whose market price is equal to 80% or less of their original purchase price or which had a discrete credit event resulting in the debtor defaulting or seeking bankruptcy protection are added to a potential write-down list, which is discussed at quarterly meetings attended by members of the Company's investment, accounting and finance departments. See Note 3 for further information.

Realized gains and losses on sales of investments are recognized on the specific identification basis.

Investment income is recorded as earned net of investment expenses. The Company uses the interest method to recognize interest income on its commercial mortgage loans.

The Company anticipates prepayments of principal in the calculation of the effective yield for mortgage-backed securities and structured securities. The retrospective method is used to adjust the effective yield.

Cash and Cash Equivalents

Cash and Cash Equivalents

The Company considers cash on hand, all operating cash and working capital cash to be cash equivalents. These amounts are carried at cost, which approximates fair value. Cash balances are reviewed at the end of each reporting period to determine if negative cash balances exist. If negative cash balances do exist, the cash accounts are netted with other positive cash accounts of the same bank provided the right of offset exists between the accounts. If the right of offset does not exist, the negative cash balances are reclassified to accounts payable.

Uncollectible Receivable Balance	Uncollectible Receivable Balance The Company maintains allowances for doubtful accounts for probable losses resulting from the inability to collect payments.
Reinsurance

Reinsurance

Reinsurance recoverables include amounts related to paid benefits and estimated amounts related to unpaid policy and contract claims, future policyholder benefits and policyholder contract deposits. The cost of reinsurance is recognized over the terms of the underlying reinsured policies using assumptions consistent with those used to account for the policies. Amounts recoverable from reinsurers are estimated in a manner consistent with claim and claim adjustment expense reserves or future policy benefits reserves and are reported in the consolidated balance sheets. The cost of reinsurance related to long-duration contracts is recognized over the life of the underlying reinsured policies. The ceding of insurance does not discharge the Company's primary liability to insureds, thus a credit exposure exists to the extent that any reinsurer is unable to meet the obligation assumed in the reinsurance agreements. To mitigate this exposure to reinsurance insolvencies, the Company evaluates the financial condition of its reinsurers and holds collateral (in the form of funds withheld, trusts, and letters of credit) as security under the reinsurance agreements. An allowance for doubtful accounts is recorded on the basis of periodic evaluations of balances due from reinsurers (net of collateral), reinsurer solvency, management's experience and current economic conditions.

Funds withheld under reinsurance represent amounts contractually held from assuming companies in accordance with reinsurance agreements.

Reinsurance premiums assumed are calculated based upon payments received from ceding companies together with accrual estimates, which are based on both payments received and in force policy information received from ceding companies. Any subsequent differences arising on such estimates are recorded in the period in which they are determined.

Income Taxes

Income Taxes

The Company reports its taxable income in a consolidated federal income tax return along with other affiliated subsidiaries of the Parent. Income tax expense or benefit is allocated among the affiliated subsidiaries by applying corporate income tax rates to taxable income or loss determined on a separate return basis according to a tax allocation agreement. Entities with losses record current tax benefits to the extent such losses are recognized in the consolidated federal tax return.

Current federal income taxes are recognized based upon amounts estimated to be payable or recoverable as a result of taxable operations for the current year. Deferred income taxes are recorded for temporary differences between the financial reporting basis and income tax basis of assets and liabilities, based on enacted tax laws and statutory tax rates applicable to the periods in which the Company expects the temporary differences to reverse. A valuation allowance is established for deferred tax assets when it is more likely than not that an amount will not be realized.

The Company classifies net interest expense related to tax matters and any applicable penalties as a component of income tax expense.

Deferred Acquisition Costs

Deferred Acquisition Costs

Only direct incremental costs associated with the successful acquisition of new or renewal insurance contracts are deferred to the extent that such costs are deemed recoverable from future premiums or gross profits. Acquisition costs primarily consist of commissions and compensation to sales representatives. Certain direct response advertising expenses are deferred when the primary purpose of the advertising is to elicit sales to customers who can be shown to have specifically responded to the advertising and the direct response advertising results in probable future benefits.

Premium deficiency testing is performed annually and generally reviewed quarterly. Such testing involves the use of best estimate assumptions including the anticipation of investment income to determine if anticipated future policy premiums are adequate to recover all DAC and related claims, benefits and expenses. To the extent a premium deficiency exists, it is recognized immediately by a charge to the consolidated statements of operations and a corresponding reduction in DAC. If the premium deficiency is greater than unamortized DAC, a liability will be accrued for the excess deficiency.

Long Duration Contracts

Acquisition costs for pre-funded funeral ("preneed") life insurance policies and certain life insurance policies no longer offered are deferred and amortized in proportion to anticipated premiums over the premium-paying period. These acquisition costs consist primarily of first year commissions paid to agents.

Acquisition costs relating to group worksite insurance products consist primarily of first year commissions to brokers, costs of issuing new certificates, and compensation to sales representatives. These acquisition costs are front-end loaded, thus they are deferred and amortized over the estimated terms of the underlying contracts.

For preneed investment-type annuities, DAC is amortized in proportion to the present value of estimated gross profits from investment, mortality, expense margins and surrender charges over the estimated life of the policy or contract. The assumptions used for the estimates are consistent with those used in computing the policy or contract liabilities.

Acquisition costs on Fortis Financial Group ("FFG") and Long-Term Care ("LTC") disposed businesses were written off when the businesses were sold.

Short Duration Contracts

Acquisition costs relating to monthly pay credit insurance business consist mainly of direct response advertising costs and are deferred and amortized over the estimated average terms and balances of the underlying contracts.

Acquisition costs relating to group term life, group disability, group dental and group vision consist primarily of compensation to sales representatives. These acquisition costs are front-end loaded; thus, they are deferred and amortized over the estimated terms of the underlying contracts.

Property and Equipment

Property and Equipment

Property and equipment are included in other assets and reported at cost less accumulated depreciation. Depreciation is calculated on a straight-line basis over estimated useful lives with a maximum of 39.5 years for buildings, a maximum of 7 years for furniture and a maximum of 5 years for equipment. Expenditures for maintenance and repairs are charged to income as incurred. Expenditures for improvements are capitalized and depreciated over the remaining useful life of the asset.

Property and equipment also includes capitalized software costs, which represent costs directly related to obtaining, developing or upgrading internal use software. Such costs are capitalized and amortized using the straight-line method over their estimated useful lives. Property and equipment are assessed for impairment when impairment indicators exist.

Goodwill

Goodwill

Goodwill represents the excess of acquisition costs over the net fair value of identifiable assets acquired and liabilities assumed in a business combination. Goodwill is deemed to have an indefinite life and is not amortized, but rather is tested at least annually for impairment. The Company reviews goodwill annually in the fourth quarter for impairment, or more frequently if indicators of impairment exist. The Company regularly assesses whether any indicators of impairment exist. Such indicators include, but are not limited to: significant adverse change in legal factors, adverse action or assessment by a regulator, unanticipated competition, loss of key personnel, or a significant decline in expected future cash flows due to changes in company-specific factors or the broader business climate. The evaluation of such factors requires considerable management judgment.

At the time of the annual goodwill test, the Company has the option to first assess qualitative factors to determine whether it is necessary to perform the current two-step goodwill impairment test. The Company is required to perform step one if it determines qualitatively that it is more likely than not (that is, a likelihood of more than 50 percent) that the fair value is less than its carrying amount, including goodwill. Otherwise, no further testing is required.

If the Company does not take the option to perform the qualitative assessment or the qualitative assessment performed indicates that it is more likely than not that the fair value is less than the carrying value, the Company will then compare its estimated fair value with its net book value ("Step 1"). If the estimated fair value exceeds its net book value, goodwill is deemed not to be impaired, and no further testing is necessary. If the net book value exceeds its estimated fair value, the Company would perform a second test to measure the amount of impairment, if any. To determine the amount of any impairment, the Company would determine the implied fair value of goodwill in the same manner as if the Company were being acquired in a business combination ("Step 2"). Specifically, the Company would determine the fair value of all of the assets and liabilities, including any unrecognized intangible assets, in a hypothetical calculation that would yield the implied fair value of goodwill. If the implied fair value of goodwill is less than the recorded goodwill, the Company would record an impairment charge for the difference.

In 2012 and 2011, the Company did not take the option to perform a qualitative assessment, thus Step 1 was performed and we concluded the estimated fair value exceeded its respective book value and therefore goodwill was not impaired. See Note 4 & 13 for further information.

Value of Businesses Acquired

Value of Businesses Acquired

VOBA is an identifiable intangible asset representing the value of the insurance businesses acquired. The amount is determined using best estimates for mortality, lapse, maintenance expenses and investment returns at date of purchase. The amount determined represents the purchase price paid to the seller for producing the business. Similar to the amortization of DAC, the amortization of VOBA is over the premium payment period for traditional life insurance policies. For all other products, the amortization of VOBA is over the expected lifetime of the policies.

VOBA is tested annually in the fourth quarter for recoverability. If it is determined that future policy premiums and investment income or gross profits are not adequate to cover related losses or loss expenses, then an expense is reported in current earnings. Based on 2012 and 2011 testing, future policy premiums and investment income or gross profits were deemed adequate to cover related losses or loss expenses.

Other Assets	Other Assets Other assets primarily include prepaid items.
Other Intangible Assets

Other Intangible Assets

Other intangible assets that have finite lives, including but not limited to, customer contracts, are amortized over their estimated useful lives. Other intangible assets deemed to have indefinite useful lives, primarily certain state licenses, are not amortized and are subject to at least annual impairment tests. At the time of the annual impairment test, the Company has the option to first assess qualitative factors to determine whether it is necessary to perform a quantitative impairment test for indefinite-lived intangible assets. Impairment exists if the carrying amount of the indefinite-lived other intangible asset exceeds its fair value. For other intangible assets with finite lives, impairment is recognized if the carrying amount is not recoverable and exceeds the fair value of the other intangible asset. Generally other intangible assets with finite lives are only tested for impairment if there are indicators ("triggers") of impairment identified. Triggers include, but are not limited to, a significant adverse change in the extent, manner or length of time in which the other intangible asset is being used or a significant adverse change in legal factors or in the business climate that could affect the value of the other intangible asset. In certain cases, the Company does perform an annual impairment test for other intangible assets with finite lives even if there are no triggers present. There were no impairments of finite-lived or indefinite-lived other intangible assets in either 2012 or 2011.

Amortization expense is included in underwriting, general and administrative expenses in the consolidated statements of operations.

Separate Accounts

Separate Accounts

Assets and liabilities associated with separate accounts relate to premium and annuity considerations for variable life and annuity products for which the contract-holder, rather than the Company, bears the investment risk. Separate account assets (with matching liabilities) are reported at fair value. Revenues and expenses related to the separate account assets and liabilities, to the extent of benefits paid or provided to the separate account policyholders, are excluded from the amounts reported in the accompanying consolidated statements of operations because the accounts are administered by reinsurers.

Reserves

Reserves

Reserves are established in accordance with GAAP, using generally accepted actuarial methods. Factors used in their calculation include experience derived from historical claim payments and actuarial assumptions. Such assumptions and other factors include trends, the incidence of incurred claims, the extent to which all claims have been reported, and internal claims processing charges. The process used in computing reserves cannot be exact, particularly for liability coverages, since actual claim costs are dependent upon such complex factors as inflation, changes in doctrines of legal liabilities and damage awards. The methods of making such estimates and establishing the related liabilities are periodically reviewed and updated.

Reserves do not represent an exact calculation of exposure, but instead represent our best estimates of what we expect the ultimate settlement and administration of a claim or group of claims will cost based on facts and circumstances known at the time of calculation. The adequacy of reserves may be impacted by future trends in claims severity, frequency, judicial theories of liability and other factors. These variables are affected by both external and internal events, including but not limited to: changes in the economic cycle, changes in the social perception of the value of work, emerging medical perceptions regarding physiological or psychological causes of disability, emerging health issues and new methods of treatment or accommodation, inflation, judicial trends, legislative changes and claims handling procedures.

Many of these items are not directly quantifiable. Reserve estimates are refined as experience develops. Adjustments to reserves, both positive and negative, are reflected in the consolidated statements of operations in the period in which such estimates are updated. Because establishment of reserves is an inherently uncertain process involving estimates of future losses, there can be no certainty that ultimate losses will not exceed existing claims reserves. Future loss development could require reserves to be increased, which could have a material adverse effect on our earnings in the periods in which such increases are made. However, based on information currently available, we believe our reserve estimates are adequate.

Long Duration Contracts

The Company's long duration contracts include preneed life insurance policies and annuity contracts, traditional life insurance policies no longer offered, policies disposed of via reinsurance (FFG and LTC contracts), group worksite policies, group life conversion policies and certain medical policies.

Future policy benefits and expense reserves for LTC, certain life and annuity insurance policies no longer offered, the traditional life insurance contracts within FFG and group worksite contracts are equal to the present value of future benefits to policyholders plus related expenses less the present value of the future net premiums. These amounts are estimated based on assumptions as to the expected investment yield, inflation, mortality, morbidity and withdrawal rates as well as other assumptions that are based on the Company's experience. These assumptions reflect anticipated trends and include provisions for possible unfavorable deviations.

Future policy benefits and expense reserves for preneed investment-type annuities, and the variable life insurance and investment-type annuity contracts in FFG consist of policy account balances before applicable surrender charges and certain deferred policy initiation fees that are being recognized in income over the terms of the policies. Policy benefits charged to expense during the period include amounts paid in excess of policy account balances and interest credited to policy account balances. An unearned revenue reserve is also recorded for those preneed investment-type annuities which represents the balance of the excess of gross premiums over net premiums that is still recognized in future years' income in a constant relationship to estimated gross profits.

Future policy benefits and expense reserves for preneed life insurance contracts are reported at the present value of future benefits to policyholders and related expenses less the present value of future net premiums. Reserve assumptions are selected using best estimates for expected investment yield, inflation, mortality and withdrawal rates. These assumptions reflect current trends, are based on Company experience and include provision for possible unfavorable deviation. An unearned revenue reserve is also recorded for these contracts which represents the balance of the excess of gross premiums over net premiums that is still to be recognized in future years' income in a constant relationship to insurance in force.

Reserves for group worksite policies include case reserves and incurred but not reported ("IBNR") reserves which equal the net present value of the expected future claims payments. Worksite group disability reserves are discounted to the valuation date at the valuation interest rate. The valuation interest rate is reviewed quarterly by taking into consideration actual and expected earned rates on our asset portfolio.

Risks related to the reserves recorded for policies under FFG and LTC have been 100% ceded via reinsurance. While the Company has not been released from the contractual obligation to the policyholders, changes in and deviations from economic mortality, morbidity, and expense assumptions used in the calculation of these reserves will not directly affect our results of operations unless there is a default by the assuming reinsurer.

Changes in the estimated liabilities are reported as a charge or credit to policyholder benefits as the estimates are revised.

Short Duration Contracts

The Company's short duration contracts include group term life contracts, group disability contracts, medical contracts, dental contracts, vision contracts and credit life and disability contracts. For short duration contracts, claims and benefits payable reserves are recorded when insured events occur. The liability is based on the expected ultimate cost of settling the claims. The claims and benefits payable reserves include: (1) case reserves for known but unpaid claims as of the balance sheet date; (2) IBNR reserves for claims where the insured event has occurred but has not been reported to the Company as of the balance sheet date; and (3) loss adjustment expense reserves for the expected handling costs of settling the claims.

For group disability, the case reserves and the IBNR reserves are recorded at an amount equal to the net present value of the expected future claims payments. Group long-term disability and group term life waiver of premiums reserves are discounted to the valuation date at the valuation interest rate. The valuation interest rate is reviewed quarterly by taking into consideration actual and expected earned rates on our asset portfolio. Group long term disability and group term life reserve adequacy studies are performed annually, and morbidity and mortality assumptions are adjusted where appropriate.

Changes in the estimated liabilities are recorded as a charge or credit to policyholder benefits as estimates are revised.

Deferred Gain on Disposal of Businesses

Deferred Gain on Disposal of Businesses

The Company recorded a deferred gain on disposal of businesses utilizing reinsurance. On March 1, 2000, the Company sold its LTC business using a coinsurance contract. On April 2, 2001, the Company sold its FFG business using coinsurance and a modified coinsurance contract. Since the form of sale did not discharge the Company's primary liability to the insureds, the gain on these disposals was deferred and reported as a liability. The liability is decreased and recognized as revenue over the estimated life of the contracts' terms. The Company reviews and evaluates the estimates affecting the deferred gain on disposal of businesses annually or when significant information affecting the estimates becomes known to the Company, and adjusts the revenue recognized accordingly. Based on the Company's annual review in the fourth quarters of 2012 and 2011, there were no adjustments to the estimates affecting the deferred gain.

Premiums

Premiums

Long Duration Contracts

Currently, the Company's long duration contracts which are actively being sold are group worksite insurance policies. Revenues are recognized ratably as earned income over the premium-paying periods of the policies for the group worksite insurance products.

For life insurance policies previously sold by the preneed business (no longer offered), revenue is recognized when due from policyholders.

For investment-type annuity contracts previously sold by the preneed business (no longer offered), revenues consist of charges assessed against policy balances.

Premiums for LTC insurance and traditional life insurance contracts within FFG are recognized as revenue when due from the policyholder. For universal life insurance and investment-type annuity contracts within FFG, revenues consist of charges assessed against policy balances. For the FFG and LTC businesses previously sold, all revenue is ceded.

Short Duration Contracts

The Company's short duration contracts are those on which the Company recognizes revenue on a pro-rata basis over the contract term. The Company's short duration contracts primarily include group term life, group disability, medical, dental, vision and credit life and disability.

Total Other-Than-Temporary Impairment Losses

Total Other-Than-Temporary Impairment Losses

For debt securities with credit losses and non-credit losses or gains, total OTTI losses is the total of the decline in fair value from either the most recent OTTI determination or a prior period end in which the fair value declined until the current period end valuation date. This amount does not include any securities that had fair value increases. For equity securities and debt securities that the Company has the intent to sell or if it is more likely than not that it will be required to sell for equity securities that have an OTTI or for debt securities if there are only credit losses, total other-than-temporary impairment losses is the total amount by which the fair value of the security is less than its amortized cost basis at the period end valuation date and the decline in fair value is deemed to be other-than-temporary.

Fees and Other Income

Fees and Other Income

Income earned on preneed life insurance policies with discretionary death benefit growth issued after 2008 is presented within fees and other income.

The Company also derives fees and other income from providing administrative services. These fees are recognized monthly when services are performed.

Underwriting, General and Administrative Expenses

Underwriting, General and Administrative Expenses

Underwriting, general and administrative expenses consist primarily of commissions, premium taxes, licenses, fees, salaries and personnel benefits and other general operating expenses.

Leases	Leases The Company records expenses for operating leases on a straight-line basis over the lease term.
Contingencies

Contingencies

The Company evaluates each contingent matter separately. A loss contingency is recorded if reasonably estimable and probable. The Company establishes reserves for these contingencies at the best estimate, or if no one estimated number within the range of possible losses is more probable than any other, the Company records an estimated reserve at the low end of the estimated range. Contingencies affecting the Company primarily relate to litigation matters which are inherently difficult to evaluate and are subject to significant changes. The Company believes the contingent amounts recorded are adequate and reasonable.

Recent Accounting Pronouncements - Adopted and Not Yet Adopted

Recent Accounting Pronouncements — Adopted

On September 30, 2012, the Company adopted the amended intangibles-goodwill and other guidance. This guidance allows an entity to first assess qualitative factors to determine whether it is necessary to perform a quantitative impairment test for indefinite-lived intangible assets. Under this amended guidance, an entity would not be required to calculate the fair value of an indefinite-lived intangible asset, unless the entity determines, based on qualitative assessment, that it is more likely than not that its fair value is less than its carrying amount. The amended guidance includes a number of events and circumstances for an entity to consider in conducting the qualitative assessment and did not have an impact on the Company's financial position or results of operations.

On January 1, 2012, the Company adopted the guidance on fair value measurement. This amended guidance changes certain fair value measurement principles and expands required disclosures to include quantitative and qualitative information about unobservable inputs in Level 3 measurements to achieve common fair value measurement and disclosure requirements in GAAP and International Financial Reporting Standards. The adoption of this guidance did not have an impact on the Company's financial position or results of operations.

On January 1, 2012, the Company adopted the amendments to existing guidance on accounting for costs associated with acquiring or renewing insurance contracts. The amendments modified the definition of the types of costs incurred by insurance entities that can be capitalized in the acquisition of new and renewal contracts. Under this amended guidance, only direct incremental costs associated with successful insurance contract acquisitions or renewals are deferrable. This guidance was adopted retrospectively and has been applied to all prior period financial information contained in these consolidated financial statements. As of January 1, 2010, the beginning of the earliest period presented, the cumulative effect adjustment recorded to reflect this guidance resulted in a decrease of $46,000 in total stockholder's equity.

The effect of adoption of this new guidance on the December 31, 2011 consolidated balance sheet was as follows:

	As Previously Reported	Effect of Change	As Currently Reported
Deferred acquisition costs	$29,419	$(10,782)	$18,637
Deferred income taxes, net	0	2,936	2,936
Total assets	7,355,678	(7,846)	7,347,832
Future policy benefits and expenses	2,846,881	50,329	2,897,210
Deferred income taxes, net	18,453	(18,453)	0
Total liabilities	6,435,436	31,876	6,467,312
Retained earnings	200,961	(39,722)	161,239
Total stockholder's equity	920,242	(39,722)	880,520
Total liabilities and stockholder's equity	7,355,678	(7,846)	7,347,832

The effect of adoption of this new guidance on the December 31, 2010 consolidated balance sheet was as follows:

	As Previously Reported	Effect of Change	As Currently Reported
Deferred acquisition costs	$31,222	$(11,556)	$19,666
Deferred income taxes, net	8,115	23,047	31,162
Total assets	7,518,571	11,493	7,530,064
Future policy benefits and expenses	2,881,526	54,294	2,935,820
Total liabilities	6,765,073	54,294	6,819,367
Retained earnings	158,846	(42,802)	116,044
Total stockholder's equity	753,498	(42,802)	710,696
Total liabilities and stockholder's equity	7,518,571	11,493	7,530,064

The effect of adoption of this new guidance on the consolidated statement of operations for the year ended December 31, 2011 was as follows:

	As Previously Reported	Effect of Change	As Currently Reported
Policyholder benefits	$809,548	$(3,966)	$805,582
Amortization of deferred acquisition costs and value of business acquired	41,349	(12,564)	28,785
Underwriting, general and administrative expenses	331,858	11,791	343,649
Total benefits, losses and expenses	1,182,755	(4,739)	1,178,016
Income before provision for income taxes	96,166	4,739	100,905
Provision for income taxes	22,051	1,659	23,710
Net income	74,115	3,080	77,195

The effect of adoption of this new guidance on the consolidated statement of operations for the year ended December 31, 2010 was as follows:

	As Previously Reported	Effect of Change	As Currently Reported
Policyholder benefits	$838,055	$(3,906)	$834,149
Amortization of deferred acquisition costs and value of business acquired	41,372	(12,927)	28,445
Underwriting, general and administrative expenses	348,842	11,914	360,756
Total benefits, losses and expenses	1,292,557	(4,919)	1,287,638
Income before provision for income taxes	46,620	4,919	51,539
Provision for income taxes	32,883	1,721	34,604
Net income	13,737	3,198	16,935

On December 31, 2011, the Company adopted the new guidance related to the presentation of comprehensive income. This guidance provides two alternatives for presenting comprehensive income. An entity can report comprehensive income either in a single continuous financial statement or in two separate but consecutive financial statements. Each component of net income and each component of other comprehensive income, together with totals for comprehensive income and its two parts, net income and other comprehensive income, are displayed under either alternative. The statement(s) are to be presented with equal prominence as the other primary financial statements. The new guidance eliminates the Company's previously applied option to report other comprehensive income and its components in the statement of changes in stockholder's equity. The guidance does not change the items that constitute net income or other comprehensive income, and does not change when an item of other comprehensive income must be reclassified to net income. The Company chose to early adopt this guidance and therefore is reporting comprehensive income in a separate but consecutive statement, with full retrospective application as required by the guidance. The adoption of the new presentation requirements did not have an impact on the Company's financial position or results of operations.

On October 1, 2011, the Company adopted the amended intangibles-goodwill and other guidance. This guidance allows an entity to first assess qualitative factors to determine whether it is necessary to perform the two-step quantitative goodwill impairment test. Under this amended guidance, an entity would not be required to calculate the fair value of a reporting unit unless the entity determines, based on a qualitative assessment, that it is more likely than not that its fair value is less than its carrying amount. The amended guidance includes a number of events and circumstances for an entity to consider in conducting the qualitative assessment. The Company chose to early adopt the revised standard and applied the amended guidance to its fourth quarter annual goodwill impairment test. The adoption of the amended guidance results in a change to the procedures for assessing goodwill impairment and did not have an impact on the Company's financial position or results of operations. See Notes 2 and 13 for more information.

Recent Accounting Pronouncements — Not Yet Adopted

In July 2011, the Financial Accounting Standards Board ("FASB") issued amendments to the other expenses guidance to address how health insurers should recognize and classify in their income statements fees mandated by the Affordable Care Act. The Affordable Care Act imposes an annual fee on health insurers for each calendar year beginning on or after January 1, 2014. The amendments specify that the liability for the fee should be estimated and recorded in full once the entity provides qualifying health insurance in the applicable calendar year in which the fee is payable with a corresponding deferred cost that is amortized to expense ratably over the calendar year during which it is payable. The guidance is effective for calendar years beginning after December 31, 2013, when the fee initially becomes effective. Therefore, the Company is required to adopt this guidance on January 1, 2014. The Company is currently evaluating the requirements of the amendments and the potential impact on the Company's financial position and results of operations.

Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2012
Summary of Significant Accounting Policies
Effect of adoption of new accounting guidance on the consolidated balance sheet and statement of operations

The effect of adoption of this new guidance on the December 31, 2011 consolidated balance sheet was as follows:

	As Previously Reported	Effect of Change	As Currently Reported
Deferred acquisition costs	$29,419	$(10,782)	$18,637
Deferred income taxes, net	0	2,936	2,936
Total assets	7,355,678	(7,846)	7,347,832
Future policy benefits and expenses	2,846,881	50,329	2,897,210
Deferred income taxes, net	18,453	(18,453)	0
Total liabilities	6,435,436	31,876	6,467,312
Retained earnings	200,961	(39,722)	161,239
Total stockholder's equity	920,242	(39,722)	880,520
Total liabilities and stockholder's equity	7,355,678	(7,846)	7,347,832

The effect of adoption of this new guidance on the December 31, 2010 consolidated balance sheet was as follows:

	As Previously Reported	Effect of Change	As Currently Reported
Deferred acquisition costs	$31,222	$(11,556)	$19,666
Deferred income taxes, net	8,115	23,047	31,162
Total assets	7,518,571	11,493	7,530,064
Future policy benefits and expenses	2,881,526	54,294	2,935,820
Total liabilities	6,765,073	54,294	6,819,367
Retained earnings	158,846	(42,802)	116,044
Total stockholder's equity	753,498	(42,802)	710,696
Total liabilities and stockholder's equity	7,518,571	11,493	7,530,064

The effect of adoption of this new guidance on the consolidated statement of operations for the year ended December 31, 2011 was as follows:

	As Previously Reported	Effect of Change	As Currently Reported
Policyholder benefits	$809,548	$(3,966)	$805,582
Amortization of deferred acquisition costs and value of business acquired	41,349	(12,564)	28,785
Underwriting, general and administrative expenses	331,858	11,791	343,649
Total benefits, losses and expenses	1,182,755	(4,739)	1,178,016
Income before provision for income taxes	96,166	4,739	100,905
Provision for income taxes	22,051	1,659	23,710
Net income	74,115	3,080	77,195

The effect of adoption of this new guidance on the consolidated statement of operations for the year ended December 31, 2010 was as follows:

	As Previously Reported	Effect of Change	As Currently Reported
Policyholder benefits	$838,055	$(3,906)	$834,149
Amortization of deferred acquisition costs and value of business acquired	41,372	(12,927)	28,445
Underwriting, general and administrative expenses	348,842	11,914	360,756
Total benefits, losses and expenses	1,292,557	(4,919)	1,287,638
Income before provision for income taxes	46,620	4,919	51,539
Provision for income taxes	32,883	1,721	34,604
Net income	13,737	3,198	16,935

Investments (Tables)	12 Months Ended
Dec. 31, 2012
Investments
Schedule of cost or amortized cost, gross unrealized gains and losses, fair value and OTTI of fixed maturity and equity securities

	December 31, 2012
	Cost or Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value	OTTI in AOCI
Fixed maturity securities:
United States Government and government agencies and authorities	$2,725	$395	$0	$3,120	$0
States, municipalities and political subdivisions	48,315	5,120	0	53,435	0
Foreign governments	25,908	3,794	(817)	28,885	0
Asset-backed	950	33	0	983	0
Commercial mortgage-backed	6,403	619	0	7,022	0
Residential mortgage-backed	78,868	8,347	(1)	87,214	1,654
Corporate	2,277,882	469,260	(2,301)	2,744,841	12,554
Total fixed maturity securities	$2,441,051	$487,568	$(3,119)	$2,925,500	$14,208
Equity securities:
Common stocks	$92	$205	$0	$297	$0
Non-redeemable preferred stocks	76,716	14,855	(775)	90,796	0
Total equity securities	$76,808	$15,060	$(775)	$91,093	$0
	December 31, 2011
	Cost or Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value	OTTI in AOCI
Fixed maturity securities:
United States Government and government agencies and authorities	$2,084	$407	$0	$2,491	$0
States, municipalities and political subdivisions	53,880	3,183	0	57,063	0
Foreign governments	34,161	2,798	(766)	36,193	0
Asset-backed	1,899	44	0	1,943	0
Commercial mortgage-backed	9,581	590	0	10,171	0
Residential mortgage-backed	97,140	7,797	(139)	104,798	340
Corporate	2,327,256	344,704	(18,685)	2,653,275	8,494
Total fixed maturity securities	$2,526,001	$359,523	$(19,590)	$2,865,934	$8,834
Equity securities:
Common stocks	$92	$77	$0	$169	$0
Non-redeemable preferred stocks	81,051	7,641	(7,980)	80,712	0
Total equity securities	$81,143	$7,718	$(7,980)	$80,881	$0

Schedule of cost or amortized cost and fair value of fixed maturity securities by contractual maturity
	Cost or Amortized Cost	Fair Value
Due in one year or less	$39,170	$39,997
Due after one year through five years	282,899	304,871
Due after five years through ten years	526,634	597,971
Due after ten years	1,506,127	1,887,442
Total	2,354,830	2,830,281
Asset-backed	950	983
Commercial mortgage-backed	6,403	7,022
Residential mortgage-backed	78,868	87,214
Total	$2,441,051	$2,925,500

Schedule of major categories of net investment income

	Years Ended December 31,
	2012	2011	2010
Fixed maturity securities	$152,544	$158,007	$160,844
Equity securities	5,676	7,696	9,960
Commercial mortgage loans on real estate	39,767	42,448	46,977
Policy loans	789	792	788
Short-term investments	56	78	204
Other investments	6,314	1,263	1,042
Cash and cash equivalents	0	8	16
Total investment income	205,146	210,292	219,831
Investment expenses	(6,486)	(6,757)	(7,356)
Net investment income	$198,660	$203,535	$212,475

Summary of proceeds from sales of available-for-sale securities and the gross realized gains and gross realized losses
	For the Years Ended December 31,
	2012	2011	2010
Proceeds from sales	$316,622	$278,234	$368,551
Gross realized gains	11,995	10,309	17,592
Gross realized losses	4,046	6,701	2,326

Schedule of net realized gains (losses), including other-than-temporary impairments

	Years Ended December 31,
	2012	2011	2010
Net realized gains (losses) related to sales and other:
Fixed maturity securities	$10,496	$6,457	$12,287
Equity securities	(2,203)	(2,343)	3,051
Commercial mortgage loans on real estate	1,734	(679)	(3,882)
Short-term investments	(1)	0	0
Other investments	0	0	2
Total net realized gains related to sales and other	10,026	3,435	11,458
Net realized losses related to other-than-temporary impairments:
Fixed maturity securities	(14)	(2,974)	(4,045)
Equity securities	(39)	(10)	(230)
Total net realized losses related to other-than-temporary impairments	(53)	(2,984)	(4,275)
Total net realized gains	$9,973	$451	$7,183

Schedule of credit loss impairments on fixed maturity securities for which a portion of the OTTI loss was recognized in AOCI

	Years Ended December 31,
	2012	2011	2010
Balance, beginning of year	$29,374	$29,322	$29,247
Additions for credit loss impairments recognized in the current period on securities not previously impaired	0	554	1,045
Additions for credit loss impairments recognized in the current period on securities previously impaired	14	445	251
Reductions for securities which the amount previously recognized in other comprehensive income was recognized in earnings because the entity intends to sell the security	0	0	(75)
Reductions for increases in cash flows expected to be collected that are recognized over the remaining life of the security	(403)	(153)	(201)
Reductions for credit loss impairments previously recognized on securities which matured, paid down, prepaid or were sold during the period	(2,015)	(794)	(945)
Balance, end of year	$26,970	$29,374	$29,322

Schedule of gross unrealized losses on fixed maturity securities and equity securities

	December 31, 2012
	Less than 12 months		12 Months or More		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
Fixed maturity securities:
Foreign governments	$0	$0	$6,248	$(817)	$6,248	$(817)
Residential mortgage-backed	547	(1)	0	0	547	(1)
Corporate	58,846	(1,235)	20,176	(1,066)	79,022	(2,301)
Total fixed maturity securities	$59,393	$(1,236)	$26,424	$(1,883)	$85,817	$(3,119)
Equity securities:
Non-redeemable preferred stocks	$4,086	$(41)	$9,245	$(734)	$13,331	$(775)
	December 31, 2011
	Less than 12 months		12 Months or More		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
Fixed maturity securities:
Foreign governments	$0	$0	$6,300	$(766)	$6,300	$(766)
Residential mortgage-backed	2,125	(125)	163	(14)	2,288	(139)
Corporate	203,802	(9,974)	66,636	(8,711)	270,438	(18,685)
Total fixed maturity securities	$205,927	$(10,099)	$73,099	$(9,491)	$279,026	$(19,590)
Equity securities:
Non-redeemable preferred stocks	$8,297	$(1,675)	$24,356	$(6,305)	$32,653	$(7,980)

Schedule of available-for-sale fixed maturity securities in an unrealized loss position
	Cost or Amortized Cost	Fair Value
Due in one year or less	$77	$76
Due after one year through five years	15,691	15,447
Due after five years through ten years	30,889	29,996
Due after ten years	41,731	39,751
Total	88,388	85,270
Residential mortgage-backed	548	547
Total	$88,936	$85,817

Summary of loan-to-value and average debt-service coverage ratios

	December 31, 2012
	Carrying Value	% of Gross Mortgage Loans	Debt- Service Coverage ratio
Loan-to-Value
70% and less	$545,156	86.2%	1.98
71 - 80%	41,449	6.6%	1.31
81 - 95%	31,378	5.0%	0.92
Greater than 95%	14,169	2.2%	1.06
Gross commercial mortgage loans	632,152	100.0%	1.86
Less valuation allowance	(3,646)
Net commercial mortgage loans	$628,506
	December 31, 2011
	Carrying Value	% of Gross Mortgage Loans	Debt- Service Coverage ratio
Loan-to-Value
70% and less	$542,401	80.2%	2.17
71 - 80%	78,255	11.6%	1.40
81 - 95%	34,538	5.1%	1.19
Greater than 95%	21,291	3.1%	0.63
Gross commercial mortgage loans	676,485	100.0%	1.98
Less valuation allowance	(5,381)
Net commercial mortgage loans	$671,104

Fair Value Disclosures (Tables)	12 Months Ended
Dec. 31, 2012
Fair Value Disclosures
Schedule of the Company's fair value hierarchy for recurring basis assets and liabilities

	December 31, 2012
	Total	Level 1		Level 2		Level 3
Financial Assets
Fixed maturity securities:
United States Government and government agencies and authorities	$3,120	$0		$3,120		$0
State, municipalities and political subdivisions	53,435	0		53,435		0
Foreign governments	28,885	0		28,316		569
Asset-backed	983	0		983		0
Commercial mortgage-backed	7,022	0		6,384		638
Residential mortgage-backed	87,214	0		86,073		1,141
Corporate	2,744,841	0		2,712,465		32,376
Equity securities:
Common stocks	297	297		0		0
Non-redeemable preferred stocks	90,796	0		90,786		10
Short-term investments	40,317	40,317	(b)	0		0
Collateral held/pledged under securities agreements	33,540	30,950	(b)	2,590	(c)	0
Other assets	5,110	0		0		5,110	(d)
Assets held in separate accounts	1,509,404	1,437,165	(a)	72,239	(c)	0
Total financial assets	$4,604,964	$1,508,729		$3,056,391		$39,844
Financial Liabilities
Liabilities related to separate accounts	$1,509,404	$1,437,165	(a)	$72,239	(c)	$0
	December 31, 2011
	Total	Level 1		Level 2		Level 3
Financial Assets
Fixed maturity securities:
United States Government and government agencies and authorities	$2,491	$0		$2,491		$0
State, municipalities and political subdivisions	57,063	0		57,063		0
Foreign governments	36,193	0		35,658		535
Asset-backed	1,943	0		1,943		0
Commercial mortgage-backed	10,171	0		9,719		452
Residential mortgage-backed	104,798	0		104,798		0
Corporate	2,653,275	0		2,622,569		30,706
Equity securities:
Common stocks	169	169		0		0
Non-redeemable preferred stocks	80,712	0		80,702		10
Short-term investments	82,664	82,664	(b)	0		0
Collateral held/pledged under securities agreements	31,666	23,398	(b)	8,268	(c)	0
Cash equivalents	2,049	2,049	(b)	0		0
Other assets	7,027	0		0		7,027	(d)
Assets held in separate accounts	1,468,119	1,383,928	(a)	84,191	(c)	0
Total financial assets	$4,538,340	$1,492,208		$3,007,402		$38,730
Financial Liabilities
Liabilities related to separate accounts	$1,468,119	$1,383,928	(a)	$84,191	(c)	$0

(a)  Mainly includes mutual funds.

(b)  Mainly includes money market funds.

(c)  Mainly includes fixed maturity securities.

(d)  Mainly includes the CPI Caps.

Summary of the change in balance sheet carrying value associated with Level 3 financial assets carried at fair value

	Year Ended December 31, 2012
	Balance, beginning of period	Total (losses) gains (realized/ unrealized) included in earnings	Net unrealized gains included in stockholder's equity	Purchases	Sales	Transfers in (1)	Transfers out (1)	Balance, end of period
Fixed maturity securities
Foreign governments	$535	$0	$34	$0	$0	$0	$0	$569
Commercial mortgage-backed	452	13	1	0	(552)	724	0	638
Residential mortgage-backed	0	(4)	48	0	(140)	1,237	0	1,141
Corporate	30,706	(115)	2,678	3,424	(5,917)	1,600	0	32,376
Equity securities
Non-redeemable preferred stocks	10	0	9	0	0	3	(12)	10
Other assets	7,027	(1,917)	0	0	0	0	0	5,110
Total level 3 assets	$38,730	$(2,023)	$2,770	$3,424	$(6,609)	$3,564	$(12)	$39,844
	Year Ended December 31, 2011
	Balance, beginning of period	Total (losses) gains (realized/ unrealized) included in earnings	Net unrealized gains (losses) included in stockholder's equity	Purchases	Sales	Transfers in (1)	Transfers out (1)	Balance, end of period
Fixed maturity securities
Foreign governments	$537	$1	$(3)	$0	$0	$0	$0	$535
Commercial mortgage-backed	540	0	(15)	0	(73)	0	0	452
Corporate	27,018	(324)	1,263	6,788	(5,275)	2,150	(914)	30,706
Equity securities
Non-redeemable preferred stocks	95	(6)	16	0	(96)	1	0	10
Other assets	8,079	(1,052)	0	0	0	0	0	7,027
Total level 3 assets	$36,269	$(1,381)	$1,261	$6,788	$(5,444)	$2,151	$(914)	$38,730

(1)  Transfers are primarily attributable to changes in the availability of observable market information and re-evaluation of the observability of pricing inputs.

Schedule of goodwill impairment charges
	Impairment Charges Twelve Months Ended December 31,
	2012	2011	2010
Goodwill	$0	$0	$64,288

Schedule of carrying value and fair value of the financial instruments that are not recognized or are not carried at fair value

	December 31, 2012
	Fair Value
	Carrying Value	Total	Level 1	Level 2	Level 3
Financial assets
Commercial mortgage loans on real estate	$628,506	$704,414	$0	$0	$704,414
Policy loans	12,802	12,802	12,802	0	0
Total financial assets	$641,308	$717,216	$12,802	$0	$704,414
Financial liabilities
Policy reserves under investment products (Individual and group annuities, subject to discretionary withdrawal)	$240,633	$265,756	$0	$0	$265,756
Obligation under securities agreements	42,534	42,534	42,534	0	0
Total financial liabilities	$283,167	$308,290	$42,534	$0	$265,756
	December 31, 2011
	Fair Value
	Carrying Value	Total	Level 1	Level 2	Level 3
Financial assets
Commercial mortgage loans on real estate	$671,104	$739,515	$0	$0	$739,515
Policy loans	12,822	12,822	12,822	0	0
Total financial assets	$683,926	$752,337	$12,822	$0	$739,515
Financial liabilities
Policy reserves under investment products (Individual and group annuities, subject to discretionary withdrawal)	$243,743	$264,155	$0	$0	$264,155
Obligation under securities agreements	42,830	42,830	42,830	0	0
Total financial liabilities	$286,573	$306,985	$42,830	$0	$264,155

Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Income Taxes
Schedule of Company's current and deferred tax expense (benefit)

	Year Ended December 31,
	2012	2011	2010
Current expense:
Federal and state	$22,405	$29,374	$27,586
Foreign	3	4	0
Total current expense	22,408	29,378	27,586
Deferred expense (benefit):
Federal and state	17,852	(5,668)	7,018
Total income tax expense	$40,260	$23,710	$34,604

Schedule of reconciliation of the federal income tax rate to the Company's effective income tax rate

	December 31,
	2012	2011	2010
Federal income tax rate:	35.0%	35.0%	35.0%
Reconciling items:
Dividends-received deduction	(1.7)	(2.3)	(5.8)
Change in liability for prior years' taxes	(2.2)	0.1	(4.8)
Change in valuation allowance	0.0	(10.4)	0.2
Goodwill impairment*	0.0	0.0	43.7
Permanent nondeductible expenses	0.3	0.6	0.8
Tax exempt interest	(0.2)	(0.2)	(0.3)
Other	0.3	0.7	(1.7)
Effective income tax rate	31.5%	23.5%	67.1%

*  See Note 13 for more information on goodwill impairment.

Schedule of reconciliation of the beginning and ending amounts of unrecognized tax benefits

	Years Ended December 31,
	2012	2011	2010
Balance at beginning of year	$(2,187)	$(2,169)	$(5,044)
Additions based on tax positions related to the current year	0	0	(1)
Reductions based on tax positions related to the current year	42	831	319
Additions for tax positions of prior years	(1,585)	(937)	0
Reductions for tax positions of prior years	2,043	88	2,528
Lapses	0	0	0
Settlements	911	0	29
Balance at end of year	$(776)	$(2,187)	$(2,169)

Schedule of significant deferred tax assets and deferred tax liabilities

	December 31,
	2012	2011
Deferred tax assets
Deferred gain on disposal of businesses	$25,822	$30,212
Investments, net	67,923	73,374
Policyholder and separate account reserves	1,774	7,246
Deferred acquisition costs	16,928	19,776
Compensation related	905	719
Employee and post-retirement benefits	902	899
Total deferred tax asset	114,254	132,226
Less: valuation allowance	0	0
Deferred tax assets, net of valuation allowance	114,254	132,226
	December 31,
	2012	2011
Deferred Tax Liabilities
Net unrealized appreciation on securities	$174,640	$118,828
Accrued liabilities	1,402	715
Other	8,232	9,747
Total deferred tax liability	184,274	129,290
Net deferred income tax (liability) asset	$(70,020)	$2,936

Premiums and Accounts Receivable (Tables)	12 Months Ended
Dec. 31, 2012
Premiums and Accounts Receivable
Schedule of receivables net of an allowance for uncollectible items
	As of December 31,
	2012	2011
Insurance premiums receivable	$56,909	$53,741
Other receivables	15,510	17,467
Allowance for uncollectible amounts	(4,546)	(4,698)
Total	$67,873	$66,510

Statutory Information (Tables)	12 Months Ended
Dec. 31, 2012
Statutory Information
Schedule of statutory net income and capital and surplus
	Years ended and at December 31,
	2012	2011	2010
Statutory net income	$95,272	$69,147	$81,041
Statutory capital and surplus	$438,848	$455,848	$449,615

Reinsurance (Tables)	12 Months Ended
Dec. 31, 2012
Reinsurance
Schedule of reinsurance recoverables

In the ordinary course of business, the Company is involved in both the assumption and cession of reinsurance with non-affiliated companies. The following table provides details of the reinsurance recoverables balance as of December 31:

	2012	2011
Ceded future policyholder benefits and expenses	$1,548,052	$1,600,007
Ceded unearned premium	18,485	19,856
Ceded claims and benefits payable	222,575	190,250
Ceded paid losses	14,293	9,954
Total	$1,803,405	$1,820,067

Schedule of reinsurance recoverable grouped by A.M. Best rating

The following table provides the reinsurance recoverable as of December 31, 2012 grouped by A.M. Best rating:

A. M. Best ratings of reinsurer	Ceded future policyholder benefits and expense	Ceded unearned premiums	Ceded claims and benefits payable	Ceded paid losses	Total
A++ or A+	$876,423	$18,272	$211,802	$424	$1,106,921
A or A–	633,326	49	7,872	21	641,268
B++ or B+	37,989	164	92	0	38,245
Not rated	314	0	2,809	13,848	16,971
Reinsurance recoverable	$1,548,052	$18,485	$222,575	$14,293	$1,803,405

Schedule of effect of reinsurance on premiums earned and benefits incurred

	Years ended December 31,
	2012			2011			2010
	Long Duration	Short Duration	Total	Long Duration	Short Duration	Total	Long Duration	Short Duration	Total
Direct earned premiums and other considerations	$212,727	$807,270	$1,019,997	$213,074	$835,861	$1,048,935	$228,876	$853,599	$1,082,475
Assumed premiums	11,983	146,130	158,113	12,093	181,799	193,892	7,159	218,074	225,233
Ceded premiums	(175,042)	(14,860)	(189,902)	(176,115)	(13,530)	(189,645)	(179,703)	(11,758)	(191,461)
Net earned premiums and other considerations	$49,668	$938,540	$988,208	$49,052	$1,004,130	$1,053,182	$56,332	$1,059,915	$1,116,247
Direct policyholder benefits	$344,022	$523,790	$867,812	$459,153	$558,545	$1,017,698	$719,071	$557,884	$1,276,955
Assumed policyholder benefits	24,519	133,285	157,804	27,198	171,506	198,704	21,031	198,254	219,285
Ceded policyholder benefits	(297,768)	(7,212)	(304,980)	(404,044)	(6,776)	(410,820)	(656,716)	(5,375)	(662,091)
Net policyholder benefits	$70,773	$649,863	$720,636	$82,307	$723,275	$805,582	$83,386	$750,763	$834,149

Reserves (Tables)	12 Months Ended
Dec. 31, 2012
Reserves
Schedule of reserve information of major product lines

	December 31, 2012				December 31, 2011
			Claims and Benefits Payable				Claims and Benefits Payable
	Future Policy Benefits and Expenses	Unearned Premiums	Case Reserves	Incurred But Not Reported Reserves	Future Policy Benefits and Expenses	Unearned Premiums	Case Reserves	Incurred But Not Reported Reserves
Long Duration Contracts:
Preneed funeral life insurance policies and investment-type annuity contracts	$1,045,632	$203	$4,115	$3,419	$1,108,102	$455	$3,264	$3,490
Life insurance no longer offered	266,556	535	2,577	4,155	273,920	582	852	4,159
FFG, LTC and other disposed businesses	1,458,326	18,282	194,014	15,197	1,507,307	19,629	164,302	14,727
All other	34,134	447	15,418	8,710	7,881	337	43,590	6,852
Short Duration Contracts:
Group term life	0	3,558	163,124	29,483	0	4,038	170,832	35,157
Group disability	0	2,067	1,113,761	115,664	0	2,320	1,159,280	129,190
Medical	0	331	2,181	1,678	0	793	1,755	2,253
Dental	0	3,983	1,746	14,939	0	4,055	1,811	16,486
Credit life and disability	0	2	0	1,698	0	3	0	1,663
All other	0	137	196	2,252	0	79	125	789
Total	$2,804,648	$29,545	$1,497,132	$197,195	$2,897,210	$32,291	$1,545,811	$214,766

Schedule of most significant claims and benefits payable

	Group Term Life	Group Disability
Balance as of December 31, 2009, gross of reinsurance	$215,580	$1,347,370
Less: Reinsurance ceded and other (1)	(1,384)	(32,468)
Balance as of January 1, 2010, net of reinsurance	214,196	1,314,902
Incurred losses related to:
Current year	127,413	341,152
Prior year's interest	8,017	57,312
Prior year (s)	(24,736)	(79,457)
Total incurred losses	110,694	319,007
Paid losses related to:
Current year	77,735	66,432
Prior year (s)	43,125	286,271
Total paid losses	120,860	352,703
Balance as of December 31, 2010, net of reinsurance	204,030	1,281,206
Plus: Reinsurance ceded and other (1)	2,711	33,721
Balance as of December 31, 2010, gross of reinsurance	206,741	1,314,927
Less: Reinsurance ceded and other (1)	(2,711)	(33,721)
Balance as of January 1, 2011, net of reinsurance	204,030	1,281,206
Incurred losses related to:
Current year	135,665	314,115
Prior year's interest	7,723	56,778
Prior year (s)	(24,094)	(64,669)
Total incurred losses	119,294	306,224
Paid losses related to:
Current year	82,629	63,057
Prior year (s)	37,815	268,612
Total paid losses	120,444	331,669
Balance as of December 31, 2011, net of reinsurance	202,880	1,255,761
Plus: Reinsurance ceded and other (1)	3,109	32,709

Balance as of December 31, 2011 gross of reinsurance	$205,989	$1,288,470
Less: Reinsurance ceded and other (1)	(3,109)	(32,709)
Balance as of January 1, 2012, net of reinsurance	202,880	1,255,761
Incurred losses related to:
Current year	121,051	280,183
Prior year's interest	7,575	54,696
Prior year (s)	(25,441)	(56,891)
Total incurred losses	103,185	277,988
Paid losses related to:
Current year	76,377	67,069
Prior year (s)	39,693	270,749
Total paid losses	116,070	337,818
Balance as of December 31, 2012, net of reinsurance	189,995	1,195,931
Plus: Reinsurance ceded and other (1)	2,612	33,494
Balance as of December 31, 2012 gross of reinsurance	$192,607	$1,229,425

(1)  Reinsurance ceded and other includes claims and benefits payable balances that have either been (a) reinsured to third parties, (b) established for claims related expenses whose subsequent payment is not recorded as a paid claim, or (c) reserves established for obligations that would persist even if contracts were cancelled (such as extension of benefits), which cannot be analyzed appropriately under a roll-forward approach.

Deferred Acquisition Costs (Tables)	12 Months Ended
Dec. 31, 2012
Deferred Acquisition Costs
Schedule of deferred acquisition costs

	Years ended December 31,
	2012	2011	2010
Beginning balance	$18,637	$19,666	$25,340
Costs deferred	28,993	25,892	20,685
Amortization	(27,030)	(26,921)	(26,359)
Ending balance	$20,600	$18,637	$19,666

Goodwill, VOBA and Other Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2012
Goodwill, VOBA and Other Intangible Assets
Schedule of Goodwill

	Goodwill for the years ended December 31,
	2012	2011	2010
Balance as of January 1:
Goodwill	$156,817	$156,817	$156,817
Accumulated impairment loss	(139,532)	(139,532)	(75,244)
	17,285	17,285	81,573
Impairments*	0	0	(64,288)
Goodwill	156,817	156,817	156,817
Accumulated impairment losses	(139,532)	(139,532)	(139,532)
Balance as of December 31:	$17,285	$17,285	$17,285

*  See Notes 2 and 4 for further information.

VOBA
VOBA and Other Intangible Assets
Schedule of information about intangible assets
	For the years ended December 31,
	2012	2011	2010
Beginning balance	$14,833	$16,697	$18,783
Amortization, net of interest accrued	(1,728)	(1,864)	(2,086)
Ending balance	$13,105	$14,833	$16,697

Schedule of estimated amortization for the next five years and thereafter

At December 31, 2012 the estimated amortization of VOBA for the next five years and thereafter is as follows:

Year	Amount
2013	$1,550
2014	1,425
2015	1,323
2016	1,227
2017	1,131
Thereafter	6,449
Total	$13,105

Contract based intangibles
VOBA and Other Intangible Assets
Schedule of information about intangible assets

	As of December 31,
	2012			2011
	Carrying Value	Accumulated Amortization	Net Other Intangible Assets	Carrying Value	Accumulated Amortization	Net Other Intangible Assets
Contract based intangibles	$38,020	$(19,685)	$18,335	$38,020	$(17,897)	$20,123

Schedule of estimated amortization for the next five years and thereafter
Year	Amount
2013	$1,788
2014	1,788
2015	1,788
2016	1,788
2017	1,788
Thereafter	9,395
Total other intangible assets with finite lives	$18,335

Accumulated Other Comprehensive Income (Tables)	12 Months Ended
Dec. 31, 2012
Accumulated Other Comprehensive Income
Schedule of reclassification adjustments

	Year Ended December 31,
	2012	2011	2010
Reclassification of net realized gains on sales of securities included in net income, net of taxes	$3,973	$662	$5,762
Reclassification of net realized losses on sales of securities previously written down included in net income, net of taxes	$(31)	$(662)	$(168)

Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies.
Schedule of aggregate future minimum lease payments under operating lease agreements

At December 31, 2012, the aggregate future minimum lease payments under these operating lease agreements that have initial or non-cancelable terms in excess of one year are:

2013	$6,377
2014	6,041
2015	5,403
2016	5,243
2017	1,031
Thereafter	567
Total minimum future lease payments	$24,662

Summary of Significant Accounting Policies (Details) (USD $)	3 Months Ended		12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Dec. 31, 2011
Investments:
Delinquency period to place loans on non-accrual status			90 days
Period after which financial information provided by the equity method investee was used by the entity			3 months
Other-than-temporary impairment threshold, percentage of market price to original purchase price			80.00%
Other Intangible Assets
Impairments of finite-lived or indefinite-lived other intangible assets			$ 0	$ 0
Reserves
Percentage of certainty of ultimate losses not exceeding claims reserves			0.00%
Long Duration Contracts
Percentage of risks related to reserves recorded for policies under FFG, LTC and life insurance no longer offered, ceded via reinsurance			100.00%
Deferred gain on disposal of businesses
Adjustments to estimates affecting deferred gain on disposal of businesses	$ 0	$ 0
Buildings | Maximum
Property and equipment
Estimated useful lives			39 years 6 months
Furniture | Maximum
Property and equipment
Estimated useful lives			7 years
Equipment | Maximum
Property and equipment
Estimated useful lives			5 years

Summary of Significant Accounting Policies (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended							12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2009 As Previously Reported	Dec. 31, 2009 Effect of Change	Jan. 01, 2010 Recent Accounting Pronouncements	Dec. 31, 2011 Recent Accounting Pronouncements As Previously Reported	Dec. 31, 2010 Recent Accounting Pronouncements As Previously Reported	Dec. 31, 2011 Recent Accounting Pronouncements Effect of Change	Dec. 31, 2010 Recent Accounting Pronouncements Effect of Change
Effect of adoption of this guidance on the consolidated balance sheet
Deferred acquisition costs	$ 20,600	$ 18,637	$ 19,666	$ 25,340				$ 29,419	$ 31,222	$ (10,782)	$ (11,556)
Deferred income taxes, net	0	2,936	31,162					0	8,115	2,936	23,047
Total assets	7,352,896	7,347,832	7,530,064					7,355,678	7,518,571	(7,846)	11,493
Future policy benefits and expenses	2,804,648	2,897,210	2,935,820					2,846,881	2,881,526	50,329	54,294
Deferred income taxes, net	70,020	0						18,453		(18,453)
Total liabilities	6,391,371	6,467,312	6,819,367					6,435,436	6,765,073	31,876	54,294
Retained earnings	138,743	161,239	116,044					200,961	158,846	(39,722)	(42,802)
Total stockholder's equity	961,525	880,520	710,696	672,337	718,337	(46,000)	(46,000)	920,242	753,498	(39,722)	(42,802)
Total liabilities and stockholder's equity	7,352,896	7,347,832	7,530,064					7,355,678	7,518,571	(7,846)	11,493
Effect of adoption of this guidance on the consolidated statement of operations
Policyholder benefits	720,636	805,582	834,149					809,548	838,055	(3,966)	(3,906)
Amortization of deferred acquisition costs and value of business acquired	28,758	28,785	28,445					41,349	41,372	(12,564)	(12,927)
Underwriting, general and administrative expenses	340,594	343,649	360,756					331,858	348,842	11,791	11,914
Total benefits, losses and expenses	1,089,988	1,178,016	1,287,638					1,182,755	1,292,557	(4,739)	(4,919)
Income before provision for income taxes	127,764	100,905	51,539					96,166	46,620	4,739	4,919
Provision for income taxes	40,260	23,710	34,604					22,051	32,883	1,659	1,721
Net income	$ 87,504	$ 77,195	$ 16,935					$ 74,115	$ 13,737	$ 3,080	$ 3,198

Investments (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Investments
Cost or Amortized Cost	$ 3,351,565
Fair Value	3,926,213
Fixed maturity securities
Investments
Cost or Amortized Cost	2,441,051	2,526,001
Gross Unrealized Gains	487,568	359,523
Gross Unrealized Losses	(3,119)	(19,590)
Fair Value	2,925,500	2,865,934
OTTI in AOCI	14,208	8,834
Fixed maturity securities | United States Government and government agencies and authorities
Investments
Cost or Amortized Cost	2,725	2,084
Gross Unrealized Gains	395	407
Gross Unrealized Losses	0	0
Fair Value	3,120	2,491
OTTI in AOCI	0	0
Fixed maturity securities | States, municipalities and political subdivisions
Investments
Cost or Amortized Cost	48,315	53,880
Gross Unrealized Gains	5,120	3,183
Gross Unrealized Losses	0	0
Fair Value	53,435	57,063
OTTI in AOCI	0	0
Fixed maturity securities | Foreign governments
Investments
Cost or Amortized Cost	25,908	34,161
Gross Unrealized Gains	3,794	2,798
Gross Unrealized Losses	(817)	(766)
Fair Value	28,885	36,193
OTTI in AOCI	0	0
Fixed maturity securities | Asset-backed
Investments
Cost or Amortized Cost	950	1,899
Gross Unrealized Gains	33	44
Gross Unrealized Losses	0	0
Fair Value	983	1,943
OTTI in AOCI	0	0
Fixed maturity securities | Commercial mortgage-backed
Investments
Cost or Amortized Cost	6,403	9,581
Gross Unrealized Gains	619	590
Gross Unrealized Losses	0	0
Fair Value	7,022	10,171
OTTI in AOCI	0	0
Fixed maturity securities | Residential mortgage-backed
Investments
Cost or Amortized Cost	78,868	97,140
Gross Unrealized Gains	8,347	7,797
Gross Unrealized Losses	(1)	(139)
Fair Value	87,214	104,798
OTTI in AOCI	1,654	340
Fixed maturity securities | Corporate
Investments
Cost or Amortized Cost	2,277,882	2,327,256
Gross Unrealized Gains	469,260	344,704
Gross Unrealized Losses	(2,301)	(18,685)
Fair Value	2,744,841	2,653,275
OTTI in AOCI	12,554	8,494
Equity securities
Investments
Cost or Amortized Cost	76,808	81,143
Gross Unrealized Gains	15,060	7,718
Gross Unrealized Losses	(775)	(7,980)
Fair Value	91,093	80,881
OTTI in AOCI	0	0
Equity securities | Common stocks
Investments
Cost or Amortized Cost	92	92
Gross Unrealized Gains	205	77
Gross Unrealized Losses	0	0
Fair Value	297	169
OTTI in AOCI	0	0
Equity securities | Non-redeemable preferred stocks
Investments
Cost or Amortized Cost	76,716	81,051
Gross Unrealized Gains	14,855	7,641
Gross Unrealized Losses	(775)	(7,980)
Fair Value	90,796	80,712
OTTI in AOCI	$ 0	$ 0

Investments (Details 2) (Credit concentration)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Investment portfolio | Corporate fixed maturity and equity securities | United Kingdom
Investments
Investment in securities as percentage of total holdings	5.00%	5.00%
Investment portfolio | Corporate fixed maturity and equity securities | Other individual European countries | Maximum
Investments
Investment in securities as percentage of total holdings	2.00%	2.00%
Investment portfolio | States, municipalities and political subdivisions | Individual U. S. states | Maximum
Investments
Investment in securities as percentage of total holdings	0.50%	0.50%
Investment portfolio | States, municipalities and political subdivisions | Municipal revenue bonds
Investments
Investment in securities as percentage of total holdings	46.00%	42.00%
Investment revenue sources | States, municipalities and political subdivisions | Municipal revenue bonds
Investments
Investment in securities as percentage of total holdings	100.00%	100.00%

Investments (Details 3) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Cost or Amortized Cost
Total	$ 2,441,051
Fair Value
Total	2,925,500	2,865,934
Fixed maturity securities
Cost or Amortized Cost
Due in one year or less	39,170
Due after one year through five years	282,899
Due after five years through ten years	526,634
Due after ten years	1,506,127
Total Cost or Amortized Cost, Contractual maturity	2,354,830
Fair Value
Due in one year or less	39,997
Due after one year through five years	304,871
Due after five years through ten years	597,971
Due after ten years	1,887,442
Total Fair Value, Contractual maturity	2,830,281
Asset-backed
Cost or Amortized Cost
Cost or Amortized Cost	950
Fair Value
Fair Value	983
Commercial mortgage-backed
Cost or Amortized Cost
Cost or Amortized Cost	6,403
Fair Value
Fair Value	7,022
Residential mortgage-backed
Cost or Amortized Cost
Cost or Amortized Cost	78,868
Fair Value
Fair Value	$ 87,214

Investments (Details 4) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Major categories of net investment income
Total investment income	$ 205,146	$ 210,292	$ 219,831
Investment expenses	(6,486)	(6,757)	(7,356)
Net investment income	198,660	203,535	212,475
Fixed maturity securities
Major categories of net investment income
Total investment income	152,544	158,007	160,844
Equity securities
Major categories of net investment income
Total investment income	5,676	7,696	9,960
Commercial mortgage loans on real estate
Major categories of net investment income
Total investment income	39,767	42,448	46,977
Policy loans
Major categories of net investment income
Total investment income	789	792	788
Short-term investments
Major categories of net investment income
Total investment income	56	78	204
Other investments
Major categories of net investment income
Total investment income	6,314	1,263	1,042
Cash and cash equivalents
Major categories of net investment income
Total investment income	$ 0	$ 8	$ 16

Investments (Details 5) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Available-for-sale securities, proceeds and realized gains (losses) included in earnings
Proceeds from sales	$ 316,622	$ 278,234	$ 368,551
Gross realized gains	11,995	10,309	17,592
Gross realized losses	$ 4,046	$ 6,701	$ 2,326
Other information
Average period of time for which securities were traded continuously at a price below book value for securities sold at a loss	35 months

Investments (Details 6) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Net realized gains (losses) related to sales and other
Total net realized gains related to sales and other	$ 10,026	$ 3,435	$ 11,458
Total net realized losses related to other-than-temporary Impairments	(53)	(2,984)	(4,275)
Total net realized gains	9,973	451	7,183
Fixed maturity securities
Net realized gains (losses) related to sales and other
Total net realized gains related to sales and other	10,496	6,457	12,287
Total net realized losses related to other-than-temporary Impairments	(14)	(2,974)	(4,045)
Equity securities
Net realized gains (losses) related to sales and other
Total net realized gains related to sales and other	(2,203)	(2,343)	3,051
Total net realized losses related to other-than-temporary Impairments	(39)	(10)	(230)
Commercial mortgage loans on real estate
Net realized gains (losses) related to sales and other
Total net realized gains related to sales and other	1,734	(679)	(3,882)
Short-term investments
Net realized gains (losses) related to sales and other
Total net realized gains related to sales and other	(1)	0	0
Other investments
Net realized gains (losses) related to sales and other
Total net realized gains related to sales and other	$ 0	$ 0	$ 2

Investments (Details 7) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Other-Than-Temporary Impairments
Other than temporary Impairments	$ 53	$ 3,296	$ 4,263
OTTI recognized in other comprehensive income	0	312	(12)
Fixed maturity securities
Credit loss impairments on fixed maturity securities for which a portion of the OTTI loss was recognized in AOCI
Balance, beginning of year	29,374	29,322	29,247
Additions for credit loss impairments recognized in the current period on securities not previously impaired	0	554	1,045
Additions for credit loss impairments recognized in the current period on securities previously impaired	14	445	251
Reductions for securities which the amount previously recognized in other comprehensive income was recognized in earnings because the entity intends to sell the security	0	0	(75)
Reductions for increases in cash flows expected to be collected that are recognized over the remaining life of the security	(403)	(153)	(201)
Reductions for credit loss impairments previously recognized on securities which matured, paid down, prepaid or were sold during the period	(2,015)	(794)	(945)
Balance, end of year	$ 26,970	$ 29,374	$ 29,322

Investments (Details 8) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 item	Dec. 31, 2011 item
Fair value of securities in a continuous unrealized loss position
Fair value of securities in a continuous unrealized loss position, Total	$ 85,817
Unrealized losses on securities in a continuous unrealized loss position
Percentage of gross unrealized losses in a continuous loss position for less than twelve months	33.00%	43.00%
Number of individual securities comprising total gross unrealized losses	120	277
Total gross unrealized losses of twelve months or more for given concentrations	857
Total gross unrealized losses of twelve months or more for given concentrations (as a percent)	80.00%
Maximum
Unrealized losses on securities in a continuous unrealized loss position
Total gross unrealized losses as a percentage of the aggregate fair value of the related securities	4.00%	9.00%
Fixed maturity securities
Fair value of securities in a continuous unrealized loss position
Fair value of securities in a continuous unrealized loss position, Less than 12 months	59,393	205,927
Fair value of securities in a continuous unrealized loss position, 12 months or more	26,424	73,099
Fair value of securities in a continuous unrealized loss position, Total	85,817	279,026
Unrealized losses on securities in a continuous unrealized loss position
Unrealized losses on securities in a continuous unrealized loss position, Less than 12 months	(1,236)	(10,099)
Unrealized losses on securities in a continuous unrealized loss position, 12 months or more	(1,883)	(9,491)
Unrealized losses on securities in a continuous unrealized loss position, Total	(3,119)	(19,590)
Fixed maturity securities | Foreign governments
Fair value of securities in a continuous unrealized loss position
Fair value of securities in a continuous unrealized loss position, Less than 12 months	0	0
Fair value of securities in a continuous unrealized loss position, 12 months or more	6,248	6,300
Fair value of securities in a continuous unrealized loss position, Total	6,248	6,300
Unrealized losses on securities in a continuous unrealized loss position
Unrealized losses on securities in a continuous unrealized loss position, Less than 12 months	0	0
Unrealized losses on securities in a continuous unrealized loss position, 12 months or more	(817)	(766)
Unrealized losses on securities in a continuous unrealized loss position, Total	(817)	(766)
Fixed maturity securities | Residential mortgage-backed
Fair value of securities in a continuous unrealized loss position
Fair value of securities in a continuous unrealized loss position, Less than 12 months	547	2,125
Fair value of securities in a continuous unrealized loss position, 12 months or more	0	163
Fair value of securities in a continuous unrealized loss position, Total	547	2,288
Unrealized losses on securities in a continuous unrealized loss position
Unrealized losses on securities in a continuous unrealized loss position, Less than 12 months	(1)	(125)
Unrealized losses on securities in a continuous unrealized loss position, 12 months or more	0	(14)
Unrealized losses on securities in a continuous unrealized loss position, Total	(1)	(139)
Fixed maturity securities | Corporate
Fair value of securities in a continuous unrealized loss position
Fair value of securities in a continuous unrealized loss position, Less than 12 months	58,846	203,802
Fair value of securities in a continuous unrealized loss position, 12 months or more	20,176	66,636
Fair value of securities in a continuous unrealized loss position, Total	79,022	270,438
Unrealized losses on securities in a continuous unrealized loss position
Unrealized losses on securities in a continuous unrealized loss position, Less than 12 months	(1,235)	(9,974)
Unrealized losses on securities in a continuous unrealized loss position, 12 months or more	(1,066)	(8,711)
Unrealized losses on securities in a continuous unrealized loss position, Total	(2,301)	(18,685)
Equity securities | Non-redeemable preferred stocks
Fair value of securities in a continuous unrealized loss position
Fair value of securities in a continuous unrealized loss position, Less than 12 months	4,086	8,297
Fair value of securities in a continuous unrealized loss position, 12 months or more	9,245	24,356
Fair value of securities in a continuous unrealized loss position, Total	13,331	32,653
Unrealized losses on securities in a continuous unrealized loss position
Unrealized losses on securities in a continuous unrealized loss position, Less than 12 months	(41)	(1,675)
Unrealized losses on securities in a continuous unrealized loss position, 12 months or more	(734)	(6,305)
Unrealized losses on securities in a continuous unrealized loss position, Total	$ (775)	(7,980)

Investments (Details 9) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Cost or Amortized Cost
Total	$ 88,936
Fair Value
Fair value of securities in a continuous unrealized loss position, Total	85,817
Fixed maturity securities
Cost or Amortized Cost
Due in one year or less	77
Due after one year through five years	15,691
Due after five years through ten years	30,889
Due after ten years	41,731
Total	88,388
Fair Value
Due in one year or less	76
Due after one year through five years	15,447
Due after five years through ten years	29,996
Due after ten years	39,751
Total Fair Value, Contractual maturity	85,270
Residential mortgage-backed
Cost or Amortized Cost
Cost or Amortized Cost	548
Fair Value
Fair Value	$ 547
Other information
Percentage of securities with sub-prime exposure rated as investment grade	33.00%
Residential mortgage-backed | Investment revenue sources | Credit concentration
Other information
Concentration percentage	6.00%
Residential mortgage-backed | Total unrealized gain position | Credit concentration
Other information
Concentration percentage	0.30%
Residential mortgage-backed subprime | Investment revenue sources | Credit concentration
Other information
Concentration percentage	0.20%

Investments (Details 10) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 70% and less Maximum	Dec. 31, 2012 71 - 80% Minimum	Dec. 31, 2012 71 - 80% Maximum	Dec. 31, 2012 81 - 95% Minimum	Dec. 31, 2012 81 - 95% Maximum	Dec. 31, 2012 Greater than 95% Minimum	Dec. 31, 2012 Commercial mortgage loans	Dec. 31, 2011 Commercial mortgage loans	Dec. 31, 2012 Commercial mortgage loans 70% and less	Dec. 31, 2011 Commercial mortgage loans 70% and less	Dec. 31, 2012 Commercial mortgage loans 71 - 80%	Dec. 31, 2011 Commercial mortgage loans 71 - 80%	Dec. 31, 2012 Commercial mortgage loans 81 - 95%	Dec. 31, 2011 Commercial mortgage loans 81 - 95%	Dec. 31, 2012 Commercial mortgage loans Greater than 95%	Dec. 31, 2011 Commercial mortgage loans Greater than 95%	Dec. 31, 2012 Commercial mortgage loans Investment portfolio Geographic concentration risk California, New York and Utah	Dec. 31, 2012 Commercial mortgage loans Investment portfolio Geographic concentration risk California, New York and Utah Minimum	Dec. 31, 2011 Commercial mortgage loans Investment portfolio Geographic concentration risk California, New York and Utah Minimum	Dec. 31, 2012 Commercial mortgage loans Investment portfolio Geographic concentration risk California, New York and Utah Maximum	Dec. 31, 2011 Commercial mortgage loans Investment portfolio Geographic concentration risk California, New York and Utah Maximum
Commercial mortgage loans
Concentration percentage																			39.00%
Loan-to-value percentage			70.00%	71.00%	80.00%	81.00%	95.00%	95.00%
Carrying Value									$ 632,152	$ 676,485	$ 545,156	$ 542,401	$ 41,449	$ 78,255	$ 31,378	$ 34,538	$ 14,169	$ 21,291		$ 36	$ 66	$ 11,588	$ 11,979
Less valuation allowance									(3,646)	(5,381)
Net commercial mortgage loans	$ 628,506	$ 671,104							$ 628,506	$ 671,104
% of Gross Mortgage Loans (as a percent)									100.00%	100.00%	86.20%	80.20%	6.60%	11.60%	5.00%	5.10%	2.20%	3.10%
Debt-Service Coverage ratio (as a percent)									1.86%	1.98%	1.98%	2.17%	1.31%	1.40%	0.92%	1.19%	1.06%	0.63%

Investments (Details 11) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Investments
Impact to realized capital gains (losses) on commercial mortgage loans		$ 0
Minimum percentage of securities received as collateral	102.00%
Collateral held under securities lending	42,540	42,666
Liability to the borrower for collateral	42,534	42,830
CPI CAPs
Investments
Derivative assets included in other assets	5,110	7,027
Loss on derivatives included in earnings	1,917	1,052	2,327
Fixed maturity securities
Investments
Fixed maturities on deposit with various governmental authorities	6,972	6,935
Commercial mortgage loans
Investments
Commercial mortgage loan valuation allowance for losses	(3,646)	(5,381)
Decrease in loan valuation allowance	$ 1,735	$ 7,053
Number of individually impaired commercial mortgage loans	1

Fair Value Disclosures (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Financial Assets
Transfers from level 1 to level 2 financial assets	$ 0
Transfers from level 2 to level 1 financial assets	0
Recurring basis | Total
Financial Assets
Total financial assets	4,604,964	4,538,340
Financial Liabilities
Liabilities related to separate accounts	1,509,404	1,468,119
Recurring basis | Total | Fixed maturity securities | United States Government and government agencies and authorities
Financial Assets
Total financial assets	3,120	2,491
Recurring basis | Total | Fixed maturity securities | States, municipalities and political subdivisions
Financial Assets
Total financial assets	53,435	57,063
Recurring basis | Total | Fixed maturity securities | Foreign governments
Financial Assets
Total financial assets	28,885	36,193
Recurring basis | Total | Fixed maturity securities | Asset-backed
Financial Assets
Total financial assets	983	1,943
Recurring basis | Total | Fixed maturity securities | Commercial mortgage-backed
Financial Assets
Total financial assets	7,022	10,171
Recurring basis | Total | Fixed maturity securities | Residential mortgage-backed
Financial Assets
Total financial assets	87,214	104,798
Recurring basis | Total | Fixed maturity securities | Corporate
Financial Assets
Total financial assets	2,744,841	2,653,275
Recurring basis | Total | Equity securities | Common stocks
Financial Assets
Total financial assets	297	169
Recurring basis | Total | Equity securities | Non-redeemable preferred stocks
Financial Assets
Total financial assets	90,796	80,712
Recurring basis | Total | Short-term investments
Financial Assets
Total financial assets	40,317	82,664
Recurring basis | Total | Collateral held/pledged under securities agreements
Financial Assets
Total financial assets	33,540	31,666
Recurring basis | Total | Cash equivalents
Financial Assets
Total financial assets		2,049
Recurring basis | Total | Other assets
Financial Assets
Total financial assets	5,110	7,027
Recurring basis | Total | Assets held in separate accounts
Financial Assets
Total financial assets	1,509,404	1,468,119
Recurring basis | Level 1
Financial Assets
Total financial assets	1,508,729	1,492,208
Financial Liabilities
Liabilities related to separate accounts	1,437,165	1,383,928
Recurring basis | Level 1 | Fixed maturity securities | United States Government and government agencies and authorities
Financial Assets
Total financial assets	0	0
Recurring basis | Level 1 | Fixed maturity securities | States, municipalities and political subdivisions
Financial Assets
Total financial assets	0	0
Recurring basis | Level 1 | Fixed maturity securities | Foreign governments
Financial Assets
Total financial assets	0	0
Recurring basis | Level 1 | Fixed maturity securities | Asset-backed
Financial Assets
Total financial assets	0	0
Recurring basis | Level 1 | Fixed maturity securities | Commercial mortgage-backed
Financial Assets
Total financial assets	0	0
Recurring basis | Level 1 | Fixed maturity securities | Residential mortgage-backed
Financial Assets
Total financial assets	0	0
Recurring basis | Level 1 | Fixed maturity securities | Corporate
Financial Assets
Total financial assets	0	0
Recurring basis | Level 1 | Equity securities | Common stocks
Financial Assets
Total financial assets	297	169
Recurring basis | Level 1 | Equity securities | Non-redeemable preferred stocks
Financial Assets
Total financial assets	0	0
Recurring basis | Level 1 | Short-term investments
Financial Assets
Total financial assets	40,317	82,664
Recurring basis | Level 1 | Collateral held/pledged under securities agreements
Financial Assets
Total financial assets	30,950	23,398
Recurring basis | Level 1 | Cash equivalents
Financial Assets
Total financial assets		2,049
Recurring basis | Level 1 | Other assets
Financial Assets
Total financial assets	0	0
Recurring basis | Level 1 | Assets held in separate accounts
Financial Assets
Total financial assets	1,437,165	1,383,928
Recurring basis | Level 2
Financial Assets
Total financial assets	3,056,391	3,007,402
Financial Liabilities
Liabilities related to separate accounts	72,239	84,191
Recurring basis | Level 2 | Fixed maturity securities | United States Government and government agencies and authorities
Financial Assets
Total financial assets	3,120	2,491
Recurring basis | Level 2 | Fixed maturity securities | States, municipalities and political subdivisions
Financial Assets
Total financial assets	53,435	57,063
Recurring basis | Level 2 | Fixed maturity securities | Foreign governments
Financial Assets
Total financial assets	28,316	35,658
Recurring basis | Level 2 | Fixed maturity securities | Asset-backed
Financial Assets
Total financial assets	983	1,943
Recurring basis | Level 2 | Fixed maturity securities | Commercial mortgage-backed
Financial Assets
Total financial assets	6,384	9,719
Recurring basis | Level 2 | Fixed maturity securities | Residential mortgage-backed
Financial Assets
Total financial assets	86,073	104,798
Recurring basis | Level 2 | Fixed maturity securities | Corporate
Financial Assets
Total financial assets	2,712,465	2,622,569
Recurring basis | Level 2 | Equity securities | Common stocks
Financial Assets
Total financial assets	0	0
Recurring basis | Level 2 | Equity securities | Non-redeemable preferred stocks
Financial Assets
Total financial assets	90,786	80,702
Recurring basis | Level 2 | Short-term investments
Financial Assets
Total financial assets	0	0
Recurring basis | Level 2 | Collateral held/pledged under securities agreements
Financial Assets
Total financial assets	2,590	8,268
Recurring basis | Level 2 | Cash equivalents
Financial Assets
Total financial assets		0
Recurring basis | Level 2 | Other assets
Financial Assets
Total financial assets	0	0
Recurring basis | Level 2 | Assets held in separate accounts
Financial Assets
Total financial assets	72,239	84,191
Recurring basis | Level 3
Financial Assets
Total financial assets	39,844	38,730
Financial Liabilities
Liabilities related to separate accounts	0	0
Recurring basis | Level 3 | Fixed maturity securities | United States Government and government agencies and authorities
Financial Assets
Total financial assets	0	0
Recurring basis | Level 3 | Fixed maturity securities | States, municipalities and political subdivisions
Financial Assets
Total financial assets	0	0
Recurring basis | Level 3 | Fixed maturity securities | Foreign governments
Financial Assets
Total financial assets	569	535
Recurring basis | Level 3 | Fixed maturity securities | Asset-backed
Financial Assets
Total financial assets	0	0
Recurring basis | Level 3 | Fixed maturity securities | Commercial mortgage-backed
Financial Assets
Total financial assets	638	452
Recurring basis | Level 3 | Fixed maturity securities | Residential mortgage-backed
Financial Assets
Total financial assets	1,141	0
Recurring basis | Level 3 | Fixed maturity securities | Corporate
Financial Assets
Total financial assets	32,376	30,706
Recurring basis | Level 3 | Equity securities | Common stocks
Financial Assets
Total financial assets	0	0
Recurring basis | Level 3 | Equity securities | Non-redeemable preferred stocks
Financial Assets
Total financial assets	10	10
Recurring basis | Level 3 | Short-term investments
Financial Assets
Total financial assets	0	0
Recurring basis | Level 3 | Collateral held/pledged under securities agreements
Financial Assets
Total financial assets	0	0
Recurring basis | Level 3 | Cash equivalents
Financial Assets
Total financial assets		0
Recurring basis | Level 3 | Other assets
Financial Assets
Total financial assets	5,110	7,027
Recurring basis | Level 3 | Assets held in separate accounts
Financial Assets
Total financial assets	$ 0	$ 0

Fair Value Disclosures (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Changes in balance sheet carrying value associated with Level 3 financial assets carried at fair value
Balance, beginning of period	$ 38,730	$ 36,269
Total (losses) gains (realized/unrealized) included in earnings	(2,023)	(1,381)
Net unrealized gains included in stockholder's equity	2,770	1,261
Purchases	3,424	6,788
Sales	(6,609)	(5,444)
Transfers in	3,564	2,151
Transfers out	(12)	(914)
Balance, end of period	39,844	38,730
Fixed maturity securities | Foreign governments
Changes in balance sheet carrying value associated with Level 3 financial assets carried at fair value
Balance, beginning of period	535	537
Total (losses) gains (realized/unrealized) included in earnings	0	1
Net unrealized gains included in stockholder's equity	34	(3)
Purchases	0	0
Sales	0	0
Transfers in	0	0
Transfers out	0	0
Balance, end of period	569	535
Fixed maturity securities | Commercial mortgage-backed
Changes in balance sheet carrying value associated with Level 3 financial assets carried at fair value
Balance, beginning of period	452	540
Total (losses) gains (realized/unrealized) included in earnings	13	0
Net unrealized gains included in stockholder's equity	1	(15)
Purchases	0	0
Sales	(552)	(73)
Transfers in	724	0
Transfers out	0	0
Balance, end of period	638	452
Fixed maturity securities | Residential mortgage-backed
Changes in balance sheet carrying value associated with Level 3 financial assets carried at fair value
Balance, beginning of period	0
Total (losses) gains (realized/unrealized) included in earnings	(4)
Net unrealized gains included in stockholder's equity	48
Purchases	0
Sales	(140)
Transfers in	1,237
Transfers out	0
Balance, end of period	1,141
Fixed maturity securities | Corporate
Changes in balance sheet carrying value associated with Level 3 financial assets carried at fair value
Balance, beginning of period	30,706	27,018
Total (losses) gains (realized/unrealized) included in earnings	(115)	(324)
Net unrealized gains included in stockholder's equity	2,678	1,263
Purchases	3,424	6,788
Sales	(5,917)	(5,275)
Transfers in	1,600	2,150
Transfers out	0	(914)
Balance, end of period	32,376	30,706
Equity securities | Non-redeemable preferred stocks
Changes in balance sheet carrying value associated with Level 3 financial assets carried at fair value
Balance, beginning of period	10	95
Total (losses) gains (realized/unrealized) included in earnings	0	(6)
Net unrealized gains included in stockholder's equity	9	16
Purchases	0	0
Sales	0	(96)
Transfers in	3	1
Transfers out	(12)	0
Balance, end of period	10	10
Other assets
Changes in balance sheet carrying value associated with Level 3 financial assets carried at fair value
Balance, beginning of period	7,027	8,079
Total (losses) gains (realized/unrealized) included in earnings	(1,917)	(1,052)
Net unrealized gains included in stockholder's equity	0	0
Purchases	0	0
Sales	0	0
Transfers in	0	0
Transfers out	0	0
Balance, end of period	$ 5,110	$ 7,027

Fair Value Disclosures (Details 3) (USD $) In Thousands, unless otherwise specified	12 Months Ended				3 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2010 Non-recurring basis	Dec. 31, 2012 Non-recurring basis	Dec. 31, 2011 Non-recurring basis	Dec. 31, 2012 Single broker quotes Level 3	Dec. 31, 2011 Single broker quotes Level 3	Dec. 31, 2012 Independent and non-binding broker quotes Level 3	Dec. 31, 2011 Independent and non-binding broker quotes Level 3
Fair value disclosure
Cost	$ 3,926,213							$ 19,532	$ 22,134	$ 15,202	$ 9,569
Goodwill	17,285	17,285	17,285	81,573	81,573
Goodwill					17,285	0	0
Goodwill impairment charges	$ 0	$ 0	$ 64,288		$ 64,288

Fair Value Disclosures (Details 4) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Financial assets
Commercial mortgage loans on real estate	$ 628,506	$ 671,104
Policy loans	12,802	12,822
Total
Financial assets
Commercial mortgage loans on real estate	704,414	739,515
Policy loans	12,802	12,822
Total financial assets	717,216	752,337
Financial liabilities
Policy reserves under investment products (Individual and group annuities, subject to discretionary withdrawal)	265,756	264,155
Obligation under securities agreement	42,534	42,830
Total financial liabilities	308,290	306,985
Level 1
Financial assets
Commercial mortgage loans on real estate	0	0
Policy loans	12,802	12,822
Total financial assets	12,802	12,822
Financial liabilities
Policy reserves under investment products (Individual and group annuities, subject to discretionary withdrawal)	0	0
Obligation under securities agreement	42,534	42,830
Total financial liabilities	42,534	42,830
Level 2
Financial assets
Commercial mortgage loans on real estate	0	0
Policy loans	0	0
Total financial assets	0	0
Financial liabilities
Policy reserves under investment products (Individual and group annuities, subject to discretionary withdrawal)	0	0
Obligation under securities agreement	0	0
Total financial liabilities	0	0
Level 3
Financial assets
Commercial mortgage loans on real estate	704,414	739,515
Policy loans	0	0
Total financial assets	704,414	739,515
Financial liabilities
Policy reserves under investment products (Individual and group annuities, subject to discretionary withdrawal)	265,756	264,155
Obligation under securities agreement	0	0
Total financial liabilities	265,756	264,155
Carrying Value
Financial assets
Commercial mortgage loans on real estate	628,506	671,104
Policy loans	12,802	12,822
Total financial assets	641,308	683,926
Financial liabilities
Policy reserves under investment products (Individual and group annuities, subject to discretionary withdrawal)	240,633	243,743
Obligation under securities agreement	42,534	42,830
Total financial liabilities	$ 283,167	$ 286,573

Income Taxes (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Current expense:
Federal and state	$ 22,405	$ 29,374	$ 27,586
Foreign	3	4	0
Total current expense	22,408	29,378	27,586
Deferred expense (benefit):
Federal and state	17,852	(5,668)	7,018
Total income tax expense	$ 40,260	$ 23,710	$ 34,604
Reconciliation of the federal income tax rate to the Company's effective income tax rate
Federal income tax rate (as a percent):	35.00%	35.00%	35.00%
Reconciling items:
Dividends-received deduction (as a percent)	(1.70%)	(2.30%)	(5.80%)
Change in liability for prior years' taxes (as a percent)	(2.20%)	0.10%	(4.80%)
Change in valuation allowance (as a percent)	0.00%	(10.40%)	0.20%
Goodwill impairment (as a percent)	0.00%	0.00%	43.70%
Permanent nondeductible expenses (as a percent)	0.30%	0.60%	0.80%
Tax exempt interest (as a percent)	(0.20%)	(0.20%)	(0.30%)
Other (as a percent)	0.30%	0.70%	(1.70%)
Effective income tax rate (as a percent)	31.50%	23.50%	67.10%

Income Taxes (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Reconciliation of the beginning and ending amounts of unrecognized tax benefits
Balance at beginning of year	$ (2,187)	$ (2,169)	$ (5,044)
Additions based on tax positions related to the current year	0	0	(1)
Reductions based on tax positions related to the current year	42	831	319
Additions for tax positions of prior years	(1,585)	(937)	0
Reductions for tax positions of prior years	2,043	88	2,528
Lapses	0	0	0
Settlements	911	0	29
Balance at end of year	(776)	(2,187)	(2,169)
Total unrecognized tax benefit that would impact the Company's consolidated effective tax rate if recognized	240	2,967	2,900
Interest expense (income) related to income tax matters	(564)	103	(130)
Interest accrued related to income tax matters	2,286	1,179
Penalties accrued related to income tax matters	$ 0

Income Taxes (Details 3) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Deferred Tax Assets
Deferred gain on disposal of businesses	$ 25,822	$ 30,212
Investments, net	67,923	73,374
Policyholder and separate account reserves	1,774	7,246
Deferred acquisition costs	16,928	19,776
Compensation related	905	719
Employee and post-retirement benefits	902	899
Total deferred tax asset	114,254	132,226
Less: valuation allowance	0	0
Deferred tax assets, net of valuation allowance	114,254	132,226
Deferred Tax Liabilities
Net unrealized appreciation on securities	174,640	118,828
Accrued liabilities	1,402	715
Other	8,232	9,747
Total deferred tax liability	184,274	129,290
Net deferred income tax (liability) asset	(70,020)	(2,936)
Cumulative valuation allowance against deferred tax assets		0
Net operating or capital loss carryforwards	$ 0

Premiums and Accounts Receivable (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Premiums and Accounts Receivable
Insurance premiums receivable	$ 56,909	$ 53,741
Other receivables	15,510	17,467
Allowance for uncollectible amounts	(4,546)	(4,698)
Total	$ 67,873	$ 66,510

Stockholder's Equity (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Stockholder's Equity
Authorized shares of common stock	1,000,000	1,000,000
Common stock, shares issued	1,000,000	1,000,000
Common stock, shares outstanding	1,000,000	1,000,000
Par value of shares of common stock (in dollars per share)	$ 5	$ 5
Dividends paid	$ 110,000	$ 32,000	$ 58,000
Capital contribution	$ 0	$ 21,576	$ 0

Statutory Information (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Statutory Information
Dividend declared and paid	$ 110,000	$ 32,000	$ 58,000
Kansas Department of Commerce
Statutory Information
Statutory net income	95,272	69,147	81,041
Statutory capital and surplus	438,848	455,848	449,615
Dividend declared and paid	110,000
Ordinary dividend declared and paid	77,141	32,000
Extraordinary dividends paid	32,859	0
Minimum dividend as percentage of insurers' surplus to be considered as extraordinary dividend	10.00%
Kansas Department of Commerce | Maximum
Statutory Information
Maximum dividend to parent under state regulatory requirements without permission from Kansas regulators	$ 87,930

Reinsurance (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 The Hartford and John Hancock Life Insurance Company item	Dec. 31, 2012 A. M. Best ratings of reinsurer, A++ or A+	Dec. 31, 2012 A. M. Best ratings of reinsurer, A or A-	Dec. 31, 2012 A. M. Best ratings of reinsurer, B++ or B+	Dec. 31, 2012 Not rated
Reinsurance recoverables
Ceded future policyholder benefits and expenses	$ 1,548,052	$ 1,600,007		$ 876,423	$ 633,326	$ 37,989	$ 314
Ceded unearned premium	18,485	19,856		18,272	49	164	0
Ceded claims and benefits payable	222,575	190,250		211,802	7,872	92	2,809
Ceded paid losses	14,293	9,954		424	21	0	13,848
Total	$ 1,803,405	$ 1,820,067	$ 1,691,282	$ 1,106,921	$ 641,268	$ 38,245	$ 16,971
Number of reinsurers with the largest reinsurance recoverable balances			2

Reinsurance (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Effect of reinsurance on premiums earned and benefits incurred
Direct earned premiums and other considerations	$ 1,019,997	$ 1,048,935	$ 1,082,475
Assumed premiums	158,113	193,892	225,233
Ceded premiums	(189,902)	(189,645)	(191,461)
Total earned premiums, Net amount	988,208	1,053,182	1,116,247
Direct policyholder benefits	867,812	1,017,698	1,276,955
Assumed policyholder benefits	157,804	198,704	219,285
Ceded policyholder benefits	(304,980)	(410,820)	(662,091)
Net policyholder benefits	720,636	805,582	834,149
Reinsurance invested assets
Effect of reinsurance on premiums earned and benefits incurred
Invested assets held in trusts	866,022	810,555
Long Duration Contracts
Effect of reinsurance on premiums earned and benefits incurred
Direct earned premiums and other considerations	212,727	213,074	228,876
Assumed premiums	11,983	12,093	7,159
Ceded premiums	(175,042)	(176,115)	(179,703)
Total earned premiums, Net amount	49,668	49,052	56,332
Direct policyholder benefits	344,022	459,153	719,071
Assumed policyholder benefits	24,519	27,198	21,031
Ceded policyholder benefits	(297,768)	(404,044)	(656,716)
Net policyholder benefits	70,773	82,307	83,386
Short Duration Contracts
Effect of reinsurance on premiums earned and benefits incurred
Direct earned premiums and other considerations	807,270	835,861	853,599
Assumed premiums	146,130	181,799	218,074
Ceded premiums	(14,860)	(13,530)	(11,758)
Total earned premiums, Net amount	938,540	1,004,130	1,059,915
Direct policyholder benefits	523,790	558,545	557,884
Assumed policyholder benefits	133,285	171,506	198,254
Ceded policyholder benefits	(7,212)	(6,776)	(5,375)
Net policyholder benefits	$ 649,863	$ 723,275	$ 750,763

Reinsurance (Details 3) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2005 Forethought Life Insurance Company	Dec. 31, 2012 FFG division Minimum item	Dec. 31, 2012 FFG division The Hartford	Dec. 31, 2011 FFG division The Hartford	Dec. 31, 2012 LTC Operations John Hancock	Dec. 31, 2011 LTC Operations John Hancock
Reinsurance recoverables
Period of time entity obligated to discontinue writing new preneed insurance policies			10 years
Reinsurance recoverables	$ 1,803,405	$ 1,820,067			$ 592,972	$ 608,430	$ 1,098,310	$ 1,103,506
Number of reinsurer insolvency for making company responsible for administering reinsurance business				1

Reserves (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Claims and Benefits Payable
Future Policy Benefits and Expenses	$ 2,804,648	$ 2,897,210	$ 2,935,820
Unearned Premiums	29,545	32,291
Case Reserves	1,497,132	1,545,811
Incurred But Not Reported Reserves	197,195	214,766
Preneed funeral life insurance policies and investment-type annuity contracts
Claims and Benefits Payable
Future Policy Benefits and Expenses	1,045,632	1,108,102
Unearned Premiums	203	455
Case Reserves	4,115	3,264
Incurred But Not Reported Reserves	3,419	3,490
Life insurance no longer offered
Claims and Benefits Payable
Future Policy Benefits and Expenses	266,556	273,920
Unearned Premiums	535	582
Case Reserves	2,577	852
Incurred But Not Reported Reserves	4,155	4,159
FFG, LTC and other disposed businesses
Claims and Benefits Payable
Future Policy Benefits and Expenses	1,458,326	1,507,307
Unearned Premiums	18,282	19,629
Case Reserves	194,014	164,302
Incurred But Not Reported Reserves	15,197	14,727
All other, long duration contracts
Claims and Benefits Payable
Future Policy Benefits and Expenses	34,134	7,881
Unearned Premiums	447	337
Case Reserves	15,418	43,590
Incurred But Not Reported Reserves	8,710	6,852
Group Term Life
Claims and Benefits Payable
Future Policy Benefits and Expenses	0	0
Unearned Premiums	3,558	4,038
Case Reserves	163,124	170,832
Incurred But Not Reported Reserves	29,483	35,157
Group Disability
Claims and Benefits Payable
Future Policy Benefits and Expenses	0	0
Unearned Premiums	2,067	2,320
Case Reserves	1,113,761	1,159,280
Incurred But Not Reported Reserves	115,664	129,190
Medical
Claims and Benefits Payable
Future Policy Benefits and Expenses	0	0
Unearned Premiums	331	793
Case Reserves	2,181	1,755
Incurred But Not Reported Reserves	1,678	2,253
Dental
Claims and Benefits Payable
Future Policy Benefits and Expenses	0	0
Unearned Premiums	3,983	4,055
Case Reserves	1,746	1,811
Incurred But Not Reported Reserves	14,939	16,486
Credit life and disability
Claims and Benefits Payable
Future Policy Benefits and Expenses	0	0
Unearned Premiums	2	3
Case Reserves	0	0
Incurred But Not Reported Reserves	1,698	1,663
All other, short duration contracts
Claims and Benefits Payable
Future Policy Benefits and Expenses	0	0
Unearned Premiums	137	79
Case Reserves	196	125
Incurred But Not Reported Reserves	$ 2,252	$ 789

Reserves (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Group Term Life
Changes in Company's product lines with the most significant claims and benefits payable balances
Balance at the beginning of the period, gross of reinsurance	$ 205,989	$ 206,741	$ 215,580
Less: Reinsurance ceded and other	(3,109)	(2,711)	(1,384)
Balance at the beginning of the period, net of reinsurance	202,880	204,030	214,196
Incurred loss related to:
Current year	121,051	135,665	127,413
Prior year's interest	7,575	7,723	8,017
Prior year(s)	(25,441)	(24,094)	(24,736)
Total incurred losses	103,185	119,294	110,694
Paid losses related to:
Current year	76,377	82,629	77,735
Prior year(s)	39,693	37,815	43,125
Total paid losses	116,070	120,444	120,860
Balance at the end of the period, net of reinsurance	189,995	202,880	204,030
Plus: Reinsurance ceded and other	2,612	3,109	2,711
Balance at the end of the period, gross of reinsurance	192,607	205,989	206,741
Group Disability
Changes in Company's product lines with the most significant claims and benefits payable balances
Balance at the beginning of the period, gross of reinsurance	1,288,470	1,314,927	1,347,370
Less: Reinsurance ceded and other	(32,709)	(33,721)	(32,468)
Balance at the beginning of the period, net of reinsurance	1,255,761	1,281,206	1,314,902
Incurred loss related to:
Current year	280,183	314,115	341,152
Prior year's interest	54,696	56,778	57,312
Prior year(s)	(56,891)	(64,669)	(79,457)
Total incurred losses	277,988	306,224	319,007
Paid losses related to:
Current year	67,069	63,057	66,432
Prior year(s)	270,749	268,612	286,271
Total paid losses	337,818	331,669	352,703
Balance at the end of the period, net of reinsurance	1,195,931	1,255,761	1,281,206
Plus: Reinsurance ceded and other	33,494	32,709	33,721
Balance at the end of the period, gross of reinsurance	$ 1,229,425	$ 1,288,470	$ 1,314,927

Reserves (Details 3) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012 Group Disability	Dec. 31, 2011 Group Disability	Dec. 31, 2010 Group Disability	Dec. 31, 2012 Preneed life insurance	Dec. 31, 2011 Preneed life insurance	Dec. 31, 2007 Preneed life insurance	Dec. 31, 2012 Preneed life insurance Minimum	Dec. 31, 2011 Preneed life insurance Minimum	Dec. 31, 2012 Preneed life insurance Maximum	Dec. 31, 2011 Preneed life insurance Maximum	Dec. 31, 2012 Preneed annuities	Dec. 31, 2011 Preneed annuities	Dec. 31, 2012 Traditional life insurance	Dec. 31, 2011 Traditional life insurance	Dec. 31, 2007 Traditional life insurance	Dec. 31, 2012 Block of pre-1980 traditional life insurance business	Dec. 31, 2011 Block of pre-1980 traditional life insurance business
Short Duration Contracts
Short duration contracts, discount rate (as a percent)		4.75%	5.25%
Short duration contracts, liabilities net of reinsurance	$ 1,167,682	$ 1,228,356
Short duration contracts, discount	$ 388,934	$ 414,145
Long Duration Contracts
Interest rate assumption, low end of range				4.70%	4.70%						1.50%	1.50%	5.30%	5.30%
Interest rate assumption, high end of range				7.30%	7.30%						5.50%	5.50%	7.50%	7.50%
Interest rate assumption											0.00%	0.00%
Discount rate, low end of range													5.30%	5.30%
Discount rate, high end of range													7.50%	7.50%
Discount rate																8.80%	8.80%
Percentage of adverse deviation in interest and discount rate for preneed life insurance							0.20%	0.20%	0.50%	0.50%
Period of grading of interest and discount rates											7 years	7 years	20 years	20 years
Future policy benefit increases, low end of range (as a percent)				1.00%	1.00%
Future policy benefit increases, high end of range (as a percent)				7.00%	7.00%
Future policy benefit increases tied to inflation (as a percent)				3.00%	3.00%	2.30%									2.30%
Withdrawal charges assumption, low end of range											0.00%	0.00%
Withdrawal charges assumption, high end of range											7.00%	7.00%

Retirement and Other Employee Benefits (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Retirement and Other Employee Benefits
Amount expensed under defined contribution plan	$ 5,688	$ 5,616	$ 5,005
Defined benefit pension plan
Retirement and Other Employee Benefits
Obligation for defined benefit plans	0
Pension costs under defined benefit plan	8,143	6,180	6,056
Postretirement benefits
Retirement and Other Employee Benefits
Pension costs under defined benefit plan	$ 309	$ 414	$ 1,132

Deferred Acquisition Costs (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Changes in deferred acquisition costs
Beginning balance	$ 18,637	$ 19,666	$ 25,340
Costs deferred	28,993	25,892	20,685
Amortization	(27,030)	(26,921)	(26,359)
Ending balance	$ 20,600	$ 18,637	$ 19,666

Goodwill, VOBA and Other Intangible Assets (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Goodwill
Balance at the beginning of the period, goodwill, gross	$ 156,817	$ 156,817	$ 156,817
Balance at the beginning of the period, accumulated impairment loss	(139,532)	(139,532)	(75,244)
Balance at the beginning of the period, goodwill, net	17,285	17,285	81,573
Impairments	0	0	(64,288)
Balance at the end of the period, goodwill, gross	156,817	156,817	156,817
Balance at the end of the period, accumulated impairment loss	(139,532)	(139,532)	(139,532)
Balance at the end of the period, goodwill, net	$ 17,285	$ 17,285	$ 17,285

Goodwill, VOBA and Other Intangible Assets (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Changes in VOBA
Beginning balance	$ 14,833	$ 16,697	$ 18,783
Amortization, net of interest accrued	(1,728)	(1,864)	(2,086)
Ending balance	$ 13,105	$ 14,833	$ 16,697

Goodwill, VOBA and Other Intangible Assets (Details 3) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012 VOBA	Dec. 31, 2012 VOBA Minimum	Dec. 31, 2012 VOBA Maximum	Dec. 31, 2012 Contract based intangibles	Dec. 31, 2011 Contract based intangibles
VOBA and Other Intangible Assets
Interest rate assumed for VOBA (as a percent)		5.40%	7.50%
2013	$ 1,550			$ 1,788
2014	1,425			1,788
2015	1,323			1,788
2016	1,227			1,788
2017	1,131			1,788
Thereafter	6,449			9,395
Total intangible assets, net	$ 13,105			$ 18,335	$ 20,123

Goodwill, VOBA and Other Intangible Assets (Details 4) (Contract based intangibles, USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Contract based intangibles
Other Intangible Assets
Carrying Value	$ 38,020	$ 38,020
Accumulated Amortization	(19,685)	(17,897)
Total intangible assets, net	$ 18,335	$ 20,123

Accumulated Other Comprehensive Income (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Accumulated Other Comprehensive Income
Reclassification of net realized gains on sales of securities included in net income, net of taxes	$ 3,973	$ 662	$ 5,762
Reclassification of net realized losses on sales of securities previously written down included in net income, net of taxes	$ (31)	$ (662)	$ (168)

Related Party Transactions (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended						0 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Parent and its affiliates	Dec. 31, 2011 Parent and its affiliates	Dec. 31, 2010 Parent and its affiliates	Jul. 02, 2010 USLICoNY	Dec. 31, 2010 USLICoNY
Related party transactions
Net fees paid for services provided				$ 73,653	$ 86,863	$ 86,694
Release of reserve under commutation of reinsured business							26,920
Cash paid under commutation of reinsured business							29,172
Loss on commutation of reinsured business							2,252
Premiums assumed of reinsured business	$ 158,113	$ 193,892	$ 225,233					$ 67

Commitments and Contingencies (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Future minimum lease payments under operating lease agreements
2013	$ 6,377
2014	6,041
2015	5,403
2016	5,243
2017	1,031
Thereafter	567
Total minimum future lease payments	24,662
Rent expense under operating lease	$ 6,377	$ 6,697	$ 8,438

Subsequent Events (Details) (Subsequent events, Nine affiliate dental insurers)	3 Months Ended
Mar. 31, 2013 item
Subsequent Events
Number of affiliate dental insurers	9
Percentage of interest acquired	100.00%
Interfinancial Inc.
Subsequent Events
Percentage of interest transferred to subsidiary by parent	100.00%

Schedule I-Summary of Investments Other-Than-Investments in Related Parties (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Summary of Investments Other-Than-Investments in Related Parties
Cost or Amortized Cost	$ 3,351,565
Fair Value	3,926,213
Amount at which shown in balance sheet	3,850,305	3,859,124
Fixed maturity securities
Summary of Investments Other-Than-Investments in Related Parties
Cost or Amortized Cost	2,441,051
Fair Value	2,925,500
Amount at which shown in balance sheet	2,925,500
United States Government and government agencies and authorities
Summary of Investments Other-Than-Investments in Related Parties
Cost or Amortized Cost	2,725
Fair Value	3,120
Amount at which shown in balance sheet	3,120
States, municipalities and political subdivisions
Summary of Investments Other-Than-Investments in Related Parties
Cost or Amortized Cost	48,315
Fair Value	53,435
Amount at which shown in balance sheet	53,435
Foreign governments
Summary of Investments Other-Than-Investments in Related Parties
Cost or Amortized Cost	25,908
Fair Value	28,885
Amount at which shown in balance sheet	28,885
Asset-backed
Summary of Investments Other-Than-Investments in Related Parties
Cost or Amortized Cost	950
Fair Value	983
Amount at which shown in balance sheet	983
Commercial mortgage-backed
Summary of Investments Other-Than-Investments in Related Parties
Cost or Amortized Cost	6,403
Fair Value	7,022
Amount at which shown in balance sheet	7,022
Residential mortgage-backed
Summary of Investments Other-Than-Investments in Related Parties
Cost or Amortized Cost	78,868
Fair Value	87,214
Amount at which shown in balance sheet	87,214
Corporate
Summary of Investments Other-Than-Investments in Related Parties
Cost or Amortized Cost	2,277,882
Fair Value	2,744,841
Amount at which shown in balance sheet	2,744,841
Equity securities
Summary of Investments Other-Than-Investments in Related Parties
Cost or Amortized Cost	76,808
Fair Value	91,093
Amount at which shown in balance sheet	91,093
Common stocks
Summary of Investments Other-Than-Investments in Related Parties
Cost or Amortized Cost	92
Fair Value	297
Amount at which shown in balance sheet	297
Non-redeemable preferred stocks
Summary of Investments Other-Than-Investments in Related Parties
Cost or Amortized Cost	76,716
Fair Value	90,796
Amount at which shown in balance sheet	90,796
Commercial mortgage loans on real estate, at amortized cost
Summary of Investments Other-Than-Investments in Related Parties
Cost or Amortized Cost	628,506
Fair Value	704,414
Amount at which shown in balance sheet	628,506
Policy loans
Summary of Investments Other-Than-Investments in Related Parties
Cost or Amortized Cost	12,802
Fair Value	12,802
Amount at which shown in balance sheet	12,802
Short-term investments
Summary of Investments Other-Than-Investments in Related Parties
Cost or Amortized Cost	40,317
Fair Value	40,317
Amount at which shown in balance sheet	40,317
Collateral held/pledged under securities agreements
Summary of Investments Other-Than-Investments in Related Parties
Cost or Amortized Cost	42,534
Fair Value	42,540
Amount at which shown in balance sheet	42,540
Other investments
Summary of Investments Other-Than-Investments in Related Parties
Cost or Amortized Cost	109,547
Fair Value	109,547
Amount at which shown in balance sheet	$ 109,547

Schedule III-Supplementary Insurance Information (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule III-Supplementary Insurance Information
Deferred acquisition costs	$ 20,600	$ 18,637	$ 19,666
Future policy benefits and expenses	2,804,648	2,897,210	2,935,819
Unearned premiums	29,545	32,291	33,871
Claims and benefits payable	1,694,327	1,760,577	1,741,250
Premium revenues and other considerations	988,208	1,053,182	1,116,247
Net investment income	198,660	203,535	212,475
Benefits claims, losses and settlement expenses	720,636	805,582	834,149
Amortization of deferred policy acquisition costs	27,030	26,921	26,359
Other operating expenses	$ 342,322	$ 345,513	$ 427,130

Schedule IV - Reinsurance (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Premiums:
Direct amount	$ 1,019,997	$ 1,048,935	$ 1,082,475
Assumed from other Companies	158,113	193,892	225,233
Ceded to other Companies	189,902	189,645	191,461
Net amount	988,208	1,053,182	1,116,247
Percentage of amount assumed to net	16.00%	18.40%	20.20%
Benefits:
Direct amount	867,812	1,017,698	1,276,955
Assumed from other companies	157,804	198,704	219,285
Ceded to other Companies	304,980	410,820	662,091
Net amount	720,636	805,582	834,149
Percentage of amount assumed to net	21.90%	24.70%	26.30%
Life Insurance in Force
Life Insurance in Force
Direct Amount	71,453,196	71,604,673	72,241,115
Assumed from other Companies	981,157	6,534,460	6,579,297
Ceded to other Companies	10,860,008	11,811,625	12,791,301
Net amount	61,574,345	66,327,508	66,029,111
Percentage of amount assumed to net	1.60%	9.90%	10.00%
Life insurance
Premiums:
Direct amount	279,385	285,047	292,452
Assumed from other Companies	8,176	15,746	17,758
Ceded to other Companies	89,869	94,132	98,636
Net amount	197,692	206,661	211,574
Percentage of amount assumed to net	4.10%	7.60%	8.40%
Benefits:
Direct amount	392,126	427,479	424,279
Assumed from other companies	21,674	34,276	32,201
Ceded to other Companies	253,829	272,036	279,406
Net amount	159,971	189,719	177,074
Percentage of amount assumed to net	13.50%	18.10%	18.20%
Accident and health insurance
Premiums:
Direct amount	740,612	763,888	790,023
Assumed from other Companies	149,937	178,146	207,475
Ceded to other Companies	100,033	95,513	92,825
Net amount	790,516	846,521	904,673
Percentage of amount assumed to net	19.00%	21.00%	22.90%
Benefits:
Direct amount	475,686	590,219	852,676
Assumed from other companies	136,130	164,428	187,084
Ceded to other Companies	51,151	138,784	382,685
Net amount	$ 560,665	$ 615,863	$ 657,075
Percentage of amount assumed to net	24.30%	26.70%	28.50%

Schedule V-Valuation and Qualifying Accounts (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Movement in valuation and qualifying accounts
Balance at Beginning of Year	$ 10,079	$ 27,628	$ 23,778
Charged to Costs and Expenses	(1,829)	(9,817)	3,869
Charged to Other Accounts	0	0	0
Deductions	58	7,732	19
Balance at End of Year	8,192	10,079	27,628
Valuation allowance for deferred tax assets
Movement in valuation and qualifying accounts
Balance at Beginning of Year		10,523	10,415
Charged to Costs and Expenses		(10,523)	108
Charged to Other Accounts		0	0
Deductions		0	0
Balance at End of Year		0	10,523
Valuation allowance for mortgage loans on real estate
Movement in valuation and qualifying accounts
Balance at Beginning of Year	5,381	12,434	8,552
Charged to Costs and Expenses	(1,735)	679	3,882
Charged to Other Accounts	0	0	0
Deductions	0	7,732	0
Balance at End of Year	3,646	5,381	12,434
Valuation allowance for uncollectible agents balances
Movement in valuation and qualifying accounts
Balance at Beginning of Year	4,655	4,671	4,811
Charged to Costs and Expenses	(67)	(16)	(121)
Charged to Other Accounts	0	0	0
Deductions	58	0	19
Balance at End of Year	4,530	4,655	4,671
Valuation allowance for uncollectible accounts
Movement in valuation and qualifying accounts
Balance at Beginning of Year	43	0
Charged to Costs and Expenses	(27)	43
Charged to Other Accounts	0	0
Deductions	0	0
Balance at End of Year	$ 16	$ 43